                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00487

                          SECURITY LARGE CAP VALUE FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                          SECURITY LARGE CAP VALUE FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SECURITY FUNDS(SM)

SEMI-ANNUAL REPORT

MARCH 31, 2006

-    SECURITY EQUITY FUND(R)

     -    ALPHA OPPORTUNITY SERIES

     -    ENHANCED INDEX SERIES

     -    EQUITY SERIES

     -    GLOBAL SERIES

     -    LARGE CAP GROWTH SERIES

     -    MID CAP VALUE SERIES

     -    SELECT 25 SERIES

     -    SMALL CAP GROWTH SERIES

     -    SOCIAL AWARENESS SERIES

-    SECURITY LARGE CAP VALUE FUND

-    SECURITY MID CAP GROWTH FUND

(SECURITY BENEFIT(SM) LOGO)
Security Distributors, Inc.

                             SECURITY EQUITY FUND(R)
                          SECURITY LARGE CAP VALUE FUND
                          SECURITY MID CAP GROWTH FUND

                                 MARCH 31, 2006

                               SEMI-ANNUAL REPORT
                                   (unaudited)

                                TABLE OF CONTENTS

Chairman's Letter ........................................................     2
Security Equity Fund
   Alpha Opportunity Series ..............................................     3
   Enhanced Index Series .................................................    13
   Equity Series .........................................................    25
   Global Series .........................................................    35
   Large Cap Growth Series ...............................................    45
   Mid Cap Value Series ..................................................    53
   Select 25 Series ......................................................    63
   Small Cap Growth Series ...............................................    71
   Social Awareness Series ...............................................    81
Security Large Cap Value Fund ............................................    89
Security Mid Cap Growth Fund .............................................    99
Notes to Financial Statements ............................................   109
Director's Disclosure ....................................................   117
Directors and Officers ...................................................   119

Chairman's Letter
May 15, 2006

(PHOTO OF JOHN CLELAND)

John Cleland
Chairman of the Board

TO OUR SHAREHOLDERS:

Equities across most major stock index categories posted strong returns for investors over the first six months of this fiscal year (from September 2005 through March 2006), as illustrated in the following table of selected index returns for each quarter and over the entire six-month period. Bonds, on the other hand, did not fare as well and posted slightly negative returns as interest rates rose all along the maturity spectrum. In the domestic fixed income markets, only very short-term bonds, including money markets and high yield bonds, enjoyed decent returns over this period.

Despite a backdrop of increasing economic uncertainty, as well as the Federal Reserve continuing its tightening policy, investor expectations were positively influenced by tame overall inflation, continued earnings expansion, and historically reasonable equity valuations. As has been the case over recent years, mid and small cap stocks once again outperformed the large caps over this period with most of that relative move occurring in the first quarter of 2006.

                                 RETURN %
                        --------------------------
                                        SIX MONTHS
                        4TH Q   1ST Q    9/30/05-
INDEX                   2005    2006     3/31/06
-----                   -----   -----   ----------
S&P 500                  2.08    4.21      6.38
Russell 2500             1.81   11.14     13.15
Russell 2000             1.13   13.94     15.23
MSCI EAFE ($US)          3.79    8.78     12.90
Lehman Aggregate Bond    0.59   (0.65)    (0.10)

Interest rates were up over the six-month period, with short rates rising faster than long-term rates. The influence of Fed policy had its expected effect, but during this period two additional noteworthy events happened. The shape of yield curve turned negative (short-term rates were higher than long-term rates) for a short period, and long term rates, which had remained stubbornly low over the past several quarters of Fed tightening, were now beginning to rise. This can be seen in the following table showing interest rates on U.S. Treasury Securities of varying maturities at the beginning, middle and end of the six-month timeframe.

                                    % RATES
                         ----------------------------
U.S. TREASURY MATURITY   9/30/05   12/31/05   3/31/06
----------------------   -------   --------   -------
3 Month                    3.47      3.99       4.52
1 Year                     4.01      4.38       4.82
10 Year                    4.34      4.39       4.86
Long Term (20+ Years)      4.62      4.61       5.07

Over the remainder of the fiscal year investors face a number of possible risk factors including a slowing housing market, the potential for commodity price increases to spill over into general inflation, rising interest rates, a deceleration in corporate earnings growth, and a little less certainty about how the new Fed Chairman, Ben Bernanke, will manage monetary policy in this environment. To the extent that earnings continue to grow at a reasonable pace and if inflation remains subdued, the outlook may continue to be positive for investors.

As a general rule, because there is always uncertainty about how the markets will perform, particularly over specific time frames, investors are well advised to consider the benefits of well-defined and diversified investment strategies that the Security Funds are intended to provide shareholders over the long run. We appreciate your investment in the Funds and welcome any comments or questions you may have.

Sincerely,


/s/ John Cleland
-------------------------------------
John Cleland
Chairman, the Security Funds

                              SECURITY EQUITY FUND

                            Alpha Opportunity Series

                           (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                       AND

                      (MAINSTREAM INVESTMENT ADVISERS LOGO)

                                   SUBADVISER,
                         MAINSTREAM INVESTMENT ADVISERS

                                                            SECURITY EQUITY FUND
Performance Summary                                     ALPHA OPPORTUNITY SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

ALPHA OPPORTUNITY SERIES VS. S&P 500 INDEX

                              (PERFORMANCE GRAPH)

ALPHA OPPORTUNITY SERIES

  7/7/03    9,425.00
 9/30/03    9,632.35
12/31/03   11,152.80
 3/31/04   11,381.22
 6/30/04   11,609.63
 9/30/04   11,708.95
12/31/04   12,528.47
 3/31/05   12,485.97
 6/30/05   12,358.45
 9/30/05   13,144.80
12/31/05   13,423.47
 3/31/06   14,727.73

S&P 500 INDEX

INCEPTION 7/01/03   10,000.00
        9/30/2003   10,264.66
       12/31/2003   11,515.49
        3/31/2004   11,710.84
        6/30/2004   11,912.75
        9/30/2004   11,689.41
       12/31/2004   12,768.79
        3/31/2005   12,493.71
        6/30/2005   12,663.78
        9/30/2005   13,120.77
       12/31/2005   13,393.36
        3/31/2006   13,956.34

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Alpha Opportunity Series on July 7, 2003 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-06        1 YEAR    SINCE INCEPTION
---------------------        ------   ----------------
A Shares                     17.95%   17.73% (7-07-03)
A Shares with sales charge   11.14%   15.21% (7-07-03)
B Shares                     17.06%   16.86% (7-07-03)
B Shares with CDSC           12.06%   16.02% (7-07-03)
C Shares                     17.06%   16.86% (7-07-03)
C Shares with CDSC           16.06%   16.86% (7-07-03)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    0.08%
Consumer Staples                          0.78
Energy                                    0.48
Financials                                0.50
Health Care                              (0.14)
Industrials                              25.73
Information Technology                    5.34
Materials                                 7.84
Exchange Traded Funds                     4.95
U.S. Government Sponsored Agencies       39.09
Asset Backed Securities                   0.52
Cash & other assets, less liabilities    14.83
                                        ------
Total net assets                        100.00%
                                        ======


                                       4                 See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                     ALPHA OPPORTUNITY SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 - March 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                         BEGINNING         ENDING      EXPENSES PAID
                       ACCOUNT VALUE   ACCOUNT VALUE       DURING
                          10-01-05       3-31-06(1)      PERIOD(2)
                       -------------   -------------   -------------
Alpha Opportunity
   Series - Class A
   Actual                $1,000.00       $1,120.40       $15.07
   Hypothetical           1,000.00        1,010.72        14.29
Alpha Opportunity
   Series - Class B
   Actual                 1,000.00        1,116.60        19.00
   Hypothetical           1,000.00        1,006.98        18.01
Alpha Opportunity
   Series - Class C
   Actual                 1,000.00        1,116.60        19.00
   Hypothetical           1,000.00        1,006.98        18.01

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2005 to March 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2005 to March 31, 2006 was 12.04%, 11.66% and 11.66%, for
     Class A, B and C shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (2.85%, 3.60% and 3.60% for Class A, B and C shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                 ALPHA OPPORTUNITY SERIES
March 31, 2006                                                       (unaudited)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS - 47.2%

AEROSPACE & DEFENSE - 1.9%
Empresa Brasileira de Aeronautica S.A. ADR                   3,700   $   136,345
Hexcel Corporation*                                          3,500        76,895
K&F Industries Holdings, Inc.*                               1,000        16,600
United Technologies Corporation                              5,500       318,835
                                                                     -----------
                                                                         548,675
                                                                     -----------
AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company                                 500        16,825
                                                                     -----------
AIRLINES - 1.3%
AirTran Holdings, Inc.*                                     11,700       211,887
Lan Airlines S.A. ADR                                        2,500        97,975
Republic Airways Holdings, Inc.*                             3,200        47,392
SkyWest, Inc.                                                  900        26,343
                                                                     -----------
                                                                         383,597
                                                                     -----------
ALUMINUM - 1.7%
Aluminum Corporation of China, Ltd. ADR                      4,600       481,712
                                                                     -----------
AUTO PARTS & EQUIPMENT - 0.1%
Sauer-Danfoss, Inc.                                          1,200        27,540
                                                                     -----------
COMMODITY CHEMICALS - 0.1%
Spartech Corporation                                         1,500        36,000
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 0.5%
Belden CDT, Inc.                                             3,500        95,305
Harris Corporation                                             900        42,561
                                                                     -----------
                                                                         137,866
                                                                     -----------
CONSTRUCTION & ENGINEERING - 2.9%
Fluor Corporation                                            2,700       231,660
Infrasource Services, Inc.*                                  8,500       146,285
Insituform Technologies, Inc.*                               6,300       167,580
Michael Baker Corporation*                                   3,100        87,823
Washington Group International, Inc.                         3,100       177,909
                                                                     -----------
                                                                         811,257
                                                                     -----------
CONSTRUCTION & FARM MACHINERY - 4.2%
Cascade Corporation                                          8,600       454,510
Caterpillar, Inc.                                            1,900       136,439
Deere & Company                                              2,400       189,720
Federal Signal Corporation                                   1,000        18,500
Gehl Company*                                                1,000        33,120
JLG Industries, Inc.                                         4,600       141,634
Trinity Industries, Inc.                                     2,000       108,780
Wabtec Corporation                                           3,700       120,620
                                                                     -----------
                                                                       1,203,323
                                                                     -----------
CONSTRUCTION MATERIALS - 1.0%
Florida Rock Industries, Inc.                                5,300       297,966
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.6%
Electronic Data Systems Corporation                          6,000       160,980
                                                                     -----------
DIVERSIFIED CHEMICALS - 0.4%
BASF AG ADR                                                  1,600       125,440
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.4%
Ritchie Brothers Auctioneers, Inc.                           2,300   $   113,850
                                                                     -----------
DIVERSIFIED METALS & MINING - 0.1%
Cameco Corporation                                             500        18,000
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.9%
Emerson Electric Company                                     9,800       819,574
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.0%
Agilent Technologies, Inc.*                                  3,700       138,935
Amphenol Corporation                                         6,300       328,734
Mettler-Toledo International, Inc.*                          6,400       386,176
                                                                     -----------
                                                                         853,845
                                                                     -----------
ELECTRONIC MANUFACTURING SERVICES - 0.3%
Kemet Corporation*                                           5,100        48,297
Molex, Inc.                                                  1,300        43,160
                                                                     -----------
                                                                          91,457
                                                                     -----------
EXCHANGE TRADED FUNDS - 5.0%
Consumer Discretionary Select Sector Spdr Fund               7,000       235,480
iShares FTSE/Xinhua China 25 Index Fund                      2,800       207,844
iShares MSCI Hong Kong Index Fund                           19,800       267,102
iShares MSCI Japan Index Fund                               14,600       210,240
iShares MSCI Singapore Index Fund                            2,600        22,828
Materials Select Sector Index                                9,500       307,325
Technology Select Sector Spdr Fund                           7,900       175,064
                                                                     -----------
                                                                       1,425,883
                                                                     -----------
FERTILIZERS & AGRICULTURAL CHEMICALS - 1.2%
Agrium, Inc.                                                 7,600       191,976
Mosaic Company*                                              1,400        20,090
Sociedad Quimica y Minera de Chile S.A. ADR                    800        90,800
Terra Industries, Inc.*                                      7,000        49,350
                                                                     -----------
                                                                         352,216
                                                                     -----------
HOME FURNISHINGS - 0.2%
Ethan Allen Interiors, Inc.                                  1,100        46,222
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 3.1%
ABB, Ltd. ADR*                                               2,500        31,375
General Electric Company                                     4,000       139,120
Siemens AG ADR                                               7,500       698,775
                                                                     -----------
                                                                         869,270
                                                                     -----------
INDUSTRIAL MACHINERY - 5.8%
Barnes Group, Inc.                                           1,500        60,750
Esco Technologies, Inc.*                                     4,200       212,730
Harsco Corporation                                           1,100        90,882
Ingersoll-Rand Company, Ltd.                                 4,200       175,518
Kennametal, Inc.                                            11,400       696,996
Nordson Corporation                                          1,000        49,860
Parker Hannifin Corporation                                  1,000        80,610
Pentair, Inc.                                                2,900       118,175
RBC Bearings, Inc.*                                          2,200        45,100
Watts Waters Technologies, Inc.                              2,800       101,752
                                                                     -----------
                                                                       1,632,373
                                                                     -----------


                                        6                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                 ALPHA OPPORTUNITY SERIES
March 31, 2006                                                       (unaudited)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

IT CONSULTING & OTHER SERVICES - 0.7%
Gartner, Inc.*                                              13,700   $   191,115
                                                                     -----------
LIFE & HEALTH INSURANCE - 0.6%
Prudential Financial, Inc.                                   2,100       159,201
                                                                     -----------
MARINE - 0.1%
Sea Containers, Ltd.                                         2,300        16,583
                                                                     -----------
METAL & GLASS CONTAINERS - 0.2%
Silgan Holdings, Inc.                                        1,600        64,272
                                                                     -----------
OIL & GAS DRILLING - 0.1%
GlobalSantaFe Corporation                                      400        24,300
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 1.1%
Technip S.A. ADR                                             4,600       312,524
                                                                     -----------
OIL & GAS REFINING & MARKETING - 0.3%
Sasol, Ltd. ADR                                              2,300        87,009
Xethanol Corporation*                                          600         4,080
                                                                     -----------
                                                                          91,089
                                                                     -----------
PACKAGED FOODS & MEATS - 0.1%
Cresud S.A. ADR                                              2,600        37,518
                                                                     -----------
PAPER PACKAGING - 1.3%
Smurfit-Stone Container Corporation*                        28,200       382,674
                                                                     -----------
PAPER PRODUCTS - 0.7%
Abitibi-Consolidated, Inc.                                   8,600        35,690
International Paper Company                                  4,400       152,108
                                                                     -----------
                                                                         187,798
                                                                     -----------
PERSONAL PRODUCTS - 0.6%
Estee Lauder Companies, Inc.                                 4,500       167,355
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 0.1%
Credence Systems Corporation*                                2,600        19,084
                                                                     -----------
SEMICONDUCTORS - 0.2%
Cypress Semiconductor Corporation*                           3,400        57,630
                                                                     -----------
SPECIALIZED FINANCE - 0.2%
CBOT Holdings, Inc.*                                           400        47,760
                                                                     -----------
SPECIALTY CHEMICALS - 0.3%
Ferro Corporation                                            3,800        76,000
                                                                     -----------
STEEL - 0.7%
Companhia Siderurgica Nacional S.A. ADR                      3,000        94,260
Gerdau S.A. ADR                                              4,000        90,080
NN, Inc.                                                     1,000        12,910
                                                                     -----------
                                                                         197,250
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 2.5%
Applied Industrial Technology, Inc.                          1,300        57,980
GATX Corporation                                            11,900       491,351
United Rentals, Inc.*                                        3,700       127,650
W.W. Grainger, Inc.                                            500        37,675
                                                                     -----------
                                                                         714,656
                                                                     -----------

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

TRUCKING - 0.6%
YRC Worldwide, Inc.*                                         4,600   $   175,076
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $13,223,589)                                                 13,375,756
                                                                     -----------
U.S. GOVERNMENT SPONSORED AGENCIES - 39.1%
Federal Home Loan Bank:
   4.445%, 04-12-06(2)                                  $  550,000       549,361
   4.549%, 04-17-06(2)                                  $  125,000       124,774
   4.48%, 04-19-06(2)                                   $1,400,000     1,397,106
   4.60%, 04-25-06(3)                                   $  700,000       698,011
   4.575%, 05-12-06(2)                                  $  950,000       945,143
   4.59%, 05-17-06(2)                                   $  300,000       298,269
   4.59%, 05-31-06(2)                                   $  600,000       595,438
   4.67%, 06-14-06(2)                                   $  750,000       742,875
   4.755%, 06-30-06(2)                                  $  450,000       444,775
Federal Home Loan Mortgage Corporation:
   4.36%, 04-11-06(2)                                   $  600,000       599,380
   4.52%, 05-01-06(2)                                   $  600,000       597,797
   4.53%, 05-02-06(2)                                   $  225,000       224,145
Federal National Mortgage Assocation:
   4.43%, 04-05-06(2)                                   $1,500,000     1,499,613
   4.65%, 04-12-06(2)                                   $   40,000        39,943
   4.47%, 04-28-06(2)                                   $  650,000       647,901
   4.55%, 05-08-06(2)                                   $  700,000       696,788
   4.64%, 05-24-06(2)                                   $  975,000       968,480
                                                                     -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCIES
   (cost $11,068,102)                                                 11,069,799
                                                                     -----------
ASSET BACKED SECURITIES - 0.5%

OTHER - 0.5%
Credit-Based Asset Servicing & Securitization,
   2005-CB2 AV1, 4.918% - 2036(1,2)                     $  147,059       147,085
                                                                     -----------
TOTAL ASSET BACKED SECURITIES
   (cost $147,060)                                                       147,085
                                                                     -----------
TOTAL INVESTMENTS - 86.8%
   (cost $24,438,751)                                                 24,592,640
                                                                     -----------

SHORT POSITIONS - (1.6%)

EXCHANGE TRADED FUNDS - (0.1%)
Semiconductor Holders Trust                                   (700)      (25,424)
                                                                     -----------
HOMEBUILDING - (0.2%)
D.R. Horton, Inc.                                             (700)      (23,254)
Pulte Homes, Inc.                                             (700)      (26,894)
                                                                     -----------
                                                                         (50,148)
                                                                     -----------
MANAGED HEALTH CARE - (0.1%)
UnitedHealth Group, Inc.                                      (700)      (39,102)
                                                                     -----------


                                        7                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                 ALPHA OPPORTUNITY SERIES
March 31, 2006                                                       (unaudited)

                                                          NUMBER        MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
SHORT POSITIONS (CONTINUED)

OIL & GAS EXPLORATION & PRODUCTION - (1.0%)
Apache Corporation                                          (1,200)  $   (78,612)
Encore Acquisition Company*                                   (400)      (12,400)
Newfield Exploration Company*                               (1,100)      (46,090)
Pioneer Natural Resources Company                           (1,100)      (48,675)
Pogo Producing Company                                        (700)      (35,175)
Quicksilver Resources, Inc.*                                  (700)      (27,062)
Whiting Petroleum Corporation*                              (1,100)      (45,089)
                                                                     -----------
                                                                        (293,103)
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - (0.1%)
St. Joe Company                                               (600)      (37,704)
                                                                     -----------
REGIONAL BANKS - (0.1%)
Synovus Financial Corporation                               (1,000)      (27,090)
                                                                     -----------
TOTAL SHORT POSITIONS
   (proceeds $470,753)                                                  (472,571)
CASH & OTHER ASSETS, LESS LIABILITIES(2) - 14.8%                       4,200,373
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $28,320,442
                                                                     ===========

For federal income tax purposes, the identified cost of investments owned at March 31, 2006 was $24,000,324.

*    Non-income producing security

ADR (American Depositary Receipt)

(1)  Variable rate security. Rate indicated is rate effective at March 31, 2006.

(2)  Security is segregated as collateral for open futures contracts.

(3)  Security is segregated as collateral for short positions.


                                        8                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                        ALPHA OPPORTUNITY SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments, at value (1) .......................................   $24,592,640
Cash ............................................................     2,450,104
Receivables:
   Fund shares sold .............................................         8,887
   Securities sold ..............................................     4,532,294
   Interest .....................................................           141
   Dividends ....................................................        13,269
Prepaid expenses ................................................        19,064
                                                                    -----------
Total assets ....................................................    31,616,399
                                                                    -----------
LIABILITIES:
Securities sold short, at value (2) .............................       472,571
Payable for:
   Securities purchased .........................................     2,694,170
   Fund shares redeemed .........................................         6,792
   Variation margin .............................................        38,850
   Management fees ..............................................        49,456
   Custodian fees ...............................................         3,301
   Transfer agent and administration fees .......................         6,578
   Professional fees ............................................         8,290
   12b-1 distribution plan fees .................................        15,894
   Director's fees ..............................................            55
                                                                    -----------
Total liabilities ...............................................     3,295,957
                                                                    -----------
NET ASSETS ......................................................   $28,320,442
                                                                    ===========

NET ASSETS CONSIST OF:
Paid in capital .................................................   $25,194,005
Accumulated net investment loss .................................       (82,847)
Accumulated undistributed net realized gain
   on sale of investments, futures and short
   positions ....................................................     3,003,679
Net unrealized appreciation in value of investments, futures and
   short positions ..............................................       205,605
                                                                    -----------
Net assets ......................................................   $28,320,442
                                                                    ===========
CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized) ......................     1,436,095
Net assets ......................................................   $18,326,116
Net asset value and redemption price per share ..................   $     12.76
                                                                    ===========
Maximum offering price per share
   (net asset value divided by 94.25%) ..........................   $     13.54
                                                                    ===========
CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) ......................       379,154
Net assets ......................................................   $ 4,728,639
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ..   $     12.47
                                                                    ===========
CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized) ......................       422,195
Net assets ......................................................   $ 5,265,687
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ..   $     12.47
                                                                    ===========
(1) Investments, at cost ........................................   $24,438,751
(2) Securities sold short, at proceeds ..........................       470,753

Statement of Operations
For the Six Months Ended March 31, 2006

INVESTMENT INCOME:
   Dividends ....................................................   $  114,404
   Interest .....................................................      209,071
                                                                    ----------
   Total investment income ......................................      323,475
                                                                    ----------
EXPENSES:
   Management fees ..............................................      270,870
   Transfer agent/maintenance fees ..............................       14,643
   Administration fees ..........................................       21,174
   Custodian fees ...............................................       15,758
   Directors' fees ..............................................          301
   Professional fees ............................................       22,351
   Reports to shareholders ......................................        3,426
   Registration fees ............................................       15,920
   Other expenses ...............................................          970
   12b-1 distribution plan fees - Class A .......................       19,268
   12b-1 distribution plan fees - Class B .......................       21,465
   12b-1 distribution plan fees - Class C .......................       30,300
                                                                    ----------
   Total expenses ...............................................      436,446
   Less: Reimbursement of expenses - Class A ....................      (16,055)
         Reimbursement of expenses - Class B ....................       (4,494)
         Reimbursement of expenses - Class C ....................       (6,235)
         Earnings credits .......................................       (3,340)
                                                                    ----------
   Net expenses .................................................      406,322
                                                                    ----------
   Net investment loss ..........................................      (82,847)
                                                                    ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ..................................................    2,635,191
   Securities sold short ........................................       (2,249)
   Futures ......................................................      417,723
                                                                    ----------
   Net realized gain ............................................    3,050,665
                                                                    ----------
Net unrealized depreciation during the period on:
   Investments ..................................................      (57,057)
   Securities sold short ........................................       (1,818)
   Futures ......................................................       (3,195)
                                                                    ----------
   Net unrealized depreciation ..................................      (62,070)
                                                                    ----------
   Net realized and unrealized gain .............................    2,988,595
                                                                    ----------
   Net increase in net assets
      resulting from operations .................................   $2,905,748
                                                                    ==========


                                        9                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                      ALPHA OPPORTUNITY SERIES

                                                            SIX MONTHS
                                                              ENDED
                                                            MARCH 31,      YEAR ENDED
                                                               2006      SEPTEMBER 30,
                                                           (unaudited)        2005
                                                           -----------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss .................................   $   (82,847)   $  (252,493)
   Net realized gain during the period on investments,
      futures and securities sold short ................     3,050,665      2,310,074
   Net unrealized appreciation (depreciation) during the
      period on investments, futures and securities sold
      short ............................................       (62,070)       144,528
                                                           -----------    -----------
   Net increase in net assets resulting from
      operations .......................................     2,905,748      2,202,109
                                                           -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain
      Class A ..........................................    (1,193,077)      (604,730)
      Class B ..........................................      (346,674)      (202,618)
      Class C ..........................................      (438,798)      (478,033)
                                                           -----------    -----------
   Total distributions to shareholders .................    (1,978,549)    (1,285,381)
                                                           -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A ..........................................     3,497,793     11,459,073
      Class B ..........................................       524,828      1,533,972
      Class C ..........................................       455,392      4,544,101
   Distributions reinvested
      Class A ..........................................     1,170,684        591,209
      Class B ..........................................       343,297        202,336
      Class C ..........................................       380,745        269,335
   Cost of shares redeemed
      Class A ..........................................    (1,577,902)    (4,559,666)
      Class B ..........................................      (384,462)      (107,116)
      Class C ..........................................    (3,557,670)      (332,772)
                                                           -----------    -----------
   Net increase from capital share transactions ........       852,705     13,600,472
                                                           -----------    -----------
   Net increase in net assets ..........................     1,779,904     14,517,200
                                                           -----------    -----------
NET ASSETS:
   Beginning of period .................................    26,540,538     12,023,338
                                                           -----------    -----------
   End of period .......................................   $28,320,442    $26,540,538
                                                           ===========    ===========
   Accumulated net investment income (loss) at end of
      period ...........................................   $   (82,847)   $        --
                                                           ===========    ===========
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A ..........................................       283,047        970,012
      Class B ..........................................        43,048        130,674
      Class C ..........................................        37,962        378,831
   Shares reinvested
      Class A ..........................................        99,888         50,401
      Class B ..........................................        29,904         17,458
      Class C ..........................................        33,166         23,238
   Shares redeemed
      Class A ..........................................      (129,254)      (393,904)
      Class B ..........................................       (31,762)        (9,111)
      Class C ..........................................      (291,905)       (28,119)


                                       10                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                      ALPHA OPPORTUNITY SERIES

                                                          SIX MONTHS            YEAR ENDED
                                                             ENDED             SEPTEMBER 30,
                                                           MARCH 31,   ----------------------------
CLASS A                                                     2006(g)      2005      2004     2003(e)
-------                                                   ----------   -------    ------    -------
PER SHARE DATA
Net asset value, beginning of period                       $ 12.37     $ 11.79    $10.21    $10.00
Income (loss) from investment operations:
Net investment loss(c)                                       (0.02)      (0.10)    (0.16)    (0.03)
Net gain on securities (realized and unrealized)              1.42        1.50      2.33      0.24
                                                           -------     -------    ------    ------
Total from investment operations                              1.40        1.40      2.17      0.21
                                                           -------     -------    ------    ------
Less distributions:
Distributions from realized gains                            (1.01)      (0.82)    (0.59)       --
                                                           -------     -------    ------    ------
Total distributions                                          (1.01)      (0.82)    (0.59)       --
                                                           -------     -------    ------    ------
Net asset value, end of period                             $ 12.76     $ 12.37    $11.79    $10.21
                                                           =======     =======    ======    ======
TOTAL RETURN(a)                                              12.04%      12.26%    21.68%     2.10%
                                                           -------     -------    ------    ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $18,326     $14,622    $6,556    $2,935
                                                           -------     -------    ------    ------
Ratios to average net assets:
Net investment loss                                          (0.36%)     (0.83%)   (1.48%)   (1.35%)
Total expenses(b)                                             3.09%       2.94%     3.57%     3.25%
Net expenses(d)                                               2.85%       2.86%     2.78%     2.75%
Expenses prior to custodian earnings credits and net of
   expense waivers                                            2.88%       2.86%     2.79%     2.75%
Net expenses prior to performance fee adjustment(f)           2.75%       2.78%     2.78%     2.75%
                                                           -------     -------    ------    ------
Portfolio turnover rate                                      1,456%      1,502%    1,175%      867%

                                                          SIX MONTHS           YEAR ENDED
                                                             ENDED            SEPTEMBER 30,
                                                           MARCH 31,   --------------------------
CLASS B                                                     2006(g)     2005      2004     2003(e)
-------                                                   ----------   ------    ------    ------
PER SHARE DATA
Net asset value, beginning of period                       $12.15      $11.68    $10.20    $10.00
Income (loss) from investment operations:
Net investment loss(c)                                      (0.07)      (0.18)    (0.25)    (0.05)
Net gain on securities (realized and unrealized)             1.40        1.47      2.32      0.25
                                                           ------      ------    ------    ------
Total from investment operations                             1.33        1.29      2.07      0.20
                                                           ------      ------    ------    ------
Less distributions:
Distributions from realized gains                           (1.01)      (0.82)    (0.59)       --
                                                           ------      ------    ------    ------
Total distributions                                         (1.01)      (0.82)    (0.59)       --
                                                           ------      ------    ------    ------
Net asset value, end of period                             $12.47      $12.15    $11.68    $10.20
                                                           ======      ======    ======    ======
TOTAL RETURN(a)                                             11.66%      11.39%    20.68%     2.00%
                                                           ------      ------    ------    ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $4,729      $4,106    $2,324    $1,731
                                                           ------      ------    ------    ------
Ratios to average net assets:
Net investment loss                                         (1.11%)     (1.60%)   (2.25%)   (2.11%)
Total expenses(b)                                            3.84%       3.69%     4.29%     4.01%
Net expenses(d)                                              3.60%       3.61%     3.53%     3.50%
Expenses prior to custodian earnings credits and net of
   expense waivers(d)                                        3.63%       3.61%     3.53%     3.50%
Net expenses prior to performance fee adjustment(f)          3.50%       3.53%     3.53%     3.50%
                                                           ------      ------    ------    ------
Portfolio turnover rate                                     1,456%      1,502%    1,175%      867%


                                       11                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                      ALPHA OPPORTUNITY SERIES

                                                          SIX MONTHS            YEAR ENDED
                                                             ENDED            SEPTEMBER 30,
                                                           MARCH 31,   ---------------------------
CLASS C                                                     2006(g)     2005      2004     2003(e)
-------                                                   ----------   ------    ------    -------
PER SHARE DATA
Net asset value, beginning of period                       $12.15      $11.68    $10.20    $10.00
Income (loss) from investment operations:
Net investment loss(c)                                      (0.06)      (0.18)    (0.25)    (0.05)
Net gain on securities (realized and unrealized)             1.39        1.47      2.32      0.25
                                                           ------      ------    ------    ------
Total from investment operations                             1.33        1.29      2.07      0.20
                                                           ------      ------    ------    ------
Less distributions:
Distributions from realized gains                           (1.01)      (0.82)    (0.59)       --
                                                           ------      ------    ------    ------
Total distributions                                         (1.01)      (0.82)    (0.59)       --
                                                           ------      ------    ------    ------
Net asset value, end of period                             $12.47      $12.15    $11.68    $10.20
                                                           ======      ======    ======    ======
TOTAL RETURN(a)                                             11.66%      11.39%    20.68%     2.00%
                                                           ------      ------    ------    ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $5,266      $7,813    $3,143    $1,723
                                                           ------      ------    ------    ------
Ratios to average net assets:
Net investment loss                                         (1.02%)     (1.58%)   (2.24%)   (2.11%)
Total expenses(b)                                            3.84%       3.68%     4.30%     4.01%
Net expenses(d)                                              3.60%       3.61%     3.53%     3.50%
Expenses prior to custodian earnings credits and net of
   expense waivers                                           3.63%       3.61%     3.53%     3.50%
Net expenses prior to performance fee adjustment(f)          3.50%       3.53%     3.53%     3.50%
                                                           ------      ------    ------    ------
Portfolio turnover rate                                     1,456%      1,502%    1,175%      867%
                                                           ------      ------    ------    ------

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and custodian earnings credits.

(c) Net investment loss was computed using average shares outstanding throughout the period.

(d) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements, and custodian earnings credits, as applicable.

(e) Security Alpha Opportunity Series was initially capitalized on July 7, 2003 with a net asset value of $10 per share. Percentage amounts for the period, except total return, have been annualized.

(f) Net expenses prior to performance fee adjustment reflect ratios after voluntary expense waivers, reimbursements, custodian earnings credits, and before performance fee adjustments, as applicable.

(g) Unaudited figures for the six months ended March 31, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       12                See accompanying notes.

                              SECURITY EQUITY FUND

                              Enhanced Index Series

                              (NORTHERN TRUST LOGO)

                                   SUBADVISER,
                                 NORTHERN TRUST

                                                            SECURITY EQUITY FUND
Performance Summary                                        ENHANCED INDEX SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

ENHANCED INDEX SERIES VS. S&P 500 INDEX

                               (PERFORMANCE GRAPH)

ENHANCED INDEX SERIES

 1/29/99    9,425.00
 3/31/99    9,443.85
 6/30/99   10,103.60
 9/30/99    9,462.70
12/31/99   10,954.79
 3/31/00   11,231.04
 6/30/00   10,878.58
 9/30/00   10,754.74
12/31/00    9,846.88
 3/31/01    8,617.22
 6/30/01    9,097.56
 9/30/01    7,714.19
12/31/01    8,521.16
 3/31/02    8,521.16
 6/30/02    7,339.53
 9/30/02    6,052.23
12/31/02    6,522.96
 3/31/03    6,292.40
 6/30/03    7,224.25
 9/30/03    7,387.56
12/31/03    8,280.99
 3/31/04    8,405.88
 6/30/04    8,511.55
 9/30/04    8,290.60
12/31/04    9,030.31
 3/31/05    8,828.57
 6/30/05    8,895.82
 9/30/05    9,203.23
12/31/05    9,407.34
 3/31/06    9,755.04

S&P 500 INDEX

INCEPTION 1/29/99   10,000.00
          3/31/99   10,075.52
          6/30/99   10,785.58
          9/30/99   10,111.95
         12/31/99   11,616.46
          3/31/00   11,883.45
         06/30/00   11,568.33
         09/30/00   11,456.43
         12/31/00   10,560.83
        3/31/2001    9,309.30
        6/30/2001    9,854.43
        9/30/2001    8,408.85
       12/31/2001    9,307.93
        3/31/2002    9,333.23
        6/30/2002    8,083.12
        9/30/2002    6,687.10
       12/31/2002    7,251.86
        3/31/2003    7,023.47
        6/30/2003    8,104.60
        9/30/2003    8,319.10
       12/31/2003    9,332.84
        3/31/2004    9,491.17
        6/30/2004    9,654.81
        9/30/2004    9,473.80
       12/31/2004   10,348.59
        3/31/2005   10,125.65
        6/30/2005   10,263.49
        9/30/2005   10,633.86
       12/31/2005   10,854.78
        3/31/2006   11,311.05

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Enhanced Index Series on January 29, 1999 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-06        1 YEAR   5 YEARS    SINCE INCEPTION
---------------------        ------   -------   ----------------
A Shares                     10.49%    2.51%     0.48%  (1-29-99)
A Shares with sales charge    4.15%    1.30%    (0.35%) (1-29-99)
B Shares                      9.73%    1.69%    (0.31%) (1-29-99)
B Shares with CDSC            4.73%    1.31%    (0.31%) (1-29-99)
C Shares                      9.70%    1.68%    (0.29%) (1-29-99)
C Shares with CDSC            8.70%    1.68%    (0.29%) (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   10.08%
Consumer Staples                          8.95
Energy                                    9.57
Financials                               20.44
Health Care                              12.77
Industrials                              11.38
Information Technology                   16.00
Materials                                 3.22
Telecommunication Services                3.27
Utilities                                 3.28
U.S. Government Securities                0.35
Repurchase Agreement                      2.01
Liabilities, less cash & other assets    (1.32)
                                        ------
Total net assets                        100.00%
                                        ======


                                       14                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                        ENHANCED INDEX SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 - March 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                        BEGINNING         ENDING      EXPENSES PAID
                      ACCOUNT VALUE   ACCOUNT VALUE       DURING
                         10-01-05      03-31-06(1)      PERIOD(2)
                      -------------   -------------   -------------
Enhanced Index
   Series - Class A
   Actual               $1,000.00       $1,060.00         $ 8.42
   Hypothetical          1,000.00        1,016.75           8.25
Enhanced Index
   Series - Class B
   Actual                1,000.00        1,056.20          12.25
   Hypothetical          1,000.00        1,013.01          11.99
Enhanced Index
   Series - Class C
   Actual                1,000.00        1,056.00          12.25
   Hypothetical          1,000.00        1,013.01          11.99

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2005 to March 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2005 to March 31, 2006 was 6.00%, 5.62% and 5.60%, for
     Class A, B and C shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.64%, 2.39% and 2.39% for Class A, B and C shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                    ENHANCED INDEX SERIES
March 31, 2006                                                       (unaudited)

                                                              NUMBER     MARKET
                                                            OF SHARES     VALUE
                                                            ---------   --------
COMMON STOCKS - 99.0%

AEROSPACE & DEFENSE - 2.1%
Boeing Company                                                1,447     $112,765
General Dynamics Corporation                                  1,000       63,980
Honeywell International, Inc.                                   400       17,108
Lockheed Martin Corporation                                     688       51,689
Northrop Grumman Corporation                                    580       39,608
United Technologies Corporation                                 380       22,029
                                                                        --------
                                                                         307,179
                                                                        --------
AIR FREIGHT & LOGISTICS - 0.8%
United Parcel Service, Inc. (Cl.B)                            1,458      115,736
                                                                        --------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.1%
V.F. Corporation                                                200       11,380
                                                                        --------
APPLICATION SOFTWARE - 0.3%
Autodesk, Inc.*                                                 100        3,852
Compuware Corporation*                                        1,500       11,745
Parametric Technology Corporation*                            1,800       29,394
                                                                        --------
                                                                          44,991
                                                                        --------
ASSET MANAGEMENT & CUSTODY BANKS - 1.0%
Ameriprise Financial, Inc.                                    1,204       54,252
Franklin Resources, Inc.                                        700       65,968
Mellon Financial Corporation                                    611       21,752
                                                                        --------
                                                                         141,972
                                                                        --------
AUTOMOBILE MANUFACTURERS - 0.0%
Ford Motor Company                                              400        3,184
                                                                        --------
AUTOMOTIVE RETAIL - 0.3%
AutoNation, Inc.*                                             2,000       43,100
                                                                        --------
BIOTECHNOLOGY - 1.5%
Amgen, Inc.*                                                  2,164      157,431
Applera Corporation - Applied
   Biosystems Group                                             100        2,714
Biogen Idec, Inc.*                                            1,100       51,810
                                                                        --------
                                                                         211,955
                                                                        --------
BROADCASTING & CABLE TV - 0.7%
CBS Corporation (Cl.B)*                                       2,906       69,686
Clear Channel Communications, Inc.                              400       11,604
Comcast Corporation*                                            779       20,379
                                                                        --------
                                                                         101,669
                                                                        --------
BUILDING PRODUCTS - 0.3%
Masco Corporation                                             1,404       45,616
                                                                        --------
COMMERCIAL PRINTING - 0.3%
R.R. Donnelley & Sons Company                                 1,300       42,536
                                                                        --------
COMMUNICATIONS EQUIPMENT - 3.0%
Ciena Corporation*                                              700        3,647
Cisco Systems, Inc.*                                          9,802      212,409
Comverse Technology, Inc.*                                    1,000       23,530
Corning, Inc.*                                                  100        2,691
Motorola, Inc.                                                3,653       83,690
Qualcomm, Inc.                                                1,058       53,545
Tellabs, Inc.*                                                3,600       57,240
                                                                        --------
                                                                         436,752
                                                                        --------
COMPUTER HARDWARE - 3.4%
Apple Computer, Inc.*                                           500     $ 31,360
Dell, Inc.*                                                   3,084       91,780
Hewlett-Packard Company                                       4,908      161,473
International Business Machines Corporation                   2,563      211,371
NCR Corporation*                                                 70        2,925
                                                                        --------
                                                                         498,909
                                                                        --------
COMPUTER STORAGE & PERIPHERALS - 0.4%
EMC Corporation*                                              3,910       53,293
Lexmark International, Inc.*                                    100        4,538
                                                                        --------
                                                                          57,831
                                                                        --------
CONSTRUCTION & FARM MACHINERY - 0.8%
Caterpillar, Inc.                                               200       14,362
Deere & Company                                                 400       31,620
Paccar, Inc.                                                    898       63,291
                                                                        --------
                                                                         109,273
                                                                        --------
CONSUMER FINANCE - 0.8%
American Express Company                                      1,123       59,014
Capital One Financial Corporation                               700       56,364
                                                                        --------
                                                                         115,378
                                                                        --------
DATA PROCESSING & OUTSOURCED SERVICES - 1.0%
Automatic Data Processing, Inc.                               1,217       55,593
Computer Sciences Corporation*                                  700       38,885
Fiserv, Inc.*                                                 1,300       55,315
                                                                        --------
                                                                         149,793
                                                                        --------
DEPARTMENT STORES - 0.5%
J.C. Penney Company, Inc.                                       900       54,369
Sears Holding Corporation*                                      100       13,224
                                                                        --------
                                                                          67,593
                                                                        --------
DIVERSIFIED BANKS - 4.4%
Bank of America Corporation                                   6,718      305,938
Comerica, Inc.                                                1,100       63,767
U.S. Bancorp                                                  3,134       95,587
Wachovia Corporation                                          1,097       61,487
Wells Fargo & Company                                         1,806      115,349
                                                                        --------
                                                                         642,128
                                                                        --------
DIVERSIFIED CHEMICALS - 0.3%
Dow Chemical Company                                            141        5,725
Engelhard Corporation                                           100        3,961
PPG Industries, Inc.                                            500       31,675
                                                                        --------
                                                                          41,361
                                                                        --------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
Cendant Corporation                                           2,217       38,465
                                                                        --------
DIVERSIFIED METALS & MINING - 0.3%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                     800       47,816
                                                                        --------


                                       16                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                    ENHANCED INDEX SERIES
March 31, 2006                                                       (unaudited)

                                                              NUMBER     MARKET
                                                            OF SHARES     VALUE
                                                            ---------   --------
COMMON STOCKS (CONTINUED)
DRUG RETAIL - 0.0%
Walgreen Company                                                  155   $  6,685
                                                                        --------
ELECTRIC UTILITIES - 1.2%
American Electric Power Company, Inc.                           1,900     64,638
Edison International                                            1,600     65,888
Entergy Corporation                                               346     23,853
FPL Group, Inc.                                                   500     20,070
Progress Energy, Inc. -
   Contingent Value Obligation*(2)                                400        128
                                                                        --------
                                                                         174,577
                                                                        --------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
American Power Conversion Corporation                             300      6,933
Emerson Electric Company                                          338     28,267
                                                                        --------
                                                                          35,200
                                                                        --------
ELECTRONIC EQUIPMENT MANUFACTURERS - 0.1%
Agilent Technologies, Inc.*                                       300     11,265
                                                                        --------
ELECTRONIC MANUFACTURING SERVICES - 0.2%
Molex, Inc.                                                       800     26,560
Sanmina-SCI Corporation*                                          700      2,870
                                                                        --------
                                                                          29,430
                                                                        --------
ENVIRONMENTAL & FACILITIES SERVICES - 0.4%
Waste Management, Inc.                                          1,700     60,010
                                                                        --------
FERTILIZERS & AGRICULTURAL CHEMICALS - 0.2%
Monsanto Company                                                  300     25,425
                                                                        --------
FOOD RETAIL - 1.3%
Kroger Company*                                                 3,300     67,188
Safeway, Inc.                                                   2,500     62,800
Supervalu, Inc.                                                 1,700     52,394
                                                                        --------
                                                                         182,382
                                                                        --------
FOOTWEAR - 0.2%
Nike, Inc. (Cl.B)                                                 400     34,040
                                                                        --------
FOREST PRODUCTS - 0.4%
Louisiana-Pacific Corporation                                   1,113     30,274
Weyerhaeuser Company                                              300     21,729
                                                                        --------
                                                                          52,003
                                                                        --------
GENERAL MERCHANDISE STORES - 0.8%
Dollar General Corporation                                      1,400     24,738
Target Corporation                                              1,806     93,930
                                                                        --------
                                                                         118,668
                                                                        --------
GOLD - 0.3%
Newmont Mining Corporation                                        900     46,701
                                                                        --------
HEALTH CARE DISTRIBUTORS - 0.5%
AmerisourceBergen Corporation                                     200      9,654
Cardinal Health, Inc.                                             882     65,727
                                                                        --------
                                                                          75,381
                                                                        --------
HEALTH CARE EQUIPMENT - 1.8%
Becton, Dickinson & Company                                       899   $ 55,360
Guidant Corporation                                               400     31,224
Hospira, Inc.*                                                  1,300     51,298
Medtronic, Inc.                                                 1,693     85,920
Thermo Electron Corporation*                                      200      7,418
Waters Corporation*                                               301     12,988
Zimmer Holdings, Inc.*                                            200     13,520
                                                                        --------
                                                                         257,728
                                                                        --------
HEALTH CARE FACILITIES - 0.6%
HCA, Inc.                                                       1,600     73,264
Tenet Healthcare Corporation*                                   1,800     13,284
                                                                        --------
                                                                          86,548
                                                                        --------
HEALTH CARE SERVICES - 0.6%
Caremark Rx, Inc.*                                                500     24,590
IMS Health, Inc.                                                  100      2,577
Laboratory Corporation of America Holdings*                     1,000     58,480
                                                                        --------
                                                                          85,647
                                                                        --------
HOME IMPROVEMENT RETAIL - 1.7%
Home Depot, Inc.                                                3,108    131,468
Lowe's Companies, Inc.                                          1,672    107,744
                                                                        --------
                                                                         239,212
                                                                        --------
HOMEBUILDING - 0.6%
D.R. Horton, Inc.                                               1,100     36,542
KB Home                                                           600     38,988
Lennar Corporation                                                200     12,076
Pulte Homes, Inc.                                                 100      3,842
                                                                        --------
                                                                          91,448
                                                                        --------
HOMEFURNISHING RETAIL - 0.3%
Bed Bath & Beyond, Inc.*                                        1,200     46,080
                                                                        --------
HOTELS, RESORTS & CRUISE LINES - 0.7%
Carnival Corporation                                              200      9,474
Hilton Hotels Corporation                                       2,400     61,104
Marriott International, Inc.                                      500     34,300
                                                                        --------
                                                                         104,878
                                                                        --------
HOUSEHOLD APPLIANCES - 0.2%
Black & Decker Corporation                                        300     26,067
                                                                        --------
HOUSEHOLD PRODUCTS - 1.9%
Clorox Company                                                    164      9,815
Kimberly-Clark Corporation                                      1,396     80,689
Procter & Gamble Company                                        3,272    188,533
                                                                        --------
                                                                         279,037
                                                                        --------
HYPERMARKETS & SUPERCENTERS - 1.0%
Wal-Mart Stores, Inc.                                           2,983    140,917
                                                                        --------


                                       17                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                    ENHANCED INDEX SERIES
March 31, 2006                                                       (unaudited)

                                                            NUMBER
                                                              OF        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
COMMON STOCKS (CONTINUED)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.8%
Duke Energy Corporation                                      2,700   $    78,705
TXU Corporation                                                806        36,077
                                                                     -----------
                                                                         114,782
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 4.4%
3M Company                                                   1,027        77,734
General Electric Company                                    12,741       443,132
Tyco International, Ltd.                                     4,079       109,644
                                                                     -----------
                                                                         630,510
                                                                     -----------
INDUSTRIAL GASES - 0.1%
Air Products & Chemicals, Inc.                                 300        20,157
                                                                     -----------
INDUSTRIAL MACHINERY - 0.8%
Illinois Tool Works, Inc.                                      800        77,048
Ingersoll-Rand Company, Ltd.                                 1,100        45,969
                                                                     -----------
                                                                         123,017
                                                                     -----------
INTEGRATED OIL & GAS - 5.0%
Chevron Corporation                                          2,131       123,534
ConocoPhillips                                               1,198        75,654
Exxon Mobil Corporation(1)                                   8,315       506,051
Murphy Oil Corporation                                         200         9,964
Occidental Petroleum Corporation                                42         3,891
                                                                     -----------
                                                                         719,094
                                                                     -----------
INTEGRATED TELECOMMUNICATION SERVICES - 2.7%
AT&T, Inc.                                                   5,852       158,238
BellSouth Corporation                                        1,521        52,703
Citizens Communications Company                              2,900        38,483
Qwest Communications International, Inc.*                    9,438        64,178
Verizon Communications, Inc.                                 2,130        72,548
                                                                     -----------
                                                                         386,150
                                                                     -----------
INTERNET RETAIL - 0.2%
Amazon.com, Inc.*                                              800        29,208
                                                                     -----------
INTERNET SOFTWARE & SERVICES - 1.0%
eBay, Inc.*                                                    872        34,060
Google, Inc.*                                                  200        78,000
Yahoo!, Inc.*                                                1,184        38,196
                                                                     -----------
                                                                         150,256
                                                                     -----------
INVESTMENT BANKING & BROKERAGE - 2.1%
E*Trade Financial Corporation*                               1,700        45,866
Goldman Sachs Group, Inc.                                      738       115,837
Lehman Brothers Holdings, Inc.                                 700       101,171
Merrill Lynch & Company, Inc.                                  525        41,349
                                                                     -----------
                                                                         304,223
                                                                     -----------
LEISURE PRODUCTS - 0.3%
Mattel, Inc.                                                 2,300        41,699
                                                                     -----------
LIFE & HEALTH INSURANCE - 1.8%
AFLAC, Inc.                                                    100   $     4,513
Jefferson-Pilot Corporation                                    132         7,384
Lincoln National Corporation                                    26         1,419
MetLife, Inc.                                                1,913        92,532
Principal Financial Group, Inc.                              1,292        63,050
Prudential Financial, Inc.                                   1,167        88,470
                                                                     -----------
                                                                         257,368
                                                                     -----------
MANAGED HEALTH CARE - 1.4%
Cigna Corporation                                              500        65,310
Coventry Health Care, Inc.*                                    300        16,194
Humana, Inc.*                                                1,100        57,915
UnitedHealth Group, Inc.                                       832        46,476
WellPoint, Inc.*                                               238        18,428
                                                                     -----------
                                                                         204,323
                                                                     -----------
METAL & GLASS CONTAINERS - 0.2%
Ball Corporation                                               700        30,681
                                                                     -----------
MOTORCYCLE MANUFACTURERS - 0.3%
Harley-Davidson, Inc.                                          947        49,130
                                                                     -----------
MOVIES & ENTERTAINMENT - 2.1%
News Corporation                                             5,400        89,694
Time Warner, Inc.                                            8,413       141,254
Viacom, Inc. (Cl.B)*                                         1,406        54,553
Walt Disney Company                                            533        14,865
                                                                     -----------
                                                                         300,366
                                                                     -----------
MULTI-LINE INSURANCE - 1.3%
American International Group, Inc.                           2,419       159,872
Genworth Financial, Inc.                                       500        16,715
Hartford Financial Services Group, Inc.                        200        16,110
                                                                     -----------
                                                                         192,697
                                                                     -----------
MULTI-UTILITIES - 1.3%
CMS Energy Corporation*                                      1,000        12,950
CenterPoint Energy, Inc.                                     2,400        28,632
Dominion Resources, Inc.                                       700        48,321
PG&E Corporation                                             1,200        46,680
Teco Energy, Inc.                                            3,100        49,972
                                                                     -----------
                                                                         186,555
                                                                     -----------
OIL & GAS DRILLING - 1.4%
Nabors Industries, Ltd.*                                     1,000        71,580
Noble Corporation                                              800        64,880
Rowan Companies, Inc.                                        1,200        52,752
Transocean, Inc.*                                              100         8,030
                                                                     -----------
                                                                         197,242
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 0.3%
BJ Services Company                                            200         6,920
Schlumberger, Ltd.                                             283        35,819
                                                                     -----------
                                                                          42,739
                                                                     -----------


                                       18                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                    ENHANCED INDEX SERIES
March 31, 2006                                                       (unaudited)

                                                            NUMBER
                                                              OF        MARKET
                                                            SHARES      VALUE
                                                           -------   -----------
COMMON STOCKS (CONTINUED)

OIL & GAS EXPLORATION & PRODUCTION - 1.6%
Anadarko Petroleum Corporation                                 600   $    60,606
Burlington Resources, Inc.                                     462        42,462
Devon Energy Corporation                                     1,100        67,287
XTO Energy, Inc.                                             1,400        60,998
                                                                     -----------
                                                                         231,353
                                                                     -----------
OIL & GAS REFINING & MARKETING - 0.5%
Valero Energy Corporation                                    1,302        77,825
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 0.8%
Kinder Morgan, Inc.                                            600        55,194
Williams Companies, Inc.                                     3,000        64,170
                                                                     -----------
                                                                         119,364
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 3.5%
Citigroup, Inc.                                              6,927       327,232
JP Morgan Chase & Company                                    3,033       126,294
Morgan Stanley                                                 882        55,407
                                                                     -----------
                                                                         508,933
                                                                     -----------
PACKAGED FOODS & MEATS - 1.2%
Campbell Soup Company                                        1,700        55,080
ConAgra Foods, Inc.                                          2,200        47,212
General Mills, Inc.                                          1,300        65,884
                                                                     -----------
                                                                         168,176
                                                                     -----------
PAPER PACKAGING - 0.2%
Temple-Inland, Inc.                                            700        31,185
                                                                     -----------
PHARMACEUTICALS - 6.4%
Abbott Laboratories                                          1,903        80,820
Barr Pharmaceuticals, Inc.*                                    100         6,298
Bristol-Myers Squibb Company                                   287         7,063
Eli Lilly & Company                                          2,243       124,038
Johnson & Johnson                                            4,447       263,351
King Pharmaceuticals, Inc.*                                  2,900        50,025
Merck & Company, Inc.                                        2,676        94,275
Pfizer, Inc.                                                10,380       258,670
Schering-Plough Corporation                                    427         8,109
Watson Pharmaceuticals, Inc.*                                  200         5,748
Wyeth                                                          660        32,023
                                                                     -----------
                                                                         930,420
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 1.7%
Allstate Corporation                                         1,310        68,264
Chubb Corporation                                              600        57,264
Cincinnati Financial Corporation                               367        15,440
Progressive Corporation                                        200        20,852
Safeco Corporation                                             500        25,105
St. Paul Travelers Companies, Inc.                           1,483        61,975
                                                                     -----------
                                                                         248,900
                                                                     -----------
PUBLISHING - 0.2%
Gannett Company, Inc.                                          420        25,166
                                                                     -----------
RAILROADS - 1.0%
Burlington Northern Santa Fe Corporation                       924   $    76,997
Union Pacific Corporation                                      700        65,345
                                                                     -----------
                                                                         142,342
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Archstone-Smith Trust                                          500        24,385
Equity Office Properties Trust                                 104         3,492
Simon Property Group, Inc.                                     600        50,484
                                                                     -----------
                                                                          78,361
                                                                     -----------
REGIONAL BANKS - 1.4%
First Horizon National Corporation                             707        29,447
KeyCorp                                                      1,800        66,240
PNC Financial Services Group, Inc.                             700        47,117
SunTrust Banks, Inc.                                             7           509
Synovus Financial Corporation                                2,100        56,889
                                                                     -----------
                                                                         200,202
                                                                     -----------
RESTAURANTS - 0.5%
Darden Restaurants, Inc.                                     1,400        57,442
McDonald's Corporation                                         287         9,861
Yum! Brands, Inc.                                              200         9,772
                                                                     -----------
                                                                          77,075
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 0.1%
KLA-Tencor Corporation                                         300        14,508
                                                                     -----------
SEMICONDUCTORS - 3.1%
Advanced Micro Devices, Inc.*                                  400        13,264
Analog Devices, Inc.                                           300        11,487
Freescale Semiconductor, Inc. (Cl.B)*                        2,237        62,122
Intel Corporation                                            8,323       161,050
LSI Logic Corporation*                                       2,500        28,900
Linear Technology Corporation                                  100         3,508
National Semiconductor Corporation                           2,100        58,464
Texas Instruments, Inc.                                      3,325       107,963
                                                                     -----------
                                                                         446,758
                                                                     -----------
SOFT DRINKS - 2.2%
Coca-Cola Company                                            3,715       155,547
Coca-Cola Enterprises, Inc.                                    100         2,034
Pepsi Bottling Group, Inc.                                   1,800        54,702
PepsiCo, Inc.                                                1,936       111,881
                                                                     -----------
                                                                         324,164
                                                                     -----------
SPECIALIZED FINANCE - 0.5%
CIT Group, Inc.                                              1,200        64,224
Moody's Corporation                                            100         7,146
                                                                     -----------
                                                                          71,370
                                                                     -----------
SPECIALTY CHEMICALS - 0.7%
International Flavors & Fragrances, Inc.                       200         6,864
Rohm & Haas Company                                            800        39,096
Sigma-Aldrich Corporation                                      800        52,632
                                                                     -----------
                                                                          98,592
                                                                     -----------


                                       19                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                    ENHANCED INDEX SERIES
March 31, 2006                                                       (unaudited)

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                         NUMBER OF      MARKET
                                                           SHARES       VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

SPECIALTY STORES - 0.2%
Office Depot, Inc.*                                            700   $    26,068
                                                                     -----------
STEEL - 0.5%
Nucor Corporation                                              700        73,353
                                                                     -----------
SYSTEMS SOFTWARE - 3.3%
BMC Software, Inc.*                                          2,500        54,150
CA, Inc.                                                       700        19,047
Microsoft Corporation                                       11,705       318,493
Oracle Corporation*                                          3,706        50,735
Symantec Corporation*                                        2,186        36,790
                                                                     -----------
                                                                         479,215
                                                                     -----------
THRIFTS & MORTGAGE FINANCE - 1.4%
Countrywide Financial Corporation                              500        18,350
Federal Home Loan Mortgage Corporation                         155         9,455
Federal National Mortgage Association                          321        16,499
Golden West Financial Corporation                              100         6,790
MGIC Investment Corporation                                    900        59,967
Washington Mutual, Inc.                                      2,121        90,397
                                                                     -----------
                                                                         201,458
                                                                     -----------
TIRES & RUBBER - 0.2%
Goodyear Tire & Rubber Company*                              1,800        26,064
                                                                     -----------
TOBACCO - 1.4%
Altria Group, Inc.                                           2,381       168,718
Reynolds American, Inc.                                        100        10,550
UST, Inc.                                                      400        16,640
                                                                     -----------
                                                                         195,908
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICE - 0.6%
Sprint Nextel Corporation                                    3,400        87,856
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $13,234,413)                                                 14,348,759
                                                                     -----------
U.S. GOVERNMENT SECURITIES - 0.3%
U.S. Treasury Bill, 4.048%, 04-06-06(1)                   $ 50,000        49,982
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
   (cost $49,973)                                                         49,982
                                                                     -----------
REPURCHASE AGREEMENT - 2.0%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $291,106 (Collateralized by GNMA, 4.50%,
   11-16-31 with a value of $297,325)                     $291,000       291,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT
   (cost $291,000)                                                       291,000
                                                                     -----------
TOTAL INVESTMENTS - 101.3%
   (cost $13,575,386)                                                 14,689,741

LIABILITIES, LESS CASH & OTHER ASSETS - (1.3%)                          (190,964)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $14,498,777
                                                                     ===========

For federal income tax purposes, the identified cost of investments owned at March 31, 2006 was $14,015,326.

*    Non-income producing security

(1)  Security is segregated as collateral for open futures contracts.

(2) Security is restricted. The total market value of restricted securities is $128 (cost $190), or 0.0% of total net The acquisition dates range from assets. November 8, 1999 to September 28, 2000.


                                       20                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                           ENHANCED INDEX SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments, at value(1) .........................................   $14,689,741
Cash .............................................................           266
   Receivables:
   Fund shares sold ..............................................        15,414
   Securities sold ...............................................       128,032
   Dividends .....................................................        17,680
Prepaid expenses  ................................................        22,027
                                                                     -----------
Total assets .....................................................    14,873,160
                                                                     -----------
LIABILITIES:
Payable for:
   Securities purchased ..........................................       206,112
   Fund shares redeemed ..........................................        18,974
   Variation margin on futures contracts .........................           420
   Management fees ...............................................         6,158
   Custodian fees ................................................         6,000
   Transfer agent and administration fees ........................         4,167
   Professional fees .............................................         6,105
   12b-1 distribution plan fees ..................................       126,308
   Director's fees ...............................................           139
                                                                     -----------
Total liabilities ................................................       374,383
                                                                     -----------
NET ASSETS .......................................................   $14,498,777
                                                                     ===========
NET ASSETS CONSIST OF:
Paid in capital ..................................................   $17,247,979
Accumulated undistributed net investment income ..................         2,901
Accumulated net realized loss on sale of investments and
   futures .......................................................    (3,864,882)
Net unrealized appreciation in value of investments
   and futures ...................................................     1,112,779
                                                                     -----------
Net assets .......................................................   $14,498,777
                                                                     ===========
CLASS A:
Capital shares outstanding (unlimited number of shares
   authorized) ...................................................       577,040
Net assets .......................................................   $ 5,828,711
Net asset value and redemption price per share ...................   $     10.10
                                                                     ===========
Maximum offering price per share
   (net asset value divided by 94.25%) ...........................   $     10.72
                                                                     ===========
CLASS B:
Capital shares outstanding (unlimited number of shares
   authorized) ...................................................       477,600
Net assets .......................................................   $ 4,578,616
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ...   $      9.59
                                                                     ===========
CLASS C:
Capital shares outstanding (unlimited number of shares
   authorized) ...................................................       425,581
Net assets .......................................................   $ 4,091,450
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ...   $      9.61
                                                                     ===========
(1) Investments, at cost .........................................   $13,575,386

Statement of Operations
For the Six Months Ended March 31, 2006

INVESTMENT INCOME:
   Dividends ........................................................   $144,162
   Interest .........................................................      8,504
                                                                        --------
   Total investment income ..........................................    152,666
                                                                        --------
EXPENSES:
   Management fees ..................................................     54,306
   Transfer agent/maintenance fees ..................................     17,723
   Administration fees ..............................................     14,327
   Custodian fees ...................................................      9,070
   Directors' fees ..................................................        223
   Professional fees ................................................      5,042
   Reports to shareholders ..........................................      1,811
   Registration fees ................................................     15,019
   Other expenses ...................................................        819
   12b-1 distribution plan fees - Class A ...........................      7,549
   12b-1 distribution plan fees - Class B ...........................     23,010
   12b-1 distribution plan fees - Class C ...........................     19,204
                                                                        --------
   Total expenses ...................................................    168,103
   Less: Expenses waived ............................................    (18,102)
                                                                        --------
   Net expenses .....................................................    150,001
                                                                        --------
   Net investment income ............................................      2,665
                                                                        --------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ......................................................    677,396
   Futures ..........................................................      8,161
                                                                        --------
   Net realized gain ................................................    685,557
                                                                        --------
Net unrealized appreciation (depreciation) during the period on:
   Investments ......................................................    122,285
   Futures ..........................................................     (1,125)
                                                                        --------
   Net unrealized appreciation ......................................    121,160
                                                                        --------
   Net realized and unrealized gain .................................    806,717
                                                                        --------
   Net increase in net assets resulting from operations .............   $809,382
                                                                        ========


                                       21                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                         ENHANCED INDEX SERIES

                                                                        SIX MONTHS
                                                                           ENDED
                                                                        MARCH 31,     YEAR ENDED
                                                                           2006      SEPTEMBER 30,
                                                                       (unaudited)        2005
                                                                       -----------   -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income ...........................................   $     2,665    $    33,715
   Net realized gain during the period on investments and futures ..       685,557      1,298,196
   Net unrealized appreciation during the period on investments and
      futures ......................................................       121,160        248,274
                                                                       -----------    -----------
   Net increase in net assets resulting from operations ............       809,382      1,580,185
                                                                       -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A ......................................................       (33,479)            --
                                                                       -----------    -----------
   Total distributions to shareholders .............................       (33,479)            --
                                                                       -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A ......................................................       686,874      1,413,314
      Class B ......................................................       115,844        370,568
      Class C ......................................................       457,241        771,325
   Distributions reinvested
      Class A ......................................................        32,223             --
   Cost of shares redeemed
      Class A ......................................................    (1,457,109)    (2,918,252)
      Class B ......................................................      (503,864)    (1,464,112)
      Class C ......................................................      (347,839)      (616,833)
                                                                       -----------    -----------
   Net decrease from capital share transactions ....................    (1,016,630)    (2,443,990)
                                                                       -----------    -----------
   Net decrease in net assets ......................................      (240,727)      (863,805)
                                                                       -----------    -----------
NET ASSETS:
   Beginning of period .............................................    14,739,504     15,603,309
                                                                       -----------    -----------
   End of period ...................................................   $14,498,777    $14,739,504
                                                                       ===========    ===========
   Accumulated undistributed net investment income
      at end of period .............................................   $     2,901    $    33,715
                                                                       ===========    ===========
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A ......................................................        69,668        153,265
      Class B ......................................................        12,394         41,963
      Class C ......................................................        48,943         87,531
   Shares reinvested
      Class A ......................................................         3,275             --
   Shares redeemed
      Class A ......................................................      (148,052)      (313,759)
      Class B ......................................................       (54,457)      (165,694)
      Class C ......................................................       (37,729)       (70,041)


                                       22                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                         ENHANCED INDEX SERIES

                                            SIX MONTHS ENDED              YEAR ENDED SEPTEMBER 30,
                                                MARCH 31,      ----------------------------------------------
CLASS A                                          2006(h)        2005     2004    2003(f)     2002       2001
-------                                     ----------------   ------   ------   -------   -------    -------
PER SHARE DATA
Net asset value, beginning of period             $ 9.58        $ 8.63   $ 7.69   $ 6.30    $  8.03    $ 11.29
Income (loss) from investment operations:
Net investment income (loss)(c)                    0.02          0.06     0.02       --      (0.01)        --
Net gain (loss) on securities (realized
   and unrealized)                                 0.55          0.89     0.92     1.39      (1.72)     (3.17)
                                                 ------        ------   ------   ------    -------    -------
Total from investment operations                   0.57          0.95     0.94     1.39      (1.73)     (3.17)
                                                 ------        ------   ------   ------    -------    -------
Less distributions:
Dividends from net investment income              (0.05)           --       --       --         --         --
Distributions from realized gains                    --            --       --       --         --      (0.09)
                                                 ------        ------   ------   ------    -------    -------
Total distributions                               (0.05)           --       --       --         --      (0.09)
                                                 ------        ------   ------   ------    -------    -------
Net asset value, end of period                   $10.10        $ 9.58   $ 8.63   $ 7.69    $  6.30    $  8.03
                                                 ======        ======   ======   ======    =======    =======
TOTAL RETURN(a)                                    6.00%        11.01%   12.22%   22.06%    (21.54%)   (28.27%)
                                                 ------        ------   ------   ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $5,829        $6,248   $7,017   $6,377    $ 7,171    $ 6,699
                                                 ------        ------   ------   ------    -------    -------
Ratios to average net assets:
Net investment income (loss)                       0.47%         0.64%    0.19%    0.00%     (0.10%)     0.02%(g)
Total expenses(b)                                  1.89%         1.81%    1.80%    1.83%      1.61%      1.42%
Net expenses(d)                                    1.64%         1.56%    1.54%    1.73%      1.61%      1.42%
Expenses prior to custodian earnings
   credits and net expense waivers                 1.64%         1.56%    1.55%    1.73%      1.61%      1.42%
                                                 ------        ------   ------   ------    -------    -------
Portfolio turnover rate                              96%          104%      79%      60%        62%        40%

                                            SIX MONTHS ENDED              YEAR ENDED SEPTEMBER 30,
                                                MARCH 31,      ----------------------------------------------
CLASS B                                          2006(h)        2005     2004    2003(f)     2002       2001
-------                                     ----------------   ------   ------   -------   -------    -------
PER SHARE DATA
Net asset value, beginning of period              $ 9.08       $ 8.25   $ 7.40   $ 6.11    $  7.87    $ 11.15
                                                  ------       ------   ------   ------    -------    -------
Income (loss) from investment operations:
Net investment loss(c)                             (0.01)       (0.01)   (0.05)   (0.05)     (0.07)     (0.08)
Net gain (loss) on securities (realized
   and unrealized)                                  0.52         0.84     0.90     1.34      (1.69)     (3.11)
                                                  ------       ------   ------   ------    -------    -------
Total from investment operations                    0.51         0.83     0.85     1.29      (1.76)     (3.19)
                                                  ------       ------   ------   ------    -------    -------
Less distributions:
Distributions from realized gains                     --           --       --       --         --      (0.09)
                                                  ------       ------   ------   ------    -------    -------
Total distributions                                   --           --       --       --         --      (0.09)
                                                  ------       ------   ------   ------    -------    -------
Net asset value, end of period                    $ 9.59       $ 9.08   $ 8.25   $ 7.40    $  6.11    $  7.87
                                                  ======       ======   ======   ======    =======    =======
TOTAL RETURN(a)                                     5.62%       10.06%   11.49%   21.11%    (22.36%)   (28.81%)
                                                  ------       ------   ------   ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)          $4,579       $4,718   $5,305   $4,929    $ 6,125    $ 7,360
                                                  ------       ------   ------   ------    -------    -------
Ratios to average net assets:
Net investment loss                                (0.28%)      (0.11%)  (0.56%)  (0.75%)    (0.84%)    (0.74%)
Total expenses(b)                                   2.64%        2.56%    2.55%    2.58%      2.35%      2.17%
Net expenses(d)                                     2.39%        2.31%    2.29%    2.48%      2.35%      2.17%
Expenses prior to custodian earnings
   credits and net expense waivers                  2.39%        2.31%    2.30%    2.48%      2.35%      2.17%
                                                  ------       ------   ------   ------    -------    -------
Portfolio turnover rate                               96%         104%      79%      60%        62%        40%


                                       23                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                         ENHANCED INDEX SERIES

                                            SIX MONTHS ENDED              YEAR ENDED SEPTEMBER 30,
                                                MARCH 31,      ----------------------------------------------
CLASS C                                          2006(h)        2005     2004    2003(f)   2002(e)      2001
-------                                     ----------------   ------   ------   -------   -------    -------
PER SHARE DATA
Net asset value, beginning of period              $ 9.10       $ 8.27   $ 7.42   $ 6.12    $  7.88    $ 11.16
Income (loss) from investment operations:
Net investment loss(c)                             (0.01)       (0.01)   (0.05)   (0.05)     (0.07)     (0.08)
Net gain (loss) on securities (realized
   and unrealized)                                  0.52         0.84     0.90     1.35      (1.69)     (3.11)
                                                  ------       ------   ------   ------    -------    -------
Total from investment operations                    0.51         0.83     0.85     1.30      (1.76)     (3.19)
                                                  ------       ------   ------   ------    -------    -------
Less distributions:
Distributions from realized gains                     --           --       --       --         --      (0.09)
                                                  ------       ------   ------   ------    -------    -------
Total distributions                                   --           --       --       --         --      (0.09)
                                                  ------       ------   ------   ------    -------    -------
Net asset value, end of period                    $ 9.61       $ 9.10   $ 8.27   $ 7.42    $  6.12    $  7.88
                                                  ======       ======   ======   ======    =======    =======
TOTAL RETURN(a)                                     5.60%       10.04%   11.46%   21.24%    (22.34%)   (28.78%)
                                                  ------       ------   ------   ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)          $4,091       $3,773   $3,281   $2,991    $ 4,129    $ 4,840
                                                  ------       ------   ------   ------    -------    -------
Ratios to average net assets:
Net investment loss                                (0.28%)      (0.15%)  (0.56%)  (0.74%)    (0.85%)    (0.74%)
Total expenses(b)                                   2.64%        2.56%    2.55%    2.57%      2.35%      2.17%
Net expenses(d)                                     2.39%        2.31%    2.29%    2.47%      2.35%      2.17%
Expenses prior to custodian earnings
   credits and net expense waivers                  2.39%        2.31%    2.30%    2.47%      2.35%      2.17%
                                                  ------       ------   ------   ------    -------    -------
Portfolio turnover rate                               96%         104%      79%      60%        62%        40%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager, and custodian earnings credits.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after voluntary expense waivers, reimbursements, and custodian earnings credits, as applicable.

(e) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(f) Northern Trust became the sub-adviser for Enhanced Index Series effective May 1, 2003. Prior to May 1, 2003 Security Management Company, LLC (SMC) paid Deutsche Asset Management, Inc. for sub-advisory services.

(g)  Net investment income is less than $0.01 per share.

(h) Unaudited figures for the six months ended March 31, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       24                See accompanying notes.

                              SECURITY EQUITY FUND

                                  Equity Series

                          (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY EQUITY FUND
Performance Summary                                                EQUITY SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

EQUITY SERIES VS. S&P 500 INDEX

                               (PERFORMANCE GRAPH)

EQUITY SERIES

 3/31/96    9,425.00
 6/30/96    9,831.83
 9/30/96   10,225.11
12/31/96   10,696.97
 3/31/97   10,771.25
 6/30/97   12,598.65
 9/30/97   13,504.92
12/31/97   13,863.11
 3/31/98   15,843.55
 6/30/98   16,334.57
 9/30/98   14,501.43
12/31/98   17,532.39
 3/31/99   17,708.07
 6/30/99   18,691.85
 9/30/99   17,497.26
12/31/99   19,458.63
 3/31/00   19,658.67
 6/30/00   19,094.92
 9/30/00   18,658.46
12/31/00   17,021.45
 3/31/01   14,877.85
 6/30/01   15,875.37
 9/30/01   13,498.31
12/31/01   15,005.20
 3/31/02   14,920.30
 6/30/02   12,734.25
 9/30/02   10,802.89
12/31/02   11,460.83
 3/31/03   11,142.47
 6/30/03   12,522.02
 9/30/03   12,691.81
12/31/03   13,859.51
 3/31/04   14,008.31
 6/30/04   14,199.62
 9/30/04   13,817.00
12/31/04   14,881.97
 3/31/05   14,404.84
 6/30/05   14,518.44
 9/30/05   14,950.13
12/31/05   15,445.86
 3/31/06   16,010.95

S&P 500 INDEX

 3/31/1996   10,000.00
   6/30/96   10,448.35
   9/30/96   10,771.35
  12/31/96   11,669.70
   3/31/97   11,982.19
   6/30/97   14,074.30
   9/30/97   15,129.75
  12/31/97   15,564.72
   3/31/98   17,736.01
   6/30/98   18,321.85
   9/30/98   16,498.67
  12/31/98   20,010.98
   3/31/99   21,010.92
   6/30/99   22,491.65
   9/30/99   21,086.90
  12/31/99   24,224.31
   3/31/00   24,781.07
  06/30/00   24,123.94
  09/30/00   23,890.59
  12/31/00   22,022.97
 3/31/2001   19,413.09
 6/30/2001   20,549.87
 9/30/2001   17,535.34
12/31/2001   19,410.23
 3/31/2002   19,462.98
 6/30/2002   16,856.08
 9/30/2002   13,944.90
12/31/2002   15,122.63
 3/31/2003   14,646.35
 6/30/2003   16,900.88
 9/30/2003   17,348.18
12/31/2003   19,462.18
 3/31/2004   19,792.34
 6/30/2004   20,133.60
 9/30/2004   19,756.13
12/31/2004   21,580.37
 3/31/2005   21,115.46
 6/30/2005   21,402.90
 9/30/2005   22,175.26
12/31/2005   22,635.95
 3/31/2006   23,587.44

                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Equity Series on March 31, 1996, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

AVERAGE ANNUAL RETURNS

                                                             SINCE
PERIODS ENDED 3-31-06        1 YEAR   5 YEARS   10 YEARS   INCEPTION
---------------------        ------   -------   --------   ---------
A Shares                     11.15%    1.48%      5.44%        --
A Shares with sales charge    4.71%    0.28%      4.83%        --
B Shares                     10.41%    0.63%      4.48%        --
B Shares with CDSC            5.41%    0.23%      4.48%        --
C Shares                     10.36%    0.66%       N/A      (2.34%)
                                                           (1-29-99)
C Shares with CDSC            9.36%    0.66%       N/A      (2.34%)
                                                           (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   10.33%
Consumer Staples                          9.58
Energy                                    8.30
Financials                               17.53
Health Care                              12.88
Industrials                              18.93
Information Technology                   13.03
Materials                                 3.82
Telecommunication Services                2.19
Utilities                                 0.42
Exchange Traded Funds                     2.74
Repurchase Agreement                      0.20
Cash & other assets, less liabilities     0.05
                                        ------
Total net assets                        100.00%
                                        ======


                                       26                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                                EQUITY SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 - March 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                            BEGINNING        ENDING       EXPENSES PAID
                          ACCOUNT VALUE   ACCOUNT VALUE       DURING
                             10-01-05      03-31-06(1)      PERIOD(2)
                          -------------   -------------   -------------
Equity Series - Class A
   Actual                   $1,000.00       $1,071.00         $ 6.82
   Hypothetical              1,000.00        1,018.35           6.64
Equity Series - Class B
   Actual                    1,000.00        1,066.20          10.66
   Hypothetical              1,000.00        1,014.61          10.40
Equity Series - Class C
   Actual                    1,000.00        1,065.90          10.66
   Hypothetical              1,000.00        1,014.61          10.40

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2005 to March 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2005 to March 31, 2006 was 7.10%, 6.62% and 6.59%, for
     Class A, B and C shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.32%, 2.07% and 2.07% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                            EQUITY SERIES
March 31, 2006                                                       (unaudited)

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS - 99.7%

AEROSPACE & DEFENSE - 6.4%
General Dynamics Corporation                              178,000   $ 11,388,440
L-3 Communications Holdings, Inc.                          42,000      3,603,180
United Technologies Corporation                           202,900     11,762,113
                                                                    ------------
                                                                      26,753,733
                                                                    ------------
AIR FREIGHT & LOGISTICS - 2.9%
FedEx Corporation                                         107,700     12,163,638
                                                                    ------------
ALUMINUM - 1.7%
Alcoa, Inc.                                               232,000      7,089,920
                                                                    ------------
BIOTECHNOLOGY - 2.4%
Amgen, Inc.*                                              139,100     10,119,525
                                                                    ------------
BROADCASTING & CABLE TV - 2.0%
CBS Corporation (Cl.B)*                                   137,500      3,297,250
Univision Communications, Inc.*                           142,200      4,901,634
                                                                    ------------
                                                                       8,198,884
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 3.8%
ADC Telecommunications, Inc.*                             224,657      5,748,973
Cisco Systems, Inc.*                                      469,400     10,171,898
                                                                    ------------
                                                                      15,920,871
                                                                    ------------
CONSTRUCTION & ENGINEERING - 1.9%
Shaw Group, Inc.*                                         265,800      8,080,320
                                                                    ------------
CONSUMER FINANCE - 2.7%
American Express Company                                  178,900      9,401,195
PHH Corporation*                                           71,800      1,917,060
                                                                    ------------
                                                                      11,318,255
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 3.0%
First Data Corporation                                    270,200     12,650,764
                                                                    ------------
DRUG RETAIL - 2.7%
CVS Corporation                                           371,600     11,099,692
                                                                    ------------
ELECTRIC UTILITIES - 0.4%
KFx, Inc.*                                                 97,000      1,765,400
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
Power-One, Inc.*                                          369,000      2,656,800
                                                                    ------------
EXCHANGE TRADED FUNDS - 2.8%
S & P Depositary Receipts Trust                            88,000     11,425,040
                                                                    ------------
HEALTH CARE EQUIPMENT - 4.1%
Medtronic, Inc.                                           162,400      8,241,800
Zimmer Holdings, Inc.*                                    128,200      8,666,320
                                                                    ------------
                                                                      16,908,120
                                                                    ------------
HEALTH CARE SERVICES - 1.2%
Medco Health Solutions, Inc.*                              86,150      4,929,503
                                                                    ------------
HOME IMPROVEMENT RETAIL - 2.8%
Home Depot, Inc.                                          273,100     11,552,130
                                                                    ------------
HOTELS, RESORTS & CRUISE LINES - 2.5%
Carnival Corporation                                      216,500     10,255,605
                                                                    ------------
HYPERMARKETS & SUPERCENTERS - 5.4%
Costco Wholesale Corporation                              206,900   $ 11,205,704
Wal-Mart Stores, Inc.                                     240,200     11,347,048
                                                                    ------------
                                                                      22,552,752
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 7.0%
General Electric Company                                  552,800     19,226,384
Tyco International, Ltd.                                  373,000     10,026,240
                                                                    ------------
                                                                      29,252,624
                                                                    ------------
INDUSTRIAL GASES - 2.1%
Praxair, Inc.                                             160,000      8,824,000
                                                                    ------------
INTEGRATED OIL & GAS - 4.9%
Chevron Corporation                                       120,000      6,956,400
Exxon Mobil Corporation                                   221,100     13,456,146
                                                                    ------------
                                                                      20,412,546
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 2.2%
Unisys Corporation*                                     1,343,300      9,255,337
                                                                    ------------
MANAGED HEALTH CARE - 2.5%
WellPoint, Inc.*                                          136,100     10,538,223
                                                                    ------------
MOVIES & ENTERTAINMENT - 3.1%
Time Warner, Inc.                                         460,000      7,723,400
Viacom, Inc. (Cl.B)*                                      137,500      5,335,000
                                                                    ------------
                                                                      13,058,400
                                                                    ------------
MULTI-LINE INSURANCE - 4.5%
American International Group, Inc.                        282,500     18,670,425
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 3.4%
BJ Services Company                                       128,200      4,435,720
Halliburton Company                                       133,500      9,748,170
                                                                    ------------
                                                                      14,183,890
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 7.5%
Citigroup, Inc.                                           285,600     13,491,744
First Marblehead Corporation(1)                           274,700     11,880,775
JP Morgan Chase & Company                                 143,800      5,987,832
                                                                    ------------
                                                                      31,360,351
                                                                    ------------
PACKAGED FOODS & MEATS - 1.5%
Tyson Foods, Inc.                                         458,000      6,292,920
                                                                    ------------
PHARMACEUTICALS - 2.7%
Johnson & Johnson                                         189,000     11,192,580
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 2.8%
Berkshire Hathaway, Inc.*                                     130     11,745,500
                                                                    ------------
SYSTEMS SOFTWARE - 4.0%
Microsoft Corporation                                     606,200     16,494,702
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 2.2%
Sprint Nextel Corporation                                 353,200      9,126,688
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $320,007,160)                                               415,849,138
                                                                    ------------


                                       28                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                            EQUITY SERIES
March 31, 2006                                                       (unaudited)

                                                        PRINCIPAL      MARKET
                                                          AMOUNT        VALUE
                                                        ---------   ------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $816,296 (Collateralized by FHLMC, 4.35%,
   06-02-08 with a value of $833,175)                    $816,000   $    816,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $816,000)                                                       816,000
                                                                    ------------
TOTAL INVESTMENTS - 99.9%
   (cost $320,823,160)                                               416,665,138
CASH & OTHER ASSETS, LESS LIABILITIES - 0.1%                             262,383
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $416,927,521
                                                                    ============

The identified cost of investments owned at March 31, 2006 was the same for federal income tax and financial statement purposes.

*    Non-income producing security

(1)  Security is segregated as collateral for open written option contracts.


                                       29                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                                   EQUITY SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments, at value(1) .......................................   $416,665,138
Cash ...........................................................            240
Receivables:
   Securities sold .............................................     10,188,517
   Fund shares sold ............................................         37,926
   Dividends ...................................................        277,802
Prepaid expenses ...............................................         41,532
                                                                   ------------
Total assets ...................................................    427,211,155
                                                                   ------------
LIABILITIES:
Payable for:
   Securities purchased ........................................      9,229,276
   Fund shares redeemed ........................................        359,730
   Written options, at value (premiums received, $152,571) .....        194,560
   Management fees .............................................        266,984
   Custodian fees ..............................................          6,400
   Transfer agent and administration fees ......................         55,840
   Professional fees ...........................................         36,397
   12b-1 distribution plan fees ................................        121,842
   Director's fees .............................................          2,211
   Other .......................................................         10,394
                                                                   ------------
Total liabilities ..............................................     10,283,634
                                                                   ------------
NET ASSETS .....................................................   $416,927,521
                                                                   ------------
NET ASSETS CONSIST OF:
Paid in capital ................................................   $314,065,127
Accumulated undistributed net investment loss ..................       (254,312)
Accumulated undistributed net realized gain on sale of
   investments and options written .............................      7,316,717
Net unrealized appreciation in value of investments and options
   written .....................................................     95,799,989
                                                                   ------------
Net assets .....................................................   $416,927,521
                                                                   ============
CLASS A:
Capital shares outstanding (unlimited number of shares
   authorized) .................................................     54,896,280
Net assets .....................................................   $373,125,529
Net asset value and redemption price per share .................   $       6.80
                                                                   ============
Maximum offering price per share (net asset value divided by
   94.25%) .....................................................   $       7.21
                                                                   ============
CLASS B:
Capital shares outstanding (unlimited number of shares
   authorized) .................................................      6,273,124
Net assets .....................................................   $ 37,708,647
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge)......................................................   $       6.01
                                                                   ============
CLASS C:
Capital shares outstanding (unlimited number of shares
   authorized) .................................................        958,050
Net assets .....................................................   $  6,093,345
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge) .....................................................   $       6.36
                                                                   ============
(1) Investments, at cost .......................................   $320,823,160

Statement of Operations
For the Six Months Ended March 31, 2006

INVESTMENT INCOME:
   Dividends ....................................................   $ 2,532,449
   Interest .....................................................       184,228
                                                                    -----------
   Total investment income ......................................     2,716,677
                                                                    -----------
EXPENSES:
   Management fees ..............................................     1,565,892
   Transfer agent/maintenance fees ..............................       354,133
   Administration fees ..........................................       196,111
   Custodian fees ...............................................         8,380
   Directors' fees ..............................................         5,539
   Professional fees ............................................        28,609
   Reports to shareholders ......................................        49,365
   Registration fees ............................................        20,693
   Other expenses ...............................................        11,636
   12b-1 distribution plan fees - Class A .......................       466,090
   12b-1 distribution plan fees - Class B .......................       194,445
   12b-1 distribution plan fees - Class C .......................        29,053
                                                                    -----------
   Total expenses ...............................................     2,929,946
                                                                    -----------
   Net investment loss ..........................................      (213,269)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain during the period on:
   Investments ..................................................    14,664,518
   Options written ..............................................       591,964
                                                                    -----------
   Net realized gain ............................................    15,256,482
                                                                    -----------
Net unrealized appreciation (depreciation) during the period on:
   Investments ..................................................    13,033,943
   Options written ..............................................       (77,792)
                                                                    -----------
   Net unrealized appreciation ..................................    12,956,151
                                                                    -----------
   Net realized and unrealized gain .............................    28,212,633
                                                                    -----------
   Net increase in net assets resulting from operations .........   $27,999,364
                                                                    ===========


                                       30                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                                 EQUITY SERIES

                                                                     SIX MONTHS
                                                                        ENDED
                                                                      MARCH 31,      YEAR ENDED
                                                                        2006       SEPTEMBER 30,
                                                                     (unaudited)        2005
                                                                    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) .................................   $   (213,269)  $  2,106,508
   Net realized gain during the period on investments and options
      written ...................................................     15,256,482      5,986,078
   Net unrealized appreciation during the period on investments
      and options written .......................................     12,956,151     26,726,517
                                                                    ------------   ------------
   Net increase in net assets resulting from operations .........     27,999,364     34,819,103
                                                                    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A ...................................................     (2,147,551)            --
   Net realized gain
      Class A ...................................................    (11,068,147)   (26,380,459)
      Class B ...................................................     (1,320,160)    (3,538,521)
      Class C ...................................................       (182,232)      (441,254)
                                                                    ------------   ------------
   Total distributions to shareholders ..........................    (14,718,090)   (30,360,234)
                                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A ...................................................     11,467,279     27,211,499
      Class B ...................................................      3,713,847      7,524,651
      Class C ...................................................        620,581      1,434,117
   Distributions reinvested
      Class A ...................................................     12,004,929     24,060,300
      Class B ...................................................      1,296,700      3,490,102
      Class C ...................................................        180,424        436,627
   Cost of shares redeemed
      Class A ...................................................    (37,584,390)   (71,972,519)
      Class B ...................................................     (8,403,144)   (20,528,055)
      Class C ...................................................       (597,977)    (2,480,994)
                                                                    ------------   ------------
   Net decrease from capital share transactions .................    (17,301,751)   (30,824,272)
                                                                    ------------   ------------
   Net decrease in net assets ...................................     (4,020,477)   (26,365,403)
                                                                    ------------   ------------
NET ASSETS:
   Beginning of period ..........................................    420,947,998    447,313,401
                                                                    ------------   ------------
   End of period ................................................   $416,927,521   $420,947,998
                                                                    ============   ============
Accumulated undistributed net investment income (loss) at end of
   period .......................................................   $   (254,312)  $  2,106,508
                                                                    ============   ============
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A ...................................................      1,708,865      4,214,004
      Class B ...................................................        623,647      1,306,540
      Class C ...................................................         99,198        233,732
   Shares reinvested
      Class A ...................................................      1,816,177      3,673,328
      Class B ...................................................        221,280        597,620
      Class C ...................................................         29,101         70,881
   Shares redeemed
      Class A ...................................................     (5,627,072)   (11,058,402)
      Class B ...................................................     (1,422,596)    (3,529,552)
      Class C ...................................................        (96,378)      (406,368)


                                       31                See accompanying notes.

Financial Highlights
Selected data for each share of capital                     SECURITY EQUITY FUND
stock outstanding throughout each period                           EQUITY SERIES

                                                        SIX MONTHS                 YEAR ENDED SEPTEMBER 30,
                                                           ENDED      -------------------------------------------------
                                                         MARCH 31,                                    2002
CLASS A                                                   2006(g)       2005      2004      2003     (c, e)      2001
-------                                                 ----------    --------  --------  --------  --------   --------
PER SHARE DATA
Net asset value, beginning of period                    $   6.58      $   6.50  $   5.98  $   5.09  $   6.36   $  10.26
                                                        --------      --------  --------  --------  --------   --------
Income (loss) from investment operations:
Net investment income(b)                                      --          0.04      0.01      0.01      0.01         --
Net gain (loss) on securities (realized and unrealized)     0.46          0.49      0.52      0.88     (1.28)     (2.49)
                                                        --------      --------  --------  --------  --------   --------
Total from investment operations                            0.46          0.53      0.53      0.89     (1.27)     (2.49)
                                                        --------      --------  --------  --------  --------   --------
Less distributions:
Dividends from net investment income                       (0.04)           --     (0.01)       --        --         --
Distributions from realized gains                          (0.20)        (0.45)       --        --        --      (1.40)
Return of capital                                             --            --        --        --        --      (0.01)
                                                        --------      --------  --------  --------  --------   --------
Total distributions                                        (0.24)        (0.45)    (0.01)       --        --      (1.41)
                                                        --------      --------  --------  --------  --------   --------
Net asset value, end of period                          $   6.80      $   6.58  $   6.50  $   5.98  $   5.09   $   6.36
                                                        ========      ========  ========  ========  ========   ========
TOTAL RETURN(a)                                             7.10%         8.20%     8.87%    17.49%   (19.97%)   (27.66%)
                                                        --------      --------  --------  --------  --------   --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $373,126      $375,280  $391,384  $430,161  $412,791   $563,553
                                                        --------      --------  --------  --------  --------   --------
Ratios to average net assets:
Net investment income (loss)                               (0.02%)(f)     0.57%     0.08%     0.23%     0.13%      0.03%(f)
Total expenses                                              1.32%         1.30%     1.28%     1.25%     1.11%      1.02%
                                                        --------      --------  --------  --------  --------   --------
Portfolio turnover rate                                       36%           32%       28%       54%       30%        23%

                                                         SIX MONTHS                YEAR ENDED SEPTEMBER 30,
                                                            ENDED    ---------------------------------------------------
                                                          MARCH 31,                                     2002
CLASS B                                                    2006(g)     2005       2004       2003      (c, e)       2001
-------                                                  ----------  -------    -------    -------    --------    -------
PER SHARE DATA
Net asset value, beginning of period                      $  5.83    $  5.85    $  5.41    $  4.64     $  5.86    $  9.65
                                                          -------    -------    -------    -------     -------    -------
Income (loss) from investment operations:
Net investment loss(b)                                      (0.02)     (0.01)     (0.04)     (0.03)      (0.05)     (0.07)
Net gain (loss) on securities (realized and unrealized)      0.40       0.44       0.48       0.80       (1.17)     (2.31)
                                                          -------    -------    -------    -------     -------    -------
Total from investment operations                             0.38       0.43       0.44       0.77       (1.22)     (2.38)
                                                          -------    -------    -------    -------     -------    -------
Less distributions:
Distributions from realized gains                           (0.20)     (0.45)        --         --          --      (1.40)
Return of capital                                              --         --         --         --          --      (0.01)
                                                          -------    -------    -------    -------     -------    -------
Total distributions                                         (0.20)     (0.45)        --         --          --      (1.41)
                                                          -------    -------    -------    -------     -------    -------
Net asset value, end of period                            $  6.01    $  5.83    $  5.85    $  5.41     $  4.64    $  5.86
                                                          =======    =======    =======    =======     =======    =======
TOTAL RETURN(a)                                              6.62%      7.35%      8.13%     16.59%     (20.82%)   (28.34%)
                                                          -------    -------    -------    -------     -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $37,709    $39,962    $49,600    $61,733     $66,267    $96,067
                                                          -------    -------    -------    -------     -------    -------
Ratios to average net assets:
Net investment loss                                         (0.77%)    (0.16%)    (0.67%)    (0.52%)     (0.78%)    (0.97%)
Total expenses                                               2.07%      2.05%      2.03%      2.00%       2.02%      2.02%
                                                          -------    -------    -------    -------     -------    -------
Portfolio turnover rate                                        36%        32%        28%        54%         30%        23%


                                       32                See accompanying notes.

Financial Highlights
Selected data for each share of capital                     SECURITY EQUITY FUND
stock outstanding throughout each period                           EQUITY SERIES

                                                         SIX MONTHS              YEAR ENDED SEPTEMBER 30,
                                                            ENDED    ------------------------------------------------
                                                          MARCH 31,                                   2002
CLASS C                                                    2006(g)    2005      2004      2003     (c, d, e)    2001
-------                                                  ----------  ------    ------    ------    ---------  -------
PER SHARE DATA
Net asset value, beginning of period                      $ 6.16     $ 6.16    $ 5.69    $ 4.88    $  6.16    $ 10.07
                                                          ------     ------    ------    ------    -------    -------
Income (loss) from investment operations:
Net investment loss(b)                                     (0.02)     (0.01)    (0.04)    (0.03)     (0.05)     (0.07)
Net gain (loss) on securities (realized and unrealized)     0.42       0.46      0.51      0.84      (1.23)     (2.43)
                                                          ------     ------    ------    ------    -------    -------
Total from investment operations                            0.40       0.45      0.47      0.81      (1.28)     (2.50)
                                                          ------     ------    ------    ------    -------    -------
Less distributions:
Distributions from realized gains                          (0.20)     (0.45)       --        --         --      (1.40)
Return of capital                                             --         --        --        --         --      (0.01)
                                                          ------     ------    ------    ------    -------    -------
Total distributions                                        (0.20)     (0.45)       --        --         --      (1.41)
                                                          ------     ------    ------    ------    -------    -------
Net asset value, end of period                            $ 6.36     $ 6.16    $ 6.16    $ 5.69    $  4.88    $  6.16
                                                          ======     ======    ======    ======    =======    =======
TOTAL RETURN(a)                                             6.59%      7.32%     8.26%    16.60%    (20.78%)   (28.35%)
                                                          ------     ------    ------    ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $6,093     $5,706    $6,329    $6,651    $ 4,979    $ 4,230
                                                          ------     ------    ------    ------    -------    -------
Ratios to average net assets:
Net investment loss                                        (0.77%)    (0.18%)   (0.67%)   (0.52%)    (0.76%)    (0.97%)
Total expenses                                              2.07%      2.05%     2.03%     2.00%      2.02%      2.02%
                                                          ------     ------    ------    ------    -------    -------
Portfolio turnover rate                                       36%        32%       28%       54%        30%        23%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Net investment income (loss) was computed using average shares outstanding throughout the period.

(c) The financial highlights for the Equity Series exclude the historical financial highlights of the Total Return Series Class A, B and C shares. The assets of the Total Return Series were acquired by the Equity Series on August 27, 2002.

(d) The financial highlights for Class C shares exclude the historical financial highlights of class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(e) Effective May 1, 2002 the fee structure for Equity Series changed. Per share information reflects this change.

(f)  Net investment income is less than $0.01 per share.

(g) Unaudited figures for the six months ended March 31, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       33                See accompanying notes.

                      This page left blank intentionally.

                              SECURITY EQUITY FUND

                                  Global Series

                           (OPPENHEIMER FUNDS(R) LOGO)

                                   SUBADVISER,
                             OPPENHEIMERFUNDS, INC.

                                                            SECURITY EQUITY FUND
Performance Summary                                                GLOBAL SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

GLOBAL SERIES VS. MORGAN STANLEY
CAPITAL INTERNATIONAL WORLD INDEX

                               (PERFORMANCE GRAPH)

GLOBAL SERIES

 3/31/96    9,425.00
 6/30/96    9,935.55
 9/30/96   10,065.22
12/31/96   10,369.18
 3/31/97   10,619.04
 6/30/97   11,689.87
 9/30/97   12,100.36
12/31/97   11,085.60
 3/31/98   12,781.97
 6/30/98   12,505.82
 9/30/98   11,075.74
12/31/98   13,214.27
 3/31/99   13,458.98
 6/30/99   14,650.61
 9/30/99   14,884.68
12/31/99   20,458.94
 3/31/00   23,197.63
 6/30/00   22,350.49
 9/30/00   21,886.31
12/31/00   21,084.30
 3/31/01   18,055.85
 6/30/01   19,333.25
 9/30/01   15,845.52
12/31/01   18,299.85
 3/31/02   18,558.20
 6/30/02   16,807.16
 9/30/02   13,620.83
12/31/02   13,879.18
 3/31/03   12,716.60
 6/30/03   15,357.52
 9/30/03   16,764.10
12/31/03   19,649.02
 3/31/04   20,452.77
 6/30/04   20,194.42
 9/30/04   19,993.48
12/31/04   23,179.81
 3/31/05   22,361.70
 6/30/05   23,007.58
 9/30/05   25,074.38
12/31/05   26,208.26
 3/31/06   28,059.77

MSCI WORLD INDEX

 3/31/1996   10,000.00
 6/30/1996   10,300.52
 9/30/1996   10,449.35
12/31/1996   10,940.43
 3/31/1997   10,983.88
 6/30/1997   12,649.90
 9/30/1997   13,024.76
12/31/1997   12,716.37
 3/31/1998   14,550.59
 6/30/1998   14,859.28
 9/30/1998   13,090.91
12/31/1998   15,869.11
 3/31/1999   16,448.41
 6/30/1999   17,248.47
 9/30/1999   17,006.09
12/31/1999   19,890.57
 3/31/2000   20,106.67
 6/30/2000   19,407.38
 9/30/2000   18,446.40
12/31/2000   17,318.66
 3/31/2001   15,105.81
 6/30/2001   15,525.45
 9/30/2001   13,304.44
12/31/2001   14,457.33
 3/31/2002   14,518.77
 6/30/2002   13,212.39
 9/30/2002   10,793.95
12/31/2002   11,629.65
 3/31/2003   11,054.54
 6/30/2003   12,960.72
 9/30/2003   13,599.90
12/31/2003   15,539.36
 3/31/2004   15,945.71
 6/30/2004   16,083.90
 9/30/2004   15,923.40
12/31/2004   17,825.87
 3/31/2005   17,630.20
 6/30/2005   17,703.73
 9/30/2005   18,938.94
12/31/2005   19,537.11
 3/31/2006   20,846.66

                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Global Series on March 31, 1996, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The MSCI World Index is an unmanaged capitalization-weighted index that is designed to measure global developed market equity performance.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   18.14%
Consumer Staples                          8.64
Energy                                    6.41
Financials                               15.86
Health Care                              13.56
Industrials                               8.89
Information Technology                   19.85
Materials                                 1.17
Telecommunication Services                5.25
Utilities                                 1.37
Repurchase Agreement                      0.65
Cash & other assets, less liabilities     0.21
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

                                                             SINCE
PERIODS ENDED 3-31-06        1 YEAR   5 YEARS   10 YEARS   INCEPTION
---------------------        ------   -------   --------   ---------
A Shares                     25.48%    9.22%     11.53%        --
A Shares with sales charge   18.27%    7.93%     10.87%        --
B Shares                     25.33%    8.74%     10.86%        --
B Shares with CDSC           20.33%    8.45%     10.86%        --
C Shares                     24.58%    8.37%       N/A       9.86%
                                                           (1-29-99)
C Shares with CDSC           23.58%    8.37%       N/A       9.86%
                                                           (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waivers, the performance quoted would be reduced.


                                       36                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                                GLOBAL SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 - March 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                            BEGINNING         ENDING      EXPENSES PAID
                          ACCOUNT VALUE   ACCOUNT VALUE       DURING
                             10-01-05      03-31-06(1)      PERIOD(2)
                          -------------   -------------   -------------
Global Series - Class A
   Actual                 $1,000.00         $1,119.10         $ 9.09
   Hypothetical            1,000.00          1,016.36           8.65
Global Series - Class B
   Actual                  1,000.00          1,120.40           7.82
   Hypothetical            1,000.00          1,017.55           7.44
Global Series - Class C
   Actual                  1,000.00          1,114.80          13.08
   Hypothetical            1,000.00          1,012.57          12.44

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2005 to March 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2005 to March 31, 2006 was 11.91%, 12.04% and 11.48%, for
     Class A, B and C shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.72%, 1.48% and 2.48% for Class A, B and C shares, respectively), net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                            GLOBAL SERIES
March 31, 2006                                                       (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS - 98.6%

AUSTRALIA - 0.3%
Macquarie Airports                                         173,602   $   418,483
                                                                     -----------
BERMUDA - 0.6%
Ace, Ltd.                                                   17,740       922,657
                                                                     -----------
BRAZIL - 1.5%
Companhia de Bebidas das Americas ADR                       21,357       917,497
Empresa Brasileira de Aeronautica S.A. ADR                  36,568     1,347,531
                                                                     -----------
                                                                       2,265,028
                                                                     -----------
CANADA - 1.7%
Husky Energy, Inc.                                          30,080     1,819,791
Manulife Financial Corporation                              12,673       795,020
                                                                     -----------
                                                                       2,614,811
                                                                     -----------
CAYMAN ISLANDS - 0.3%
XL Capital, Ltd.                                             8,300       532,113
                                                                     -----------
DENMARK - 0.3%
Novo Nordisk A/S (Cl.B)                                      6,300       391,685
                                                                     -----------
FINLAND - 0.7%
Fortum Oyj                                                  34,300       865,135
Neste Oil Oyj                                                5,325       183,016
                                                                     -----------
                                                                       1,048,151
                                                                     -----------
FRANCE - 6.8%
European Aeronautic Defence & Space Company                 39,810     1,676,896
JC Decaux S.A.*                                             18,760       507,494
LVMH Moet Hennessy Louis Vuitton S.A                        18,350     1,798,431
Sanofi-Aventis                                              26,585     2,528,224
Societe Generale                                            10,880     1,635,724
Technip S.A                                                 26,470     1,790,962
Total S.A                                                    2,525       665,931
                                                                     -----------
                                                                      10,603,662
                                                                     -----------
GERMANY - 4.2%
Allianz AG                                                  10,437     1,742,092
Bayerische Motoren Werke (BMW) AG                           24,869     1,369,309
SAP AG                                                       7,918     1,717,125
Siemens AG                                                  17,817     1,662,877
                                                                     -----------
                                                                       6,491,403
                                                                     -----------
HONG KONG - 1.8%
HSBC Holdings plc                                           89,489     1,498,173
Hong Kong & China Gas Company, Ltd.                        305,400       737,995
Hutchison Whampoa, Ltd.                                     55,082       505,089
                                                                     -----------
                                                                       2,741,257
                                                                     -----------
INDIA - 3.1%
Hindustan Lever, Ltd.                                      216,100     1,319,028
ICICI Bank, Ltd. ADR                                        19,750       546,680
Infosys Technologies, Ltd.                                  27,087     1,812,223
Zee Telefilms, Ltd.                                        210,700     1,130,038
                                                                     -----------
                                                                       4,807,969
                                                                     -----------
IRELAND - 0.4%
Anglo Irish Bank Corporation plc                            39,413   $   649,363
                                                                     -----------
ITALY - 0.2%
Bulgari SpA                                                 19,700       236,987
                                                                     -----------
JAPAN - 11.1%
Canon, Inc.                                                  8,000       529,369
Chugai Pharmaceutical Company, Ltd.                         29,300       531,370
Credit Saison Company, Ltd.                                 18,200     1,006,430
Fanuc, Ltd.                                                  4,800       461,958
Hoya Corporation                                            25,700     1,036,951
JGC Corporation                                             18,000       353,960
KDDI Corporation                                               288     1,538,773
Kao Corporation                                             21,000       552,984
Keyence Corporation                                          3,190       829,170
Kyocera Corporation                                          4,600       407,152
Murata Manufacturing Company, Ltd.                          19,000     1,286,303
Nidec Corporation                                            6,300       516,951
Nintendo Company, Ltd.                                       4,100       612,954
Resona Holdings, Inc.*                                         238       818,773
Shionogi & Company, Ltd.                                    72,000     1,180,990
Shiseido Company, Ltd.                                      37,000       688,299
Sony Corporation                                            43,300     2,004,544
Square Enix Corporation, Ltd.                               26,500       684,307
Takeda Pharmaceutical Company, Ltd.                         12,800       729,565
Toyota Motor Corporation                                    25,400     1,387,318
                                                                     -----------
                                                                      17,158,121
                                                                     -----------
KOREA - 2.4%
Hyundai Heavy Industries Company, Ltd.                       9,049       789,663
SK Telecom Company, Ltd. ADR                                60,160     1,419,174
Samsung Electronics Company, Ltd.                            2,421     1,569,570
                                                                     -----------
                                                                       3,778,407
                                                                     -----------
MEXICO - 1.9%
Fomento Economico Mexicano, S.A. de C.V                    109,500     1,008,776
Grupo Modelo, S.A. de C.V. (Cl.C)                          150,300       548,752
Grupo Televisa S.A. ADR                                     66,656     1,326,454
                                                                     -----------
                                                                       2,883,982
                                                                     -----------
NETHERLANDS - 1.1%
Koninklijke (Royal) Philips
Electronics N.V                                             52,200     1,763,714
                                                                     -----------
NORWAY - 0.3%
Tandberg ASA                                                53,600       484,470
                                                                     -----------
PANAMA - 0.9%
Carnival Corporation                                        30,100     1,425,837
                                                                     -----------
PORTUGAL - 0.3%
Energias de Portugal S.A                                   134,182       526,682
                                                                     -----------
SINGAPORE - 0.4%
Singapore Press Holdings, Ltd.                             223,848       623,262
                                                                     -----------


                                       38                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                            GLOBAL SERIES
March 31, 2006                                                       (unaudited)

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

SPAIN - 0.7%
Industria de Diseno Textil S.A                             29,200   $  1,126,682
                                                                    ------------
SWEDEN - 4.7%
Hennes & Mauritz AB (Cl.B)                                 65,200      2,377,027
Investor AB (Cl.B)**                                       31,734        576,434
Telefonaktiebolaget LM Ericsson (Cl.B)                  1,142,400      4,340,882
                                                                    ------------
                                                                       7,294,343
                                                                    ------------
SWITZERLAND - 3.1%
Credit Suisse Group                                        32,917      1,846,037
Novartis AG                                                15,321        851,591
Roche Holding AG                                           11,835      1,761,163
Syngenta AG*                                                2,102        295,232
                                                                    ------------
                                                                       4,754,023
                                                                    ------------
TAIWAN - 0.6%
Taiwan Semiconductor Manufacturing Company, Ltd. ADR       97,735        983,214
                                                                    ------------
UNITED KINGDOM - 11.2%
3i Group plc**                                             42,636        696,226
BP plc ADR                                                 19,367      1,335,161
Burberry Group plc                                         59,971        482,100
Cadbury Schweppes plc                                     154,604      1,536,779
Diageo plc                                                 10,030        157,864
Gus plc                                                    26,090        478,358
Pearson plc                                                64,990        901,025
Prudential plc                                            114,339      1,325,137
Reckitt Benckiser plc                                      77,294      2,718,945
Royal Bank of Scotland Group plc                           69,889      2,274,017
Smith & Nephew plc                                        102,102        905,879
Tesco plc                                                 131,150        752,015
Vodafone Group plc                                      1,602,300      3,352,325
WPP Group plc                                              41,880        502,458
                                                                    ------------
                                                                      17,418,289
                                                                    ------------
UNITED STATES - 38.0%
3M Company                                                 20,500      1,551,645
Adobe Systems, Inc.                                        23,900        834,588
Advanced Micro Devices, Inc.*                              89,300      2,961,188
Affymetrix, Inc.*                                          14,700        484,071
Altera Corporation*                                        33,600        693,504
Altria Group, Inc.                                          5,100        361,386
Amazon.com, Inc.*                                          10,900        397,959
American Express Company                                   16,900        888,095
Amgen, Inc.*                                               17,300      1,258,575
AtheroGenics, Inc.*                                         6,100         99,552
Automatic Data Processing, Inc.                            20,800        950,144
Avon Products, Inc.                                        23,000        716,910
Berkshire Hathaway, Inc. (Cl.B)*                              270        813,240
Biomet, Inc.                                               25,900        919,968
Boeing Company                                             12,800        997,504
Boston Scientific Corporation*                             51,600      1,189,380
Burlington Resources, Inc.                                 13,300      1,222,403
Cendant Corporation                                        50,800   $    881,380
Chevron Corporation                                        15,766        913,955
Cisco Systems, Inc.*                                       42,700        925,309
Citigroup, Inc.                                             7,866        371,590
Coach, Inc.*                                               22,700        784,966
Conor Medsystems, Inc.*                                     9,400        276,360
Corning, Inc.*                                             67,700      1,821,807
Cree, Inc.*                                                26,100        856,341
eBay, Inc.*                                                52,600      2,054,556
Emerson Electric Company                                   11,900        995,197
Everest Re Group, Ltd.                                      4,800        448,176
Express Scripts, Inc.*                                      8,200        720,780
First Data Corporation                                      4,700        220,054
Genentech, Inc.*                                            8,500        718,335
Gilead Sciences, Inc.*                                     20,600      1,281,732
GlobalSantaFe Corporation                                  25,000      1,518,750
Guidant Corporation                                         1,000         78,060
ImClone Systems, Inc.*                                      8,800        299,376
International Business Machines Corporation                12,867      1,061,141
International Game Technology                              29,000      1,021,380
International Rectifier Corporation*                       19,300        799,599
Intuit, Inc.*                                              24,000      1,276,560
JP Morgan Chase & Company                                  29,269      1,218,761
Johnson & Johnson                                           6,400        379,008
Juniper Networks, Inc.*                                    24,600        470,352
Lockheed Martin Corporation                                10,100        758,813
Medtronic, Inc.                                             8,500        431,375
Microsoft Corporation                                      78,500      2,135,985
Morgan Stanley                                             26,600      1,671,012
Nektar Therapeutics*(1, 2)                                 10,308        168,062
Northern Trust Corporation                                 26,400      1,386,000
Northrop Grumman Corporation                               11,200        764,848
Novell, Inc.*                                             102,400        786,432
Nuvelo, Inc.*                                               4,000         71,280
Pfizer, Inc.                                               24,938        621,455
Procter & Gamble Company                                    9,727        560,470
Qualcomm, Inc.                                             26,240      1,328,006
Quest Diagnostics, Inc.                                    20,800      1,067,040
Raytheon Company                                           22,200      1,017,648
Sirius Satellite Radio, Inc.*                             262,100      1,331,468
Starbucks Corporation*                                     22,400        843,136
Theravance, Inc.*                                          12,800        358,912
Tiffany & Company                                           9,100        341,614
Transocean, Inc.*                                          24,900      1,999,470
Wal-Mart Stores, Inc.                                      33,000      1,558,920
Walt Disney Company                                        33,800        942,682
Wyeth                                                      13,900        674,428
Yahoo!, Inc.*                                              11,200        361,312
                                                                    ------------
                                                                      58,914,005
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $111,480,195)                                               152,858,600
                                                                    ------------


                                       39                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                            GLOBAL SERIES
March 31, 2006                                                       (unaudited)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
PREFERRED STOCK - 0.5%
GERMANY - 0.5%
Porsche AG                                                    870   $    832,637
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $363,292)                                                       832,637
                                                                    ------------
REPURCHASE AGREEMENT - 0.7%
State Street Bank, 1.75%, dated 03-31-06, matures
   04-03-06; repurchase amount of $1,000,240
   (Collateralized by FNMA, 3.00%, 08-15-07 with a
   value of $1,024,822)                                $1,000,094      1,000,094
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $1,000,094)                                                   1,000,094
                                                                    ------------
TOTAL INVESTMENTS - 99.8%
   (cost $112,843,581)                                               154,691,331
CASH & OTHER ASSETS, LESS LIABILITIES - 0.2%                             324,796
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $155,016,127
                                                                    ============

INVESTMENT CONCENTRATION

At March 31, 2006, Global Series' investment concentration by industry was as follows:
Aerospace & Defense ...................................................     1.1%
Air Freight & Logistics ...............................................     3.1%
Automobiles ...........................................................     2.3%
Beverages .............................................................     2.7%
Biotechnology .........................................................     2.7%
Capital Markets .......................................................     2.0%
Chemicals .............................................................     0.2%
Commercial Banks ......................................................     2.0%
Commercial Services & Supplies ........................................     0.9%
Communications Equipment ..............................................     4.9%
Computers & Peripherals ...............................................     0.7%
Construction & Engineering  ...........................................     0.2%
Consumer Finance ......................................................     1.2%
Diversified Financial Services ........................................     6.4%
Diversified Telecommunications ........................................     2.2%
Electric Utilities ....................................................     0.3%
Electrical Equipment ..................................................     0.6%
Electronic Equipment & Instruments ....................................     2.0%
Energy Equipment & Services ...........................................     1.2%
Food & Staples Retailing ..............................................     1.5%
Gas Utilities .........................................................     0.5%
Health Care Equipment & Services ......................................     3.1%
Health Care Providers & Services ......................................     1.1%
Hotels, Restaurants & Leisure Products ................................     2.1%
Household Durables ....................................................     3.4%
Household Products ....................................................     3.0%
Industrial Conglomerates ..............................................     2.1%
Insurance .............................................................     4.2%
Internet & Catalog Retail .............................................     0.6%
Internet Software & Services ..........................................     2.1%
IT Services ...........................................................     1.9%
Leisure Equipment & Products ..........................................     0.4%
Machinery .............................................................     0.8%
Media .................................................................     4.6%
Multi-Utilities .......................................................     0.6%
Oil, Gas & Consumable Fuels ...........................................     5.2%
Paper & Forest Products ...............................................     1.0%
Personal Products .....................................................     1.3%
Pharmaceuticals .......................................................     6.6%
Semiconductors & Semiconductor Equipment ..............................     4.1%
Software ..............................................................     4.3%
Specialty Retail ......................................................     0.2%
Textiles, Apparel & Luxury Goods ......................................     4.4%
Tobacco ...............................................................     0.2%
Wireless Telecommunications ...........................................     3.1%
Repurchase agreement ..................................................     0.7%
Cash & other assets, less liabilities .................................     0.2%
                                                                          -----
                                                                          100.0%
                                                                          =====

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $114,244,819.

*    Non-income producing security

**   Passive Foreign Investment Company

ADR (American Depositary Receipt)

plc (public limited company)

(1) Security is restricted. The total market value of restricted securities is $168,062 (cost $116,996), or 0.1% of total net assets. The acquisition date was August 5, 2004.

(2) Security is fair valued by the Board of Directors. The total market value of fair valued securities amounts to $168,062, or 0.1% of total net assets.


                                       40                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                                   GLOBAL SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments, at value(1) .......................................   $154,691,331
Cash denominated in a foreign currency, at value(2) ............        348,289
Receivables:
   Fund shares sold ............................................         82,904
   Securities sold .............................................        213,519
   Dividends ...................................................        239,593
   Interest ....................................................         16,406
Foreign taxes recoverable ......................................         14,556
Prepaid expenses ...............................................         34,210
                                                                   ------------
Total assets ...................................................    155,640,808
                                                                   ------------
LIABILITIES:
Cash overdraft .................................................         48,141
Payable for:
   Securities purchased ........................................         81,801
   Fund shares redeemed ........................................        188,650
   Management fees .............................................        129,869
   Custodian fees ..............................................         13,999
   Transfer agent and administration fees ......................         37,825
   Professional fees ...........................................          9,731
   12b-1 distribution plan fees ................................        114,479
   Director's fees .............................................            186
                                                                   ------------
Total liabilities ..............................................        624,681
                                                                   ------------
NET ASSETS .....................................................   $155,016,127
                                                                   ============
NET ASSETS CONSIST OF:
Paid in capital ................................................   $102,664,192
Accumulated net investment loss ................................     (1,226,668)
Accumulated undistributed net realized gain on sale of
   investments, foreign currency translations and options
   purchased ...................................................     11,733,473
Net unrealized appreciation in value of investments and
   translation of assets and liabilities in foreign currency ...     41,845,130
                                                                   ------------
Net assets .....................................................   $155,016,127
                                                                   ============
CLASS A:
Capital shares outstanding (unlimited number of shares
   authorized) .................................................      5,824,481
Net assets .....................................................   $113,889,099
Net asset value and redemption price per share .................   $      19.55
                                                                   ============
Maximum offering price per share (net asset value divided by
   94.25%) .....................................................   $      20.74
                                                                   ============
CLASS B:
Capital shares outstanding (unlimited number of shares
   authorized) .................................................      1,712,119
Net assets .....................................................   $ 30,924,701
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge) .....................................................   $      18.06
                                                                   ============
CLASS C:
Capital shares outstanding (unlimited number of shares
   authorized) .................................................        555,910
Net assets .....................................................   $ 10,202,327
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge) .....................................................   $      18.35
                                                                   ============
(1) Investments, at cost .......................................   $112,843,581
(2) Cash denominated in a foreign currency, at cost ............        350,935

Statement of Operations
For the Six Months Ended March 31, 2006

INVESTMENT INCOME:
   Dividends (net of foreign withholding tax $69,058) ...........   $   900,053
   Interest .....................................................        31,523
                                                                    -----------
   Total investment income ......................................       931,576
                                                                    -----------
EXPENSES:
   Management fees ..............................................       805,793
   Transfer agent/maintenance fees ..............................       138,951
   Administration fees ..........................................       125,818
   Custodian fees ...............................................        63,516
   Directors' fees ..............................................         1,624
   Professional fees ............................................        10,617
   Reports to shareholders ......................................        16,763
   Registration fees ............................................        20,331
   Other expenses ...............................................         4,236
   12b-1 distribution plan fees - Class A .......................       152,815
   12b-1 distribution plan fees - Class C .......................        46,121
                                                                    -----------
   Total expenses ...............................................     1,386,585
   Less: Earnings credits .......................................        (1,167)
                                                                    -----------
   Net expenses .................................................     1,385,418
                                                                    -----------
   Net investment loss ..........................................      (453,842)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) during the period on:
   Investments ..................................................    21,266,560
   Foreign currency transactions ................................    (4,342,991)
   Options purchased ............................................         2,910
                                                                    -----------
   Net realized gain ............................................    16,926,479
                                                                    -----------
Net unrealized appreciation (depreciation) during the period on:
   Investments ..................................................     2,022,423
   Translation of assets and liabilities in foreign currencies ..        (3,849)
                                                                    -----------
   Net unrealized appreciation ..................................     2,018,574
                                                                    -----------
   Net realized and unrealized gain .............................    18,945,053
                                                                    -----------
   Net increase in net assets resulting from operations .........   $18,491,211
                                                                    ===========


                                       41                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                                 GLOBAL SERIES

                                                                     SIX MONTHS
                                                                        ENDED
                                                                      MARCH 31,      YEAR ENDED
                                                                        2006       SEPTEMBER 30,
                                                                     (unaudited)        2005
                                                                    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ..........................................   $   (453,842)  $   (466,732)
   Net realized gain during the period on investments, options
      purchased and foreign currency transactions ...............     16,926,479     13,103,309
   Net unrealized appreciation during the period on
      investments and translation of assets and liabilities in
      foreign currencies ........................................      2,018,574     20,726,759
                                                                    ------------   ------------
   Net increase in net assets resulting from operations .........     18,491,211     33,363,336
                                                                    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A ...................................................     17,954,846     31,692,774
      Class B ...................................................      2,646,258      3,283,116
      Class C ...................................................      1,356,306      1,610,608
   Cost of shares redeemed
      Class A ...................................................    (46,088,862)   (27,395,260)
      Class B ...................................................     (4,142,214)    (8,996,589)
      Class C ...................................................     (1,011,427)    (2,115,442)
                                                                    ------------   ------------
   Net decrease from capital share transactions .................    (29,285,093)    (1,920,793)
                                                                    ------------   ------------
   Net increase (decrease) in net assets ........................    (10,793,882)    31,442,543
                                                                    ------------   ------------
NET ASSETS:
   Beginning of period ..........................................    165,810,009    134,367,466
                                                                    ------------   ------------
   End of period ................................................   $155,016,127   $165,810,009
                                                                    ============   ============
   Accumulated net investment loss at end of period .............   $ (1,226,668)  $   (772,826)
                                                                    ============   ============
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A ...................................................        984,848      2,004,496
      Class B ...................................................        158,224        225,028
      Class C ...................................................         78,237        107,909
   Shares redeemed
      Class A ...................................................     (2,485,223)    (1,748,721)
      Class B ...................................................       (245,293)      (618,877)
      Class C ...................................................        (59,513)      (142,443)


                                       42                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                                 GLOBAL SERIES

                                                 SIX                             YEAR ENDED
                                            MONTHS ENDED                        SEPTEMBER 30,
                                              MARCH 31,    ------------------------------------------------------
CLASS A                                        2006(j)       2005      2004(h)      2003     2002(e, g)    2001
-------                                     ------------   --------    -------    -------    ----------   -------
PER SHARE DATA
Net asset value, beginning of period         $  17.47      $  13.93    $ 11.68    $  9.49     $ 11.04     $ 18.86
                                             --------      --------    -------    -------     -------     -------
Income (loss) from investment operations:
Net investment loss(c)                          (0.05)        (0.02)     (0.03)     (0.03)      (0.05)      (0.08)
Net gain (loss) on securities
   (realized and unrealized)                     2.13          3.56       2.28       2.22       (1.50)      (4.33)
                                             --------      --------    -------    -------     -------     -------
Total from investment operations                 2.08          3.54       2.25       2.19       (1.55)      (4.41)
                                             --------      --------    -------    -------     -------     -------
Less distributions:
Distributions from realized gains                  --            --         --         --          --       (3.41)
Total distributions                                --            --         --         --          --       (3.41)
                                             --------      --------    -------    -------     -------     -------
Net asset value, end of period               $  19.55      $  17.47    $ 13.93    $ 11.68     $  9.49     $ 11.04
                                             ========      ========    =======    =======     =======     =======
TOTAL RETURN(a)                                 11.91%        25.41%     19.26%     23.08%     (14.04%)    (27.60%)
                                             --------      --------    -------    -------     -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $113,889      $127,970    $98,450    $42,711     $50,893     $48,089
                                             --------      --------    -------    -------     -------     -------
Ratios to average net assets:
Net investment loss                             (0.57%)       (0.14%)    (0.20%)    (0.26%)     (0.46%)     (0.57%)
Total expenses(b)                                1.72%         1.73%      1.79%      2.00%       1.85%       1.90%
Net expenses(d)                                  1.72%         1.73%      1.79%      2.00%       1.85%       1.90%
Expenses prior to custodian earnings
   credits and net of expense waivers            1.72%         1.73%      1.79%      2.00%       1.85%       1.90%
                                             --------      --------    -------    -------     -------     -------
Portfolio turnover rate                            28%           31%        25%        62%         36%         38%

                                             SIX MONTHS                          YEAR ENDED
                                                ENDED                          SEPTEMBER 30,
                                              MARCH 31,    -----------------------------------------------------
CLASS B                                        2006(j)     2005(i)    2004(h)      2003     2002(e, g)    2001
-------                                     ------------   -------    -------    -------    ----------   -------
PER SHARE DATA
Net asset value, beginning of period          $ 16.12      $ 12.93    $ 10.93    $  8.89     $ 10.38     $ 18.00
                                              -------      -------    -------    -------     -------     -------
Income (loss) from investment operations:
Net investment loss(c)                          (0.03)       (0.12)     (0.13)     (0.04)      (0.10)      (0.14)
Net gain (loss) on securities
   (realized and unrealized)                     1.97         3.31       2.13       2.08       (1.39)      (4.07)
                                              -------      -------    -------    -------     -------     -------
Total from investment operations                 1.94         3.19       2.00       2.04       (1.49)      (4.21)
                                              -------      -------    -------    -------     -------     -------
Less distributions:

Distributions from realized gains                  --           --         --         --          --       (3.41)
                                              -------      -------    -------    -------     -------     -------
Total distributions                                --           --         --         --          --       (3.41)
                                              -------      -------    -------    -------     -------     -------
Net asset value, end of period                $ 18.06      $ 16.12    $ 12.93    $ 10.93     $  8.89     $ 10.38
                                              =======      =======    =======    =======     =======     =======
TOTAL RETURN(a)                                 12.04%       24.67%     18.30%     22.95%     (14.35%)    (27.86%)
                                              -------      -------    -------    -------     -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $30,925      $28,999    $28,360    $16,461     $19,021     $23,533
                                              -------      -------    -------    -------     -------     -------
Ratios to average net assets:
Net investment loss                             (0.30%)      (0.80%)    (1.00%)    (0.42%)     (0.89%)     (1.07%)
Total expenses(b)                                1.48%        2.38%      2.54%      2.18%       2.28%       2.39%
Net expenses(d)                                  1.48%        2.38%      2.54%      2.18%       2.28%       2.39%
Expenses prior to custodian earnings
   credits and net of expense waivers            1.48%        2.38%      2.54%      2.18%       2.28%       2.39%
                                              -------      -------    -------    -------     -------     -------
Portfolio turnover rate                            28%          31%        25%        62%         36%         38%


                                       43                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                                 GLOBAL SERIES

                                                SIX                              YEAR ENDED
                                            MONTHS ENDED                       SEPTEMBER 30,
                                              MARCH 31,    -----------------------------------------------------
CLASS C                                        2006(j)      2005    2004(h)    2003      2002(e, f, g)     2001
-------                                     ------------   ------   -------   ------    --------------   -------
PER SHARE DATA
Net asset value, beginning of period          $ 16.46      $13.22   $11.17    $ 9.14       $ 10.72       $ 18.55
                                              -------      ------   ------    ------       -------       -------
Income (loss) from investment operations:
Net investment loss(c)                          (0.11)      (0.13)   (0.13)    (0.09)        (0.15)        (0.21)
Net gain (loss) on securities
   (realized and unrealized)                     2.00        3.37     2.18      2.12         (1.43)        (4.21)
                                              -------      ------   ------    ------       -------       -------
Total from investment operations                 1.89        3.24     2.05      2.03         (1.58)        (4.42)
                                              -------      ------   ------    ------       -------       -------
Less distributions:
Distributions from realized gains                  --          --       --        --            --         (3.41)
                                              -------      ------   ------    ------       -------       -------
Total distributions                                --          --       --        --            --         (3.41)
                                              -------      ------   ------    ------       -------       -------
Net asset value, end of period                $ 18.35      $16.46   $13.22    $11.17       $  9.14       $ 10.72
                                              =======      ======   ======    ======       =======       =======
TOTAL RETURN(a)                                 11.48%      24.51%   18.35%    22.21%       (14.74%)      (28.20%)
                                              -------      ------   ------    ------       -------       -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $10,202      $8,841   $7,557    $5,326       $ 4,076       $ 3,569
                                              -------      ------   ------    ------       -------       -------
Ratios to average net assets:
Net investment loss                             (1.29%)     (0.90%)  (1.02%)   (0.96%)       (1.33%)       (1.57%)
Total expenses(b)                                2.48%       2.48%    2.54%     2.77%         2.74%         2.91%
Net expenses(d)                                  2.48%       2.48%    2.54%     2.77%         2.74%         2.91%
Expenses prior to custodian earnings
   credits and net of expense waivers            2.48%       2.48%    2.54%     2.77%         2.74%         2.91%
                                              -------      ------   ------    ------       -------       -------
Portfolio turnover rate                            28%         31%      25%       62%           36%           38%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment loss was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(e) As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended September 30, 2002, was to increase net investment income per share by less than 1/2 of a cent, decrease net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.06% to 0.07%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(f) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(g) Effective May 1, 2002 the fee structure for Global Series changed. Per share information reflects this change.

(h) The financial highlights for the Global Series exclude the historical financial highlights of the International Series Class A, B and C shares. The assets of the International Series were acquired by the Global Series on October 3, 2003.

(i) Effective August 25, 2005, Class B shares ceased charging 12b-1 fees in accordance with the NASD sales cap regulations. Per share information reflects this change. This fee may be reinstated at any time.

(j) Unaudited figures for the six months ended March 31, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       44                See accompanying notes.

                              SECURITY EQUITY FUND

                            Large Cap Growth Series

                          (SECUIRTY BENEFIT(SM) (LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY EQUITY FUND
Performance Summary                                      LARGE CAP GROWTH SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

LARGE CAP GROWTH SERIES VS.
RUSSELL 1000 GROWTH INDEX

                               (PERFORMANCE GRAPH)

LARGE CAP GROWTH SERIES

  5/1/00   9,425.00
 6/30/00   9,641.78
 9/30/00   9,151.68
12/31/00   7,558.85
 3/31/01   6,314.75
 6/30/01   6,767.15
 9/30/01   5,655.00
12/31/01   6,380.73
 3/31/02   6,163.95
 6/30/02   5,023.53
 9/30/02   4,335.50
12/31/02   4,646.53
 3/31/03   4,618.25
 6/30/03   5,221.45
 9/30/03   5,296.85
12/31/03   5,739.83
 3/31/04   5,739.83
 6/30/04   5,824.65
 9/30/04   5,523.05
12/31/04   5,890.63
 3/31/05   5,541.90
 6/30/05   5,655.00
 9/30/05   5,805.80
12/31/05   6,022.58
 3/31/06   6,239.35

RUSSELL 1000 GROWTH INDEX

INCEPTION  5/01/00   10,000.00
          06/30/00   10,215.80
          09/30/00    9,665.85
          12/31/00    7,603.20
         3/31/2001    6,014.12
         6/30/2001    6,520.45
         9/30/2001    5,254.83
        12/31/2001    6,050.69
         3/31/2002    5,894.05
         6/30/2002    4,793.50
         9/30/2002    4,072.29
        12/31/2002    4,363.25
         3/31/2003    4,316.46
         6/30/2003    4,933.91
         9/30/2003    5,127.23
        12/31/2003    5,661.58
         3/31/2004    5,705.90
         6/30/2004    5,816.42
         9/30/2004    5,512.78
        12/31/2004    6,018.40
         3/31/2005    5,772.65
         6/30/2005    5,915.09
         9/30/2005    6,152.47
        12/31/2005    6,335.69
         3/31/2006    6,532.15

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Large Cap Growth Series on May 1, 2000 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Growth Index is an unmanaged capitalization-weighted index which includes stocks incorporated in the United States and its territories and measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   13.51%
Consumer Staples                          8.43
Energy                                    5.89
Financials                               10.67
Health Care                              16.13
Industrials                              23.75
Information Technology                   19.04
Exchange Traded Funds                     1.93
Cash & other assets, less liabilities     0.65
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-06        1 YEAR   5 YEARS   SINCE INCEPTION
---------------------        ------   -------   ---------------
A Shares                     12.59%   (0.24%)   (6.73%) (5-1-00)
A Shares with sales charge    6.09%   (1.42%)   (7.66%) (5-1-00)
B Shares                     11.88%   (0.98%)   (7.49%) (5-1-00)
B Shares with CDSC            6.88%   (1.38%)   (7.49%) (5-1-00)
C Shares                     11.82%   (0.95%)   (7.41%) (5-1-00)
C Shares with CDSC           10.82%   (0.95%)   (7.41%) (5-1-00)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers and/or reimbursements reduced expenses of the Series and in the absence of such waiver, the performance quoted would be reduced.


                                       46                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                      LARGE CAP GROWTH SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 - March 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                        BEGINNING         ENDING      EXPENSES PAID
                      ACCOUNT VALUE   ACCOUNT VALUE       DURING
                         10-01-05      03-31-06(1)      PERIOD(2)
                      -------------   -------------   -------------
Large Cap Growth
   Series - Class A
   Actual               $1,000.00       $1,074.70         $ 9.62
   Hypothetical          1,000.00        1,015.66           9.35
Large Cap Growth
   Series - Class B
   Actual                1,000.00        1,069.50          13.47
   Hypothetical          1,000.00        1,011.92          13.09
Large Cap Growth
   Series - Class C
   Actual                1,000.00        1,071.00          13.48
   Hypothetical          1,000.00        1,011.92          13.09

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2005 to March 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2005 to March 31, 2006 was 7.47%, 6.95% and 7.10%, for
     Class A, B and C shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.86%, 2.61% and 2.61% for Class A, B and C shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                  LARGE CAP GROWTH SERIES
March 31, 2006                                                       (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS - 99.3%

AEROSPACE & DEFENSE - 6.3%
General Dynamics Corporation                                7,200    $   460,656
United Technologies Corporation                             9,200        533,324
                                                                     -----------
                                                                         993,980
                                                                     -----------
AIR FREIGHT & LOGISTICS - 3.8%
FedEx Corporation                                           5,400        609,876
                                                                     -----------
BIOTECHNOLOGY - 3.4%
Amgen, Inc.*                                                7,400        538,350
                                                                     -----------
BROADCASTING & CABLE TV - 3.3%
CBS Corporation (Cl.B)*                                     7,100        170,258
Univision Communications, Inc.*                            10,100        348,147
                                                                     -----------
                                                                         518,405
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 6.6%
3Com Corporation*                                          35,000        179,200
ADC Telecommunications, Inc.*                              14,157        362,281
Cisco Systems, Inc.*                                       23,600        511,412
                                                                     -----------
                                                                       1,052,893
                                                                     -----------
CONSUMER FINANCE - 2.3%
American Express Company                                    6,800        357,340
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 3.8%
First Data Corporation                                     12,800        599,296
                                                                     -----------
DRUG RETAIL - 3.9%
CVS Corporation                                            20,600        615,322
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.8%
Power-One, Inc.*                                           61,100        439,920
                                                                     -----------
EXCHANGE TRADED FUNDS - 1.9%
iShares Russell 1000 Growth Index Fund                      5,800        305,428
                                                                     -----------
GENERAL MERCHANDISE STORES - 0.8%
Target Corporation                                          2,500        130,025
                                                                     -----------
HEALTH CARE EQUIPMENT - 6.8%
Medtronic, Inc.                                            10,300        522,725
Zimmer Holdings, Inc.*                                      8,200        554,320
                                                                     -----------
                                                                       1,077,045
                                                                     -----------
HEALTH CARE SERVICES - 3.3%
Covance, Inc.*                                              8,900        522,875
                                                                     -----------
HOME IMPROVEMENT RETAIL - 3.9%
Home Depot, Inc.                                           14,700        621,810
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 3.8%
Carnival Corporation                                       12,600        596,862
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 3.1%
Wal-Mart Stores, Inc.                                      10,500        496,020
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 4.3%
General Electric Company                                   19,600        681,688
                                                                     -----------
MOVIES & ENTERTAINMENT - 1.7%
Viacom, Inc. (Cl.B)*                                        7,100    $   275,480
                                                                     -----------
MULTI-LINE INSURANCE - 4.3%
American International Group, Inc.                         10,400        687,336
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 2.9%
BJ Services Company                                        13,200        456,720
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 3.0%
Williams Companies, Inc.                                   22,300        476,997
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 4.1%
Citigroup, Inc.                                             6,400        302,336
First Marblehead Corporation                                8,000        346,000
                                                                     -----------
                                                                         648,336
                                                                     -----------
PHARMACEUTICALS - 2.7%
Johnson & Johnson                                           7,100        420,462
                                                                     -----------
SEMICONDUCTORS - 4.4%
Analog Devices, Inc.                                        6,700        256,543
Applied Micro Circuits Corporation*                        47,200        192,104
Intel Corporation                                          12,900        249,615
                                                                     -----------
                                                                         698,262
                                                                     -----------
SOFT DRINKS - 1.4%
PepsiCo, Inc.                                               3,900        225,381
                                                                     -----------
SYSTEMS SOFTWARE - 4.2%
Microsoft Corporation                                      24,600        669,366
                                                                     -----------
TRADING COMPANIES & DISTRIBUTORS - 3.1%
W.W. Grainger, Inc.                                         6,600        497,310
                                                                     -----------
TRUCKING - 3.4%
J.B. Hunt Transport Services, Inc.                         25,300        544,962
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $13,946,487)                                                 15,757,747
                                                                     -----------
TOTAL INVESTMENTS - 99.3%
   (cost $13,946,487)                                                 15,757,747
CASH & OTHER ASSETS, LESS LIABILITIES - 0.7%                             103,434
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $15,861,181
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $14,022,639.

*    Non-income producing security


                                       48                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         LARGE CAP GROWTH SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments, at value(1) ........................................   $15,757,747
Cash ............................................................        87,695
Receivables:
   Fund shares sold .............................................        58,813
   Dividends ....................................................         9,655
Prepaid expenses ................................................        16,530
                                                                    -----------
Total assets ....................................................    15,930,440
                                                                    -----------
LIABILITIES:
Payable for:
   Fund shares redeemed .........................................         7,425
   Management fees ..............................................        13,470
   Custodian fees ...............................................            21
   Transfer agent and administration fees .......................         5,118
   Professional fees ............................................         6,262
   12b-1 distribution plan fees .................................        36,866
   Director's fees ..............................................            97
                                                                    -----------
Total liabilities ...............................................        69,259
                                                                    -----------
NET ASSETS ......................................................   $15,861,181
                                                                    ===========
NET ASSETS CONSIST OF:
Paid in capital .................................................   $16,182,815
Accumulated net investment loss .................................       (86,057)
Accumulated net realized loss on sale of investments ............    (2,046,837)
Net unrealized appreciation in value of investments .............     1,811,260
                                                                    -----------
Net assets ......................................................   $15,861,181
                                                                    ===========
CLASS A:
Capital shares outstanding (unlimited number of shares
   authorized) ..................................................     1,387,563
Net assets ......................................................   $ 9,187,415
Net asset value and redemption price per share ..................   $      6.62
                                                                    ===========
Maximum offering price per share (net asset value divided
   by 94.25%) ...................................................   $      7.02
                                                                    ===========
CLASS B:
Capital shares outstanding (unlimited number of shares
   authorized) ..................................................       433,647
Net assets ......................................................   $ 2,736,507
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge) ......................................................   $      6.31
                                                                    ===========
CLASS C:
Capital shares outstanding (unlimited number of shares
   authorized) ..................................................       621,170
Net assets ......................................................   $ 3,937,259
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge) ......................................................   $      6.34
                                                                    ===========
(1) Investments, at cost ........................................   $13,946,487

Statement of Operations
For the Six Months Ended March 31, 2006

INVESTMENT INCOME:
   Dividends .....................................................   $   76,662
   Interest ......................................................       11,954
                                                                     ----------
   Total investment income .......................................       88,616
                                                                     ----------
EXPENSES:
   Management fees ...............................................       80,121
   Transfer agent/maintenance fees ...............................       29,431
   Administration fees ...........................................       12,906
   Custodian fees ................................................        1,602
   Directors' fees ...............................................          223
   Professional fees .............................................        8,019
   Reports to shareholders .......................................        1,708
   Registration fees .............................................       16,206
   Other expenses ................................................          837
   12b-1 distribution plan fees - Class A ........................       11,631
   12b-1 distribution plan fees - Class B ........................       13,960
   12b-1 distribution plan fees - Class C ........................       19,639
                                                                     ----------
   Total expenses ................................................      196,283
   Less: Expenses waived .........................................      (20,030)
         Earnings credits ........................................       (1,580)
                                                                     ----------
   Net expenses ..................................................      174,673
                                                                     ----------
   Net investment loss ...........................................      (86,057)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ...................................................      341,685
                                                                     ----------
   Net realized gain .............................................      341,685
                                                                     ----------
Net unrealized appreciation during the period on:
   Investments ...................................................      873,217
                                                                     ----------
   Net unrealized appreciation ...................................      873,217
                                                                     ----------
   Net realized and unrealized gain ..............................    1,214,902
                                                                     ----------
   Net increase in net assets resulting from operations ..........   $1,128,845
                                                                     ==========


                                       49                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                       LARGE CAP GROWTH SERIES

                                                                      SIX MONTHS
                                                                        ENDED
                                                                      MARCH 31,      YEAR ENDED
                                                                         2006      SEPTEMBER 30,
                                                                     (unaudited)        2005
                                                                     -----------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ...........................................   $   (86,057)   $  (152,601)
   Net realized gain during the period on investments ............       341,685        292,724
   Net change in unrealized appreciation during the period on
      investments ................................................       873,217        499,904
                                                                     -----------    -----------
   Net increase in net assets resulting from operations ..........     1,128,845        640,027
                                                                     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A ....................................................     3,146,368      5,885,757
      Class B ....................................................       304,009        943,562
      Class C ....................................................     1,356,775        935,616
   Cost of shares redeemed
      Class A ....................................................    (2,885,574)    (9,484,442)
      Class B ....................................................      (409,383)    (1,955,914)
      Class C ....................................................      (840,981)    (1,005,819)
                                                                     -----------    -----------
   Net increase (decrease) from capital share transactions .......       671,214     (4,681,240)
                                                                     -----------    -----------
   Net increase (decrease) in net assets .........................     1,800,059     (4,041,213)
                                                                     -----------    -----------
NET ASSETS:
   Beginning of period ...........................................    14,061,122     18,102,335
                                                                     -----------    -----------
   End of period .................................................   $15,861,181    $14,061,122
                                                                     ===========    ===========
   Accumulated net investment loss at end of period ..............   $   (86,057)   $        --
                                                                     ===========    ===========
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A ....................................................       494,723        973,824
      Class B ....................................................        49,820        162,302
      Class C ....................................................       224,704        160,117
   Shares redeemed
      Class A ....................................................      (447,649)    (1,588,369)
      Class B ....................................................       (66,288)      (342,470)
      Class C ....................................................      (134,957)      (173,001)


                                       50                See accompanying notes.

Financial Highlights
Selected data for each share of capital                     SECURITY EQUITY FUND
stock outstanding throughout each period                 LARGE CAP GROWTH SERIES

                                              SIX MONTHS                 YEAR ENDED SEPTEMBER 30,
                                           ENDED MARCH 31,  --------------------------------------------------
CLASS A                                        2006(f)       2005       2004       2003       2002       2001
-------                                    ---------------  ------    -------    -------    -------    -------
PER SHARE DATA
Net asset value, beginning of period            $ 6.16      $ 5.86    $  5.62    $  4.60    $  6.00    $  9.71
                                                ------      ------    -------    -------    -------    -------
Income (loss) from investment operations:
Net investment loss(c)                           (0.02)      (0.05)     (0.05)     (0.04)     (0.05)     (0.08)
Net gain (loss) on securities (realized
   and unrealized)                                0.48        0.35       0.29       1.06      (1.35)     (3.63)
                                                ------      ------    -------    -------    -------    -------
Total from investment operations                  0.46        0.30       0.24       1.02      (1.40)     (3.71)
                                                ------      ------    -------    -------    -------    -------
Net asset value, end of period                  $ 6.62      $ 6.16    $  5.86    $  5.62    $  4.60    $  6.00
                                                ======      ======    =======    =======    =======    =======
TOTAL RETURN(a)                                   7.47%       5.12%      4.27%     22.17%    (23.33%)   (38.21%)
                                                ------      ------    -------    -------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $9,187      $8,261    $11,455    $16,179    $ 9,243    $ 2,436
                                                ------      ------    -------    -------    -------    -------
Ratios to average net assets:
Net investment loss                              (0.76%)     (0.76%)    (0.81%)    (0.71%)    (1.00%)    (1.10%)
Total expenses(b)                                 2.13%       2.57%      2.00%      1.83%      1.99%      2.15%
Net expenses(d)                                   1.86%       2.25%      1.83%      1.83%      1.99%      1.99%
Expenses prior to custodian earnings
   credits and net of expense waivers             1.88%       2.26%      1.84%      1.83%      1.99%      2.00%
                                                ------      ------    -------    -------    -------    -------
Portfolio turnover rate                             34%         59%        44%        39%        12%         6%

                                              SIX MONTHS                YEAR ENDED SEPTEMBER 30,
                                           ENDED MARCH 31,  ------------------------------------------------
CLASS B                                        2006(f)       2005      2004      2003       2002       2001
-------                                    ---------------  ------    ------    ------    -------    -------
PER SHARE DATA
Net asset value, beginning of period           $ 5.89       $ 5.65    $ 5.45    $ 4.50    $  5.92    $  9.65
                                               ------       ------    ------    ------    -------    -------
Income (loss) from investment operations:
Net investment loss(c)                          (0.05)       (0.09)    (0.09)    (0.07)     (0.11)     (0.14)
Net gain (loss) on securities (realized
   and unrealized)                               0.47         0.33      0.29      1.02      (1.31)     (3.59)
                                               ------       ------    ------    ------    -------    -------
Total from investment operations                 0.42         0.24      0.20      0.95      (1.42)     (3.73)
                                               ------       ------    ------    ------    -------    -------
Net asset value, end of period                 $ 6.31       $ 5.89    $ 5.65    $ 5.45    $  4.50    $  5.92
                                               ======       ======    ======    ======    =======    =======
TOTAL RETURN(a)                                  6.95%        4.25%     3.67%    21.11%    (23.99%)   (38.65%)
                                               ------       ------    ------    ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)       $2,737       $2,653    $3,559    $6,557    $ 1,949    $ 1,955
                                               ------       ------    ------    ------    -------    -------
Ratios to average net assets:
Net investment loss                             (1.51%)      (1.45%)   (1.55%)   (1.49%)    (1.88%)    (1.85%)
Total expenses(b)                                2.88%        3.32%     2.72%     2.59%      2.82%      2.92%
Net expenses(d)                                  2.61%        3.00%     2.56%     2.59%      2.82%      2.75%
Expenses prior to custodian earnings
   credits and net of expense waivers            2.63%        3.01%     2.56%     2.59%      2.82%      2.75%
                                               ------       ------    ------    ------    -------    -------
Portfolio turnover rate                            34%          59%       44%       39%        12%         6%


                                       51                See accompanying notes.

Financial Highlights
Selected data for each share of capital                     SECURITY EQUITY FUND
stock outstanding throughout each period                 LARGE CAP GROWTH SERIES

                                              SIX MONTHS                YEAR ENDED SEPTEMBER 30,
                                           ENDED MARCH 31,  ------------------------------------------------
CLASS C                                        2006(f)       2005       2004      2003    2002(e)      2001
-------                                    ---------------  ------    -------   -------   -------    -------
PER SHARE DATA
Net asset value, beginning of period            $ 5.92      $ 5.67    $ 5.48    $ 4.52    $  5.93    $  9.65
                                                ------      ------    ------    ------    -------    -------
Income (loss) from investment operations:
Net investment loss(c)                           (0.05)      (0.09)    (0.09)    (0.07)     (0.11)     (0.13)
Net gain (loss) on securities (realized
   and unrealized)                                0.47        0.34      0.28      1.03      (1.30)     (3.59)
                                                ------      ------    ------    ------    -------    -------
Total from investment operations                  0.42        0.25      0.19      0.96      (1.41)     (3.72)
                                                ------      ------    ------    ------    -------    -------
Net asset value, end of period                  $ 6.34      $ 5.92    $ 5.67    $ 5.48    $  4.52    $  5.93
                                                ======      ======    ======    ======    =======    =======
TOTAL RETURN(a)                                   7.10%       4.41%     3.47%    21.24%    (23.78%)   (38.55%)
                                                ------      ------    ------    ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)        $3,937      $3,147    $3,088    $3,432    $ 2,547    $ 2,577
                                                ------      ------    ------    ------    -------    -------
Ratios to average net assets:
Net investment loss                              (1.51%)     (1.52%)   (1.58%)   (1.44%)    (1.88%)    (1.85%)
Total expenses(b)                                 2.88%       3.32%     2.77%     2.58%      2.82%      2.92%
Net expenses(d)                                   2.61%       3.00%     2.61%     2.58%      2.82%      2.75%
Expenses prior to custodian earnings
   credits and net of expense waivers             2.63%       3.01%     2.61%     2.58%      2.82%      2.75%
                                                ------      ------    ------    ------    -------    -------
Portfolio turnover rate                             34%         59%       44%       39%        12%         6%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment loss was computed using average shares outstanding throughout the period.

(d) Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(e) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(f) Unaudited figures for the six months ended March 31, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       52                See accompanying notes.

                              SECURITY EQUITY FUND

                              Mid Cap Value Series

                           (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY EQUITY FUND
Performance Summary                                         MID CAP VALUE SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

MID CAP VALUE SERIES VS.
RUSSELL 2500 VALUE INDEX

                               (PERFORMANCE GRAPH)

MID CAP VALUE SERIES

  5/1/97    9,425.00
 6/30/97   10,386.35
 9/30/97   12,205.38
12/31/97   12,202.14
 3/31/98   13,982.63
 6/30/98   13,914.89
 9/30/98   11,679.61
12/31/98   14,172.02
 3/31/99   13,968.04
 6/30/99   16,872.38
 9/30/99   16,124.44
12/31/99   17,264.05
 3/31/00   19,149.61
 6/30/00   18,997.55
 9/30/00   21,035.18
12/31/00   21,872.54
 3/31/01   22,618.32
 6/30/01   24,688.70
 9/30/01   20,080.44
12/31/01   24,341.98
 3/31/02   26,771.65
 6/30/02   24,635.80
 9/30/02   19,098.39
12/31/02   20,725.71
 3/31/03   20,228.48
 6/30/03   25,731.98
 9/30/03   27,664.42
12/31/03   31,467.96
 3/31/04   33,864.00
 6/30/04   34,753.95
 9/30/04   34,742.54
12/31/04   39,907.19
 3/31/05   39,821.68
 6/30/05   40,921.05
 9/30/05   44,390.18
12/31/05   46,184.87
 3/31/06   51,316.52

RUSSELL 2500 VALUE INDEX

INCEPTION 5/01/97   10,000.00
        6/30/1997   11,200.83
        9/30/1997   12,594.49
       12/31/1997   12,952.70
        3/31/1998   14,188.46
        6/30/1998   13,681.09
        9/30/1998   11,427.77
       12/31/1998   12,705.04
        3/31/1999   11,687.40
        6/30/1999   13,558.89
        9/30/1999   12,386.34
       12/31/1999   12,892.04
        3/31/2000   13,494.60
        6/30/2000   13,413.75
        9/30/2000   14,336.43
       12/31/2000   15,571.76
        3/31/2001   15,264.14
        6/30/2001   16,787.57
        9/30/2001   14,698.15
       12/31/2001   17,088.66
        3/31/2002   18,542.23
        6/30/2002   17,895.20
        9/30/2002   14,608.72
       12/31/2002   15,401.82
        3/31/2003   14,666.86
        6/30/2003   17,788.08
        9/30/2003   19,169.13
       12/31/2003   22,319.49
        3/31/2004   23,698.49
        6/30/2004   23,817.52
        9/30/2004   23,877.08
       12/31/2004   27,134.02
        3/31/2005   26,556.13
        6/30/2005   27,969.20
        9/30/2005   28,963.85
       12/31/2005   29,232.64
        3/31/2006   32,291.66

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Mid Cap Value Series on May 1, 1997 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2500 Value Index is an unmanaged index that measures the performance of securities of small-to-mid cap U.S. companies with greater-than-average value orientation.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-06        1 YEAR   5 YEARS    SINCE INCEPTION
---------------------        ------   -------   -----------------
A Shares                     28.87%    17.80%    20.93% (5-1-97)
A Shares with sales charge   21.45%    16.42%    20.13% (5-1-97)
B Shares                     27.93%    16.85%    19.85% (5-1-97)
B Shares with CDSC           22.93%    16.63%    19.85% (5-1-97)
C Shares                     27.91%    16.87%    18.69% (1-29-99)
C Shares with CDSC           26.91%    16.87%    18.69% (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary            4.44%
Consumer Staples                  8.15
Energy                            9.24
Financials                       14.40
Health Care                       3.02
Industrials                      23.82
Information Technology           14.51
Materials                         6.01
Telecommunication Services        0.73
Utilities                         6.48
Exchange Traded Funds             2.57
Convertible Bond                  0.34
Commercial Paper                  2.04
Asset Backed Commercial Paper     2.17
Warrants                          0.05
Repurchase Agreement              2.40
Liabilities, less cash &
   other assets                  (0.37)
                                ------
Total net assets                100.00%
                                ======


                                       54                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                         MID CAP VALUE SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 - March 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                        BEGINNING         ENDING      EXPENSES PAID
                      ACCOUNT VALUE   ACCOUNT VALUE       DURING
                         10-01-05      03-31-06(1)      PERIOD(2)
                      -------------   -------------   -------------
Mid Cap Value
   Series - Class A
   Actual               $1,000.00       $1,156.00         $ 7.31
   Hypothetical          1,000.00        1,018.15           6.84

Mid Cap Value
   Series - Class B
   Actual                1,000.00        1,151.80          11.32
   Hypothetical          1,000.00        1,014.41          10.60

Mid Cap Value
   Series - Class C
   Actual                1,000.00        1,152.10          11.32
   Hypothetical          1,000.00        1,014.41          10.60

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2005 to March 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2005 to March 31, 2006 was 15.60%, 15.18% and 15.21%, for
     Class A, B and C shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.36%, 2.11% and 2.11% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                     MID CAP VALUE SERIES
March 31, 2006                                                       (unaudited)

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
CONVERTIBLE BOND - 0.3%

PHARMACEUTICALS - 0.3%
Ligand Pharmaceuticals, Inc., 6.00% - 2007             $1,250,000   $  2,614,063
                                                                    ------------
TOTAL CONVERTIBLE BOND
   (cost $1,250,000)                                                   2,614,063
                                                                    ------------
PREFERRED STOCKS - 0.2%

DIVERSIFIED METALS & MINING - 0.1%
Arch Coal, Inc.                                             4,600        842,375
                                                                    ------------
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation PIPE(2, 3, 4, 5, 6)            1,745,000        791,532
                                                                    ------------
TOTAL PREFERRED STOCKS
   (cost $1,876,500)                                                   1,633,907
                                                                    ------------
COMMON STOCKS - 93.2%

AEROSPACE & DEFENSE - 2.0%
Curtiss-Wright Corporation                                 80,000      5,296,000
Orbital Sciences Corporation*                             627,500      9,927,050
                                                                    ------------
                                                                      15,223,050
                                                                    ------------
AGRICULTURAL PRODUCTS - 2.9%
Archer-Daniels-Midland Company(1)                         420,000     14,133,000
Corn Products International, Inc.                         255,000      7,540,350
                                                                    ------------
                                                                      21,673,350
                                                                    ------------
AIR FREIGHT & LOGISTICS - 0.1%
AirNet Systems, Inc.*                                     168,000        586,320
Stonepath Group, Inc.*                                    480,000        374,400
                                                                    ------------
                                                                         960,720
                                                                    ------------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.5%
Kellwood Company                                          117,600      3,691,464
                                                                    ------------
APPLICATION SOFTWARE - 0.9%
Epiq Systems, Inc.*                                       200,500      3,809,500
Plato Learning, Inc.*                                     285,000      2,704,650
                                                                    ------------
                                                                       6,514,150
                                                                    ------------
COAL & CONSUMABLE FUELS - 3.0%
Arch Coal, Inc.                                           198,000     15,036,120
Consol Energy, Inc.                                        65,000      4,820,400
Hydrogen Corporation*(4, 6)                               547,442      3,065,675
                                                                    ------------
                                                                      22,922,195
                                                                    ------------
COMMUNICATIONS EQUIPMENT - 3.3%
3Com Corporation*                                       3,200,000     16,384,000
Dycom Industries, Inc.*                                   220,000      4,675,000
Oplink Communications, Inc.*                              228,571      3,963,421
                                                                    ------------
                                                                      25,022,421
                                                                    ------------
COMPUTER & ELECTRONICS RETAIL - 1.3%
RadioShack Corporation                                    530,000     10,191,900
                                                                    ------------
COMPUTER STORAGE & PERIPHERALS - 1.2%
Hutchinson Technology, Inc.*                              300,000      9,051,000
                                                                    ------------

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

CONSTRUCTION & ENGINEERING - 13.5%
Granite Construction, Inc.(1)                              84,900   $  4,132,932
Insituform Technologies, Inc.*                            239,600      6,373,360
MasTec, Inc.*                                             774,900     10,980,333
McDermott International, Inc.*(1)                         515,000     28,041,750
Quanta Services, Inc.*                                  1,050,000     16,821,000
Shaw Group, Inc.*(1)                                    1,190,000     36,176,000
                                                                    ------------
                                                                     102,525,375
                                                                    ------------
CONSUMER FINANCE - 0.7%
PHH Corporation*                                          199,000      5,313,300
                                                                    ------------
DATA PROCESSING & OUTSOURCED SERVICES - 1.9%
Computer Sciences Corporation*(1)                         260,000     14,443,000
                                                                    ------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -
   1.4%
FTI Consulting, Inc.*                                     374,000     10,670,220
                                                                    ------------
DIVERSIFIED METALS & MINING - 2.5%
Inco, Ltd.*(1)                                            240,000     11,973,600
Usec, Inc.                                                580,000      6,989,000
                                                                    ------------
                                                                      18,962,600
                                                                    ------------
ELECTRIC UTILITIES - 6.1%
Cinergy Corporation(1)                                    130,000      5,903,300
Great Plains Energy, Inc.                                 360,000     10,134,000
KFx, Inc.*                                              1,645,000     29,939,000
Westar Energy, Inc.                                         1,400         29,134
                                                                    ------------
                                                                      46,005,434
                                                                    ------------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.6%
Electric City Corporation*(4)                           1,518,000        971,520
Power-One, Inc.*                                        1,556,900     11,209,680
                                                                    ------------
                                                                      12,181,200
                                                                    ------------
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.1%
Maxwell Technologies, Inc.*                               564,000     11,003,640
Merix Corporation*                                        828,600     10,191,780
Powell Industries, Inc.*                                  117,300      2,554,794
                                                                    ------------
                                                                      23,750,214
                                                                    ------------
EXCHANGE TRADED FUNDS - 2.6%
iShares Russell 2000 Value Index Fund                      57,000      4,255,050
iShares S&P MidCap 400/Barra Value Index Fund             199,500     15,291,675
                                                                    ------------
                                                                      19,546,725
                                                                    ------------
GAS UTILITIES - 0.4%
Southern Union Company*                                   130,000      3,227,900
                                                                    ------------
HEALTH CARE EQUIPMENT - 0.5%
HealthTronics, Inc.*                                      430,000      3,556,100
                                                                    ------------
HEALTH CARE FACILITIES - 2.1%
Community Health Systems, Inc.*(1)                        130,000      4,699,500
Triad Hospitals, Inc.*(1)                                 155,000      6,494,500
Universal Health Services, Inc. (Cl.B.)(1)                100,000      5,079,000
                                                                    ------------
                                                                      16,273,000
                                                                    ------------


                                       56                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                     MID CAP VALUE SERIES
March 31, 2006                                                       (unaudited)

                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

HEALTH CARE SERVICES - 0.4%
Hooper Holmes, Inc.                                     1,076,900   $  3,112,241
                                                                    ------------
HOUSEWARES & SPECIALTIES - 0.3%
Newell Rubbermaid, Inc.                                    82,000      2,065,580
                                                                    ------------
INDUSTRIAL CONGLOMERATES - 0.7%
Alleghany Corporation*                                     17,136      4,960,872
                                                                    ------------
INDUSTRIAL MACHINERY - 0.4%
Quixote Corporation                                       123,300      3,051,675
                                                                    ------------
INSURANCE BROKERS - 0.2%
Hub International, Ltd.                                    64,000      1,793,280
                                                                    ------------
INTEGRATED OIL & GAS - 1.6%
Murphy Oil Corporation                                    247,000     12,305,540
                                                                    ------------
INTEGRATED TELECOMMUNICATION SERVICES - 0.4%
Global Crossing, Ltd.*                                    101,900      2,700,350
                                                                    ------------
IT CONSULTING & OTHER SERVICES - 0.3%
Keane, Inc.*(1)                                           154,000      2,425,500
                                                                    ------------
LIFE & HEALTH INSURANCE - 0.6%
KMG America Corporation*                                  549,000      4,699,440
                                                                    ------------
MARINE - 1.4%
Double Hull Tankers, Inc.                                 578,700      7,667,775
Frontline, Ltd.                                            87,000      2,913,630
                                                                    ------------
                                                                      10,581,405
                                                                    ------------
MULTI-LINE INSURANCE - 0.8%
American Financial Group, Inc.(1)                         155,000      6,449,550
                                                                    ------------
OIL & GAS EQUIPMENT & SERVICES - 1.2%
Key Energy Services, Inc.*                                620,000      9,448,800
                                                                    ------------
OIL & GAS EXPLORATION & PRODUCTION - 0.6%
Newfield Exploration Company*                             110,800      4,642,520
                                                                    ------------
OIL & GAS STORAGE & TRANSPORTATION - 2.7%
Williams Companies, Inc.                                  976,000     20,876,640
                                                                    ------------
OTHER DIVERSIFIED FINANCIAL SERVICES - 1.7%
First Marblehead Corporation                              293,600     12,698,200
                                                                    ------------
PACKAGED FOODS & MEATS - 4.0%
Hain Celestial Group, Inc.*                               110,000      2,880,900
Hormel Foods Corporation(1)                               300,000     10,140,000
J.M. Smucker Company                                      260,000     10,322,000
Tyson Foods, Inc.                                         539,700      7,415,478
                                                                    ------------
                                                                      30,758,378
                                                                    ------------
PAPER PACKAGING - 2.4%
Bemis Company, Inc.                                       350,000     11,053,000
Sonoco Products Company                                   215,000      7,282,050
                                                                    ------------
                                                                      18,335,050
                                                                    ------------
PERSONAL PRODUCTS - 1.3%
Alberto-Culver Company                                     80,000      3,538,400
Playtex Products, Inc.*                                   572,800      5,997,216
                                                                    ------------
                                                                       9,535,616
                                                                    ------------
PROPERTY & CASUALTY INSURANCE - 4.1%
First American Corporation                                238,500   $  9,339,660
North Pointe Holdings Corporation*(4)                     259,300      3,241,250
United America Indemnity, Ltd. ADR*                       117,000      2,679,300
W.R. Berkley Corporation(1)                               270,000     15,676,200
                                                                    ------------
                                                                      30,936,410
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS - 3.5%
HomeBanc Corporation                                      508,000      4,465,320
MortgageIT Holdings, Inc.                                 960,700     10,404,381
Opteum, Inc.(4, 6)                                      1,400,000     11,984,000
                                                                    ------------
                                                                      26,853,701
                                                                    ------------
REGIONAL BANKS - 1.8%
Mercantile Bankshares Corporation                         127,000      4,883,150
Wilmington Trust Corporation                               97,900      4,243,965
Zions Bancorporation                                       53,000      4,384,690
                                                                    ------------
                                                                      13,511,805
                                                                    ------------
SEMICONDUCTOR EQUIPMENT - 1.8%
Ultratech, Inc.*                                          550,000     13,464,000
                                                                    ------------
SEMICONDUCTORS - 2.1%
Applied Micro Circuits Corporation*                       760,000      3,093,200
IXYS Corporation*                                         764,100      7,045,002
Stats ChipPAC, Ltd. ADR*                                  700,000      5,495,000
                                                                    ------------
                                                                      15,633,202
                                                                    ------------
SPECIALIZED CONSUMER SERVICES - 0.5%
Regis Corporation                                         105,850      3,649,708
                                                                    ------------
SPECIALTY CHEMICALS - 1.0%
H.B. Fuller Company(1)                                    100,000      5,134,000
Material Sciences Corporation*                             85,700      1,035,256
Minerals Technologies, Inc.                                23,000      1,343,430
                                                                    ------------
                                                                       7,512,686
                                                                    ------------
SPECIALTY STORES - 0.4%
Bombay Company, Inc.*                                     990,000      3,267,000
                                                                    ------------
THRIFTS & MORTGAGE FINANCE - 0.9%
BankAtlantic Bancorp, Inc.                                500,000      7,195,000
                                                                    ------------
TIRES & RUBBER - 1.4%
Bandag, Inc.                                              260,000     10,886,200
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS - 2.1%
United Rentals, Inc.*(1)                                  450,000     15,525,000
                                                                    ------------
TRUCKING - 0.6%
Werner Enterprises, Inc.                                  250,000      4,592,500
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICE - 0.4%
Wireless Facilities, Inc.*                                700,000      2,814,000
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $495,666,355)                                               707,987,167
                                                                    ------------
WARRANTS - 0.1%
Electric City Corporation, $0.40, 03-19-09(4, 5)          442,750        134,696
ThermoEnergy Corporation, $1.50, 07-14-08
   (3, 4, 5, 6)                                         1,745,000        228,770
                                                                    ------------
TOTAL WARRANTS
   (cost $862,064)                                                       363,466
                                                                    ------------


                                       57                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                     MID CAP VALUE SERIES
March 31, 2006                                                       (unaudited)

                                                       PRINCIPAL       MARKET
                                                         AMOUNT         VALUE
                                                      -----------   ------------
COMMERCIAL PAPER - 2.0%

AUTOMOTIVE - 0.2%
American Honda Finance,
   4.60%, 04-10-06                                    $ 1,550,000   $  1,548,218
                                                                    ------------
BANKING - 0.6%
Ing (U.S.) Funding LLC,
   4.69%, 04-19-06                                      1,000,000        997,655
UBS Finance (De) LLC:
   4.72%, 04-28-06                                      1,000,000        996,460
   4.77%, 05-01-06                                      1,950,000      1,942,249
Westpac Banking Corporation,
   4.73%, 04-17-06                                      1,000,000        997,898
                                                                    ------------
                                                                       4,934,262
                                                                    ------------
BROKERAGE - 0.8%
Goldman Sachs Group, Inc.,
   4.78%, 04-04-06                                      2,000,000      1,999,198
Merrill Lynch & Company, Inc.:
   4.68%, 04-03-06                                      1,000,000        999,738
   4.65%, 04-05-06                                      1,000,000        999,483
   4.69%, 04-11-06                                      1,000,000        998,697
   4.71%, 04-27-06                                      1,000,000        996,598
                                                                    ------------
                                                                       5,993,714
                                                                    ------------
ELECTRIC - 0.3%
Florida Power & Light Company:
   4.68%, 04-13-06                                      1,000,000        998,440
   4.72%, 04-24-06                                      1,000,000        996,985
                                                                    ------------
                                                                       1,995,425
                                                                    ------------
NON U.S. BANKING - 0.1%
Danske Corporation,
   4.62%, 04-04-06                                      1,000,000        999,615
                                                                    ------------
TOTAL COMMERCIAL PAPER (cost $15,471,234)                             15,471,234
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 2.2%

FINANCIAL COMPANIES - DIVERSIFIED - 0.2%

Amsterdam Funding Corporation,
   4.76%, 05-16-06                                      1,000,000        994,050
                                                                    ------------
FINANCIAL COMPANIES -
   MISCELLANEOUS RECEIVABLES - 0.9%
Falcon Asset Securitization Corporation:
   4.75%, 04-25-06                                      1,000,000        996,833
   4.75%, 04-26-06                                      1,000,000        996,701
Jupiter Securitization Corporation:
   4.60%, 04-03-06                                      1,000,000        999,745
   4.63%, 04-07-06                                      1,500,000      1,498,843
   4.65%, 04-10-06                                      1,000,000        998,838
   4.66%, 04-12-06                                      1,540,000      1,537,774
                                                                    ------------
                                                                       7,028,734
                                                                    ------------
FINANCIAL COMPANIES - SECURITIES - 0.4%

Asset One Securitization:
   4.69%, 04-06-06                                    $ 1,000,000   $    999,349
   4.76%, 04-18-06                                      1,000,000        997,752
Perry Global Funding LLC,
   4.75%, 04-20-06                                      1,000,000        997,493
                                                                    ------------
                                                                       2,994,594
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.7%
Eureka Securitization:
   4.74%, 04-26-06                                      1,000,000        996,708
   4.76%, 05-11-06                                      1,500,000      1,492,067
   4.77%, 05-17-06                                      1,000,000        993,892
Old Line Funding LLC,
   4.74%, 04-25-06                                      1,000,000        996,840
Sheffield Receivables Corporation,
   4.73%, 04-21-06                                      1,000,000        997,372
                                                                    ------------
                                                                       5,476,879
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $16,494,257)                                                 16,494,257
                                                                    ------------
REPURCHASE AGREEMENT - 2.4%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $18,271,636 (Collateralized by FHLB, 5.375%,
   05-15-06 with a value of $18,632,757)               18,265,000     18,265,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (cost $18,265,000)                         18,265,000
                                                                    ------------
TOTAL INVESTMENTS - 100.4% (cost $549,885,410)                       762,829,094
LIABILITIES, LESS CASH & OTHER ASSETS - (0.4%)                        (2,770,077)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $760,059,017
                                                                    ============

For federal income tax purposes, the identified cost of investments owned at March 31, 2006 was $550,119,388.

*    Non-income producing security

ADR (American Depositary Receipt)

(1)  Security is segregated as collateral for open written option contracts.

(2) PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration on a secondary public offering.

(3) Security is restricted. The total market value securities is of restricted $1,020,302 (cost $2,094,000), or 0.1% of total net assets. The acquisition date was July 14, 2005.

(4) Security is illiquid. The total market value of illiquid securities is $20,417,443 (cost $26,366,694), or 2.7% of total net assets.

(5) Security is fair valued by the Board of Directors. The total market value of fair valued securities is $1,154,998 (cost $2,508,564), or 0.2% of total net assets.

(6)  Investment in an affiliated issuer. See Note 8 to the financial statements.


                                       58                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                            MID CAP VALUE SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments in unaffiliated issues, at value(1) .................   $758,743,117
Investments in affiliated issues, at value(1) ...................      4,085,977
Cash ............................................................          4,811
Receivables:
   Fund shares sold .............................................      4,143,671
   Interest .....................................................         28,177
   Dividends ....................................................        579,645
   Prepaid expenses .............................................        100,290
                                                                    ------------
   Total assets .................................................    767,685,688
                                                                    ------------
LIABILITIES:
Payable for:
   Securities purchased .........................................      2,540,944
   Fund shares redeemed .........................................        555,290
   Written options, at value (premiums received $3,232,465) .....      3,496,725
   Management fees ..............................................        499,510
   Custodian fees ...............................................          9,000
   Transfer agent and administration fees .......................        112,949
   Professional fees ............................................         14,939
   12b-1 distribution plan fees .................................        397,314
                                                                    ------------
Total liabilities ...............................................      7,626,671
                                                                    ------------
NET ASSETS ......................................................   $760,059,017
                                                                    ============
NET ASSETS CONSIST OF:
Paid in capital .................................................   $527,481,188
Accumulated net investment loss .................................       (891,134)
Accumulated undistributed net realized gain on sale of
   investments and options written ..............................     20,789,539
Net unrealized appreciation in value of investments and options
   written ......................................................    212,679,424
                                                                    ------------
Net assets ......................................................   $760,059,017
                                                                    ============
CLASS A:
Capital shares outstanding (unlimited number of shares
   authorized) ..................................................     12,871,721
Net assets ......................................................   $511,030,298
Net asset value and redemption price per share ..................   $      39.70
                                                                    ============
Maximum offering price per share (net asset value divided by
   94.25%) ......................................................   $      42.12
                                                                    ============
CLASS B:
Capital shares outstanding (unlimited number of shares
   authorized) ..................................................      3,144,273
Net assets ......................................................   $113,810,233
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ..   $      36.20
                                                                    ============
CLASS C:
Capital shares outstanding (unlimited number of shares
   authorized) ..................................................      3,664,503
Net assets ......................................................   $135,218,486
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ..   $      36.90
                                                                    ============
(1)Investments, at cost .........................................   $549,885,410

Statement of Operations
For the Six Months Ended March 31, 2006

INVESTMENT INCOME:
   Dividends from securities of unaffiliated issuers ............   $ 3,591,711
   Interest .....................................................       558,775
                                                                    -----------
   Total investment income ......................................     4,150,486
                                                                    -----------
EXPENSES:
   Management fees ..............................................     2,590,076
   Custodian fees ...............................................        18,575
   Transfer agent/maintenance fees ..............................       409,368
   Administration fees ..........................................       294,267
   Directors' fees ..............................................         5,658
   Professional fees ............................................        39,931
   Reports to shareholders ......................................        61,608
   Registration fees ............................................        37,567
   Other expenses ...............................................        12,338
   12b-1 distribution plan fees - Class A .......................       516,257
   12b-1 distribution plan fees - Class B .......................       513,414
   12b-1 distribution plan fees - Class C .......................       542,573
                                                                    -----------
   Total expenses ...............................................     5,041,632
   Less: Earnings credits .......................................           (12)
                                                                    -----------
   Net expenses .................................................     5,041,620
                                                                    -----------
   Net investment loss ..........................................      (891,134)
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain during the period on:
   Investment transactions of unaffiliated issuers ..............    25,759,608
   Options written ..............................................     2,337,178
                                                                    -----------
   Net realized gain ............................................    28,096,786
                                                                    -----------
Net unrealized appreciation (depreciation)
   during the period on:
   Investment transaction of unaffiliated issuers ...............    64,791,041
   Investment transactions of affiliated issuers ................       429,190
   Options written ..............................................      (377,809)
                                                                    -----------
   Net unrealized appreciation ..................................    64,842,422
                                                                    -----------
   Net realized and unrealized gain .............................    92,939,208
                                                                    -----------
   Net increase in net assets resulting from operations .........   $92,048,074
                                                                    ===========


                                       59                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                          MID CAP VALUE SERIES

                                                                   SIX MONTHS
                                                                      ENDED
                                                                 MARCH 31, 2006       YEAR ENDED
                                                                   (unaudited)    SEPTEMBER 30, 2005
                                                                 --------------   ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss .......................................    $   (891,134)      $ (1,019,140)
   Net realized gain during the period on investments and
      options written ........................................      28,096,786         27,789,769
   Net unrealized appreciation during the period on
      investments and options written ........................      64,842,422         81,570,182
                                                                  ------------       ------------
   Net increase in net assets resulting from operations ......      92,048,074        108,340,811
                                                                  ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain
      Class A ................................................     (21,770,226)       (17,531,136)
      Class B ................................................      (5,997,238)        (6,133,150)
      Class C ................................................      (6,154,241)        (4,546,382)
                                                                  ------------       ------------
   Total distributions to shareholders .......................     (33,921,705)       (28,210,668)
                                                                  ------------       ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A ................................................     150,793,172        161,215,930
      Class B ................................................      11,782,489         17,972,042
      Class C ................................................      32,660,663         36,990,088
   Distributions reinvested
      Class A ................................................      20,081,173         16,302,449
      Class B ................................................       5,715,440          5,863,417
      Class C ................................................       5,766,876          4,260,542
   Cost of shares redeemed
      Class A ................................................     (72,211,382)       (73,348,101)
      Class B ................................................     (10,220,907)       (15,202,832)
      Class C ................................................      (7,016,768)       (14,043,393)
                                                                  ------------       ------------
   Net increase from capital share transactions ..............     137,350,756        140,010,142
                                                                  ------------       ------------
   Net increase in net assets ................................     195,477,124        220,140,285
                                                                  ------------       ------------

NET ASSETS:
   Beginning of period .......................................     564,581,893        344,441,608
                                                                  ------------       ------------
   End of period .............................................    $760,059,017       $564,581,893
                                                                  ============       ============
   Accumulated net investment loss at end of period ..........    $   (891,134)      $         --
                                                                  ============       ============
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A ................................................       4,015,240          4,912,125
      Class B ................................................         345,566            597,004
      Class C ................................................         933,428          1,196,717
   Shares reinvested
      Class A ................................................         565,348            505,033
      Class B ................................................         176,130            196,298
      Class C ................................................         174,331            140,103
   Shares redeemed
      Class A ................................................      (1,974,058)        (2,235,399)
      Class B ................................................        (299,246)          (503,071)
      Class C ................................................        (201,967)          (454,764)


                                       60                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                          MID CAP VALUE SERIES

                                                 SIX                             YEAR ENDED
                                            MONTHS ENDED                       SEPTEMBER 30,
                                              MARCH 31,    -----------------------------------------------------
CLASS A                                        2006(e)       2005       2004        2003        2002      2001
-------                                     ------------   --------   --------    --------    -------    -------
PER SHARE DATA
Net asset value, beginning of period         $  36.34      $  30.45   $  24.48    $  16.90    $ 18.04    $ 20.75
                                             --------      --------   --------    --------    -------    -------
Income (loss) from investment operations:
Net investment income (loss)(b)                 (0.01)         0.01      (0.09)      (0.07)     (0.04)        --
Net gain (loss) on securities
   (realized and unrealized)                     5.44          8.16       6.32        7.65      (0.78)     (0.90)
                                             --------      --------   --------    --------    -------    -------
Total from investment operations                 5.43          8.17       6.23        7.58      (0.82)     (0.90)
                                             --------      --------   --------    --------    -------    -------
Less distributions:
Distributions from realized gains               (2.07)        (2.28)     (0.26)         --      (0.21)     (1.81)
Return of capital                                  --            --         --          --      (0.11)        --
                                             --------      --------   --------    --------    -------    -------
Total distributions                             (2.07)        (2.28)     (0.26)         --      (0.32)     (1.81)
                                             --------      --------   --------    --------    -------    -------
Net asset value, end of period               $  39.70      $  36.34   $  30.45    $  24.48    $ 16.90    $ 18.04
                                             ========      ========   ========    ========    =======    =======
TOTAL RETURN(a)                                 15.60%        27.77%     25.59%      44.85%     (4.89%)    (4.54%)
                                             --------      --------   --------    --------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $511,030      $373,031   $215,659    $113,822    $68,544    $50,541
                                             --------      --------   --------    --------    -------    -------
Ratios to average net assets:
Net investment income (loss)                    (0.03%)        0.04%     (0.31%)     (0.33%)    (0.20%)     0.01%(d)
Total expenses                                   1.36%         1.41%      1.48%       1.65%      1.45%      1.30%
                                             --------      --------   --------    --------    -------    -------
Portfolio turnover rate                            22%           19%        45%         52%        51%        55%

                                                 SIX                            YEAR ENDED
                                            MONTHS ENDED                      SEPTEMBER 30,
                                              MARCH 31,    ---------------------------------------------------
CLASS B                                        2006(e)       2005       2004       2003       2002       2001
-------                                     ------------   -------    -------    -------    -------    -------
PER SHARE DATA
Net asset value, beginning of period         $  33.43      $ 28.37    $ 22.99    $ 15.99    $ 17.26    $ 20.11
                                             --------      -------    -------    -------    -------    -------
Income (loss) from investment operations:
Net investment loss(b)                          (0.13)       (0.22)     (0.28)     (0.20)     (0.21)     (0.19)
Net gain (loss) on securities
   (realized and unrealized)                     4.97         7.56       5.92       7.20      (0.74)     (0.85)
                                             --------      -------    -------    -------    -------    -------
Total from investment operations                 4.84         7.34       5.64       7.00      (0.95)     (1.04)
                                             --------      -------    -------    -------    -------    -------
Less distributions:
Distributions from realized gains               (2.07)       (2.28)     (0.26)        --      (0.21)     (1.81)
Return of capital                                  --           --         --         --      (0.11)        --
                                             --------      -------    -------    -------    -------    -------
Total distributions                             (2.07)       (2.28)     (0.26)        --      (0.32)     (1.81)
                                             --------      -------    -------    -------    -------    -------
Net asset value, end of period               $  36.20      $ 33.43    $ 28.37    $ 22.99    $ 15.99    $ 17.26
                                             ========      =======    =======    =======    =======    =======
TOTAL RETURN(a)                                 15.18%       26.83%     24.67%     43.78%     (5.88%)    (5.45%)
                                             --------      -------    -------    -------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $113,810      $97,664    $74,650    $53,947    $37,136    $26,967
                                             --------      -------    -------    -------    -------    -------
Ratios to average net assets:
Net investment loss                             (0.80%)      (0.72%)    (1.07%)    (1.08%)    (1.09%)    (0.98%)
Total expenses                                   2.11%        2.16%      2.23%      2.40%      2.34%      2.30%
                                             --------      -------    -------    -------    -------    -------
Portfolio turnover rate                            22%          19%        45%        52%        51%        55%


                                       61                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                          MID CAP VALUE SERIES

                                                 SIX                           YEAR ENDED
                                            MONTHS ENDED                     SEPTEMBER 30,
                                              MARCH 31,    -------------------------------------------------
CLASS C                                        2006(e)       2005       2004      2003     2002(c)     2001
-------                                     ------------   -------    -------   -------    -------    ------
PER SHARE DATA
Net asset value, beginning of period         $  34.03      $ 28.85    $ 23.37   $ 16.26    $ 17.53    $20.39
                                             --------      -------    -------   -------    -------    ------
Income (loss) from investment operations:
Net investment loss(b)                          (0.13)       (0.21)     (0.29)    (0.21)     (0.21)    (0.19)
Net gain (loss) on securities
   (realized and unrealized)                     5.07         7.67       6.03      7.32      (0.74)    (0.86)
                                             --------      -------    -------   -------    -------    ------
Total from investment operations                 4.94         7.46       5.74      7.11      (0.95)    (1.05)
                                             --------      -------    -------   -------    -------    ------
Less distributions:
Distributions from realized gains               (2.07)       (2.28)     (0.26)       --      (0.21)    (1.81)
Return of capital                                  --           --         --        --      (0.11)       --
                                             --------      -------    -------   -------    -------    ------
Total distributions                             (2.07)       (2.28)     (0.26)       --      (0.32)    (1.81)
                                             --------      -------    -------   -------    -------    ------
Net asset value, end of period               $  36.90      $ 34.03    $ 28.85   $ 23.37    $ 16.26    $17.53
                                             ========      =======    =======   =======    =======    ======
TOTAL RETURN(a)                                 15.21%       26.80%     24.70%    43.73%     (5.79%)   (5.42%)
                                             --------      -------    -------   -------    -------    ------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $135,219      $93,887    $54,133   $32,999    $18,785    $6,976
                                             --------      -------    -------   -------    -------    ------
Ratios to average net assets:
Net investment loss                             (0.78%)      (0.71%)    (1.06%)   (1.08%)    (1.06%)   (0.98%)
Total expenses                                   2.11%        2.16%      2.23%     2.40%      2.35%     2.30%
                                             --------      -------    -------   -------    -------    ------
Portfolio turnover rate                            22%          19%        45%       52%        51%       55%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Net investment income (loss) was computed using average shares outstanding throughout the period.

(c) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(d)  Net investment income is less than $0.01 per share.

(e) Unaudited figures for the six months ended March 31, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       62                See accompanying notes.

                              SECURITY EQUITY FUND

                                Select 25 Series

                           (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY EQUITY FUND
Performance Summary                                             SELECT 25 SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

SELECT 25 SERIES VS.
RUSSELL 1000 GROWTH INDEX

                               (PERFORMANCE GRAPH)

SELECT 25 SERIES

 1/29/99    9,425.00
 3/31/99    9,802.00
 6/30/99    9,915.10
 9/30/99    9,924.53
12/31/99   11,734.13
 3/31/00   11,573.90
 6/30/00   11,064.95
 9/30/00   10,687.95
12/31/00    9,660.63
 3/31/01    8,228.03
 6/30/01    8,793.53
 9/30/01    7,144.15
12/31/01    8,605.03
 3/31/02    8,539.05
 6/30/02    7,002.78
 9/30/02    6,145.10
12/31/02    6,343.03
 3/31/03    6,173.38
 6/30/03    6,776.58
 9/30/03    6,851.98
12/31/03    7,417.48
 3/31/04    7,719.08
 6/30/04    7,775.63
 9/30/04    7,360.93
12/31/04    8,228.03
 3/31/05    7,954.70
 6/30/05    8,048.95
 9/30/05    8,821.80
12/31/05    9,189.38
 3/31/06    9,641.78

RUSSELL 1000 GROWTH INDEX

INCEPTION 1/29/99   10,000.00
          3/31/99   10,045.92
          6/30/99   10,432.68
          9/30/99   10,049.99
         12/31/99   12,577.25
          3/31/00   13,473.82
         06/30/00   13,109.39
         09/30/00   12,403.67
         12/31/00    9,756.78
        3/31/2001    7,717.61
        6/30/2001    8,367.35
        9/30/2001    6,743.24
       12/31/2001    7,764.53
        3/31/2002    7,563.52
        6/30/2002    6,151.25
        9/30/2002    5,225.76
       12/31/2002    5,599.12
        3/31/2003    5,539.08
        6/30/2003    6,331.43
        9/30/2003    6,579.50
       12/31/2003    7,265.20
        3/31/2004    7,322.08
        6/30/2004    7,463.91
        9/30/2004    7,074.26
       12/31/2004    7,723.10
        3/31/2005    7,407.74
        6/30/2005    7,590.52
        9/30/2005    7,895.14
       12/31/2005    8,130.26
        3/31/2006    8,382.36

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Select 25 Series on January 29, 1999 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Growth Index is an unmanaged capitalization-weighted index which includes stocks incorporated in the United States and its territories and measures the performance of the Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-06        1 YEAR   5 YEARS    SINCE INCEPTION
---------------------        ------   -------   -----------------
A Shares                     21.21%    3.22%     0.32% (1-29-99)
A Shares with sales charge   14.30%    2.01%    (0.51%) (1-29-99)
B Shares                     20.30%    2.48%    (0.40%) (1-29-99)
B Shares with CDSC           15.30%    2.11%    (0.40%) (1-29-99)
C Shares                     20.37%    2.47%    (0.35%) (1-29-99)
C Shares with CDSC           19.37%    2.47%    (0.35%) (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary      11.05%
Consumer Staples             4.87
Energy                       8.00
Financials                   9.37
Health Care                 12.59
Industrials                 20.57
Information Technology      15.64
Materials                    3.77
Utilities                    5.62
Exchange Traded Funds        2.60
Commercial Paper             4.20
Repurchase Agreement         1.80
Liabilities, less cash &
   other assets             (0.08)
                           ------
Total net assets           100.00%
                           ======


                                       64                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                             SELECT 25 SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 - March 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                        BEGINNING         ENDING      EXPENSES PAID
                      ACCOUNT VALUE   ACCOUNT VALUE       DURING
                         10-01-05      03-31-06(1)      PERIOD(2)
                      -------------   -------------   -------------
Select 25
Series - Class A
   Actual               $1,000.00       $1,093.00         $ 9.55
   Hypothetical          1,000.00        1,015.81           9.20

Select 25
Series - Class B
   Actual                1,000.00        1,089.70          13.44
   Hypothetical          1,000.00        1,012.07          12.94

Select 25
Series - Class C
   Actual                1,000.00        1,090.60          13.45
   Hypothetical          1,000.00        1,012.07          12.94

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2005 to March 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2005 to March 31, 2006 was 9.30%, 8.97% and 9.06%, for
     Class A, B and C shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.83%, 2.58% and 2.58% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                         SELECT 25 SERIES
March 31, 2006                                                       (unaudited)

                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS - 94.1%
AEROSPACE & DEFENSE - 4.5%
L-3 Communications Holdings, Inc.                          13,800   $ 1,183,902
                                                                    -----------
AIR FREIGHT & LOGISTICS - 5.5%
FedEx Corporation                                          12,800     1,445,632
                                                                    -----------
BIOTECHNOLOGY - 3.1%
Amgen, Inc.*                                               11,200       814,800
                                                                    -----------
BROADCASTING & CABLE TV - 2.6%
CBS Corporation (Cl.B)*                                    11,950       286,561
Univision Communications, Inc.*                            11,800       406,746
                                                                    -----------
                                                                        693,307
                                                                    -----------
COMMUNICATIONS EQUIPMENT - 10.1%
3Com Corporation*                                         136,500       698,880
ADC Telecommunications, Inc.*                              44,628     1,142,031
Cisco Systems, Inc.*                                       38,000       823,460
                                                                    -----------
                                                                      2,664,371
                                                                    -----------
CONSTRUCTION & ENGINEERING - 7.3%
Shaw Group, Inc.*                                          63,500     1,930,400
                                                                    -----------
DATA PROCESSING & OUTSOURCED SERVICES - 4.0%
First Data Corporation                                     22,600     1,058,132
                                                                    -----------
ELECTRIC UTILITIES - 5.6%
KFx, Inc.*                                                 81,300     1,479,660
                                                                    -----------
EXCHANGE TRADED FUNDS - 2.6%
iShares Russell 1000 Growth Index Fund                     13,000       684,580
                                                                    -----------
HEALTH CARE EQUIPMENT - 3.6%
Medtronic, Inc.                                            18,600       943,950
                                                                    -----------
HEALTH CARE SERVICES - 2.9%
Covance, Inc.*                                             12,900       757,875
                                                                    -----------
HOME IMPROVEMENT RETAIL - 2.8%
Home Depot, Inc.                                           17,600       744,480
                                                                    -----------
HOTELS, RESORTS & CRUISE LINES - 3.8%
Carnival Corporation                                       21,300     1,008,981
                                                                    -----------
HYPERMARKETS & SUPERCENTERS - 3.2%
Wal-Mart Stores, Inc.                                      17,500       826,700
                                                                    -----------
INDUSTRIAL GASES - 3.8%
Praxair, Inc.                                              18,000       992,700
                                                                    -----------
MOVIES & ENTERTAINMENT - 1.8%
Viacom, Inc. (Cl.B)*                                       11,950       463,660
                                                                    -----------
MULTI-LINE INSURANCE - 3.9%
American International Group, Inc.                         15,500     1,024,395
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES - 4.2%
BJ Services Company                                        32,100     1,110,660
                                                                    -----------
OIL & GAS STORAGE & TRANSPORTATION - 3.8%
Williams Companies, Inc.                                   46,600       996,774
                                                                    -----------

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                         NUMBER        MARKET
                                                        OF SHARES       VALUE
                                                       ----------   ------------
COMMON STOCKS (CONTINUED)

OTHER DIVERSIFIED FINANCIAL SERVICES - 5.5%
Citigroup, Inc.                                             9,300   $   439,332
First Marblehead Corporation                               23,200     1,003,400
                                                                    -----------
                                                                      1,442,732
                                                                    -----------
PHARMACEUTICALS - 3.0%
Johnson & Johnson                                          13,500       799,470
                                                                    -----------
SEMICONDUCTOR EQUIPMENT - 1.5%
Mindspeed Technologies, Inc.*                             100,000       398,000
                                                                    -----------
SOFT DRINKS - 1.7%
PepsiCo, Inc.                                               7,900       456,541
                                                                    -----------
TRUCKING - 3.3%
J.B. Hunt Transport Services, Inc.                         39,800       857,292
                                                                    -----------
TOTAL COMMON STOCKS
(cost $19,001,724)                                                   24,778,994
                                                                    -----------
COMMERCIAL PAPER - 4.2%
BROKERAGE - 4.2%
Goldman Sachs Group, Inc.,
   4.80%, 04-05-06                                     $1,100,000     1,099,413
                                                                    -----------
TOTAL COMMERCIAL PAPER (cost $1,099,413)                              1,099,413
                                                                    -----------
REPURCHASE AGREEMENT - 1.8%
United Missouri Bank, 4.36%, dated 03-31-06, matures
   04-03-06; repurchase amount of $487,177
   (Collateralized by FHLMC, 4.35%, 06-02-08 with a
   value of $497,507)                                  $  487,000       487,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
   (cost $487,000)                                                      487,000
                                                                    -----------
TOTAL INVESTMENTS - 100.1%
   (cost $20,588,137)                                                26,365,407
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                          (24,403)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $26,341,004
                                                                    ===========

The identified cost of investments owned at March 31, 2006 was the same for federal income tax and financial statement purposes.

*    Non-income producing security


                                       66                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                                SELECT 25 SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments, at value(1) .......................................   $ 26,365,407
Cash ...........................................................            600
Receivables:
   Fund shares sold ............................................          1,975
   Dividends ...................................................          8,828
Prepaid expenses ...............................................         22,441
                                                                   ------------
Total assets ...................................................     26,399,251
                                                                   ------------
LIABILITIES:
Payable for:
   Fund shares redeemed ........................................          8,892
   Management fees .............................................         16,744
   Custodian fees ..............................................          1,300
   Transfer agent and administration fees ......................          5,129
   Professional fees ...........................................          6,370
   12b-1 distribution plan fees ................................         19,352
   Director's fees .............................................            103
   Other .......................................................            357
                                                                   ------------
Total liabilities ..............................................         58,247
                                                                   ============
NET ASSETS .....................................................   $ 26,341,004
                                                                   ============
NET ASSETS CONSIST OF:
Paid in capital ................................................   $ 31,006,917
Accumulated net investment loss ................................       (155,163)
Accumulated net realized loss
   on sale of investments and options written ..................    (10,288,020)
Net unrealized appreciation in value of investments ............      5,777,270
                                                                   ------------
Net assets .....................................................   $ 26,341,004
                                                                   ============
CLASS A:
Capital shares outstanding (unlimited number of shares
   authorized) .................................................      1,144,973
Net assets .....................................................   $ 11,717,550
Net asset value and redemption price per share .................   $      10.23
                                                                   ============
Maximum offering price per share
   (net asset value divided by 94.25%) .........................   $      10.85
                                                                   ============
CLASS B:
Capital shares outstanding (unlimited number of shares
   authorized) .................................................        911,418
Net assets .....................................................   $  8,856,804
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge) .....................................................   $       9.72
                                                                   ============
CLASS C:
Capital shares outstanding (unlimited number of shares
   authorized) .................................................        591,675
Net assets .....................................................   $  5,766,650
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge) .....................................................   $       9.75
                                                                   ============
(1)Investments, at cost ........................................   $ 20,588,137

Statement of Operations
For the Six Months Ended March 31, 2006

INVESTMENT INCOME:
   Dividends ...................................................   $     89,630
   Interest ....................................................         23,174
                                                                   ------------
   Total investment income .....................................        112,804
                                                                   ------------
EXPENSES:
   Management fees .............................................         88,910
   Custodian fees ..............................................          1,538
   Transfer agent/maintenance fees .............................         60,300
   Administration fees .........................................         13,056
   Directors' fees .............................................            295
   Professional fees ...........................................          5,113
   Reports to shareholders .....................................          2,499
   Registration fees ...........................................         15,146
   Other expenses ..............................................          1,104
   12b-1 distribution plan fees - Class A ......................         12,847
   12b-1 distribution plan fees - Class B ......................         40,149
   12b-1 distribution plan fees - Class C ......................         27,010
                                                                   ------------
   Total expenses ..............................................        267,967
                                                                   ------------
   Net investment loss .........................................       (155,163)
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments .................................................      1,144,437
   Options written .............................................         27,146
                                                                   ------------
   Net realized gain ...........................................      1,171,583
                                                                   ------------
Net unrealized appreciation during the period on:
   Investments .................................................      1,050,760
                                                                   ------------
   Net unrealized appreciation .................................      1,050,760
                                                                   ------------
   Net realized and unrealized gain ............................      2,222,343
                                                                   ------------
   Net increase in net assets resulting from operations ........   $  2,067,180
                                                                   ============


                                       67                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                              SELECT 25 SERIES

                                                                     SIX MONTHS
                                                                        ENDED
                                                                      MARCH 31,     YEAR ENDED
                                                                         2006      SEPTEMBER 30,
                                                                     (unaudited)        2005
                                                                    ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ..........................................   $  (155,163)    $  (265,585)
   Net realized gain during the period on investments and options
      written ...................................................     1,171,583         544,010
   Net unrealized appreciation during the period on
      investments ...............................................     1,050,760       3,480,799
                                                                    -----------     -----------
   Net increase in net assets resulting from operations .........     2,067,180       3,759,224
                                                                    -----------     -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A ...................................................     2,867,574       1,492,556
      Class B ...................................................     1,960,024         666,322
      Class C ...................................................       629,354         610,317
   Cost of shares redeemed
      Class A ...................................................      (973,180)     (3,447,276)
      Class B ...................................................      (792,846)     (2,219,476)
      Class C ...................................................      (358,032)     (2,348,235)
                                                                    -----------     -----------
   Net increase (decrease) from capital share transactions ......     3,332,894      (5,245,792)
                                                                    -----------     -----------
   Net increase (decrease) in net assets ........................     5,400,074      (1,486,568)
                                                                    -----------     -----------
NET ASSETS:
   Beginning of period ..........................................    20,940,930      22,427,498
                                                                    -----------     -----------
   End of period ................................................   $26,341,004     $20,940,930
                                                                    ===========     ===========
   Accumulated net investment loss at end of period .............   $  (155,163)    $        --
                                                                    ===========     ===========
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A ...................................................       291,904         174,623
      Class B ...................................................       210,224          82,316
      Class C ...................................................        67,852          73,575
   Shares redeemed
      Class A ...................................................       (99,411)       (403,526)
      Class B ...................................................       (83,858)       (274,915)
      Class C ...................................................       (38,408)       (291,186)


                                       68                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                              SELECT 25 SERIES

                                                 SIX                           YEAR ENDED
                                            MONTHS ENDED                     SEPTEMBER 30,
                                              MARCH 31,    -------------------------------------------------
CLASS A                                        2006(d)      2005      2004       2003       2002       2001
-------                                     ------------   ------    ------    -------    -------    -------
PER SHARE DATA
Net asset value, beginning of period          $  9.36      $ 7.81    $ 7.27    $  6.52    $  7.58    $ 11.34
                                              -------      ------    ------    -------    -------    -------
Income (loss) from investment operations:
Net investment loss(b)                          (0.04)      (0.07)    (0.06)     (0.05)     (0.07)     (0.06)
Net gain (loss) on securities
   (realized and unrealized)                     0.91        1.62      0.60       0.80      (0.99)     (3.70)
                                              -------      ------    ------    -------    -------    -------
Total from investment operations                 0.87        1.55      0.54       0.75      (1.06)     (3.76)
                                              -------      ------    ------    -------    -------    -------
Net asset value, end of period                $ 10.23      $ 9.36    $ 7.81    $  7.27    $  6.52    $  7.58
                                              =======      ======    ======    =======    =======    =======
TOTAL RETURN(a)                                  9.30%      19.85%     7.43%     11.50%    (13.98%)   (33.16%)
                                              -------      ------    ------    -------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $11,717      $8,912    $9,228    $10,396    $11,933    $14,347
                                              -------      ------    ------    -------    -------    -------
Ratios to average net assets:
Net investment loss                             (0.88%)     (0.79%)   (0.75%)    (0.70%)    (0.81%)    (0.60%)
Total expenses                                   1.83%       1.67%     1.56%      1.63%      1.46%      1.39%
                                              -------      ------    ------    -------    -------    -------
Portfolio turnover rate                            23%         13%       44%        54%        33%        44%

                                                 SIX                          YEAR ENDED
                                            MONTHS ENDED                     SEPTEMBER 30,
                                              MARCH 31,    ------------------------------------------------
CLASS B                                        2006(d)      2005      2004       2003      2002       2001
-------                                     ------------   ------    ------    -------   -------    -------
PER SHARE DATA
Net asset value, beginning of period          $ 8.92       $ 7.50    $ 7.04    $ 6.36    $  7.44    $ 11.22
                                              ------       ------    ------    ------    -------    -------
Income (loss) from investment operations:
Net investment loss(b)                         (0.08)       (0.13)    (0.11)    (0.10)     (0.13)     (0.13)
Net gain (loss) on securities
   (realized and unrealized)                    0.88         1.55      0.57      0.78      (0.95)     (3.65)
                                              ------       ------    ------    ------    -------    -------
Total from investment operations                0.80         1.42      0.46      0.68      (1.08)     (3.78)
                                              ------       ------    ------    ------    -------    -------
Net asset value, end of period                $ 9.72       $ 8.92    $ 7.50    $ 7.04    $  6.36    $  7.44
                                              ======       ======    ======    ======    =======    =======
TOTAL RETURN(a)                                 8.97%       18.93%     6.53%    10.69%    (14.52%)   (33.69%)
                                              ------       ------    ------    ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $8,857       $7,000    $7,333    $8,203    $ 8,566    $11,519
                                              ------       ------    ------    ------    -------    -------
Ratios to average net assets:
Net investment loss                            (1.64%)      (1.54%)   (1.50%)   (1.45%)    (1.56%)    (1.35%)
Total expenses                                  2.58%        2.42%     2.31%     2.38%      2.21%      2.14%
                                              ------       ------    ------    ------    -------    -------
Portfolio turnover rate                           23%          13%       44%       54%        33%        44%


                                       69                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                              SELECT 25 SERIES

                                                 SIX                          YEAR ENDED
                                            MONTHS ENDED                     SEPTEMBER 30,
                                              MARCH 31,    ------------------------------------------------
CLASS C                                        2006(d)      2005      2004      2003     2002(c)      2001
-------                                     ------------   ------    ------    ------    -------    -------
PER SHARE DATA
Net asset value, beginning of period          $ 8.94       $ 7.52    $ 7.06    $ 6.38    $  7.47    $ 11.26
                                              ------       ------    ------    ------    -------    -------
Income (loss) from investment operations:
Net investment loss(b)                         (0.08)       (0.13)    (0.11)    (0.10)     (0.13)     (0.13)
Net gain (loss) on securities
   (realized and unrealized)                    0.89         1.55      0.57      0.78      (0.96)     (3.66)
                                              ------       ------    ------    ------    -------    -------
Total from investment operations                0.81         1.42      0.46      0.68      (1.09)     (3.79)
                                              ------       ------    ------    ------    -------    -------
Net asset value, end of period                $ 9.75       $ 8.94    $ 7.52    $ 7.06    $  6.38    $  7.47
                                              ======       ======    ======    ======    =======    =======
TOTAL RETURN(a)                                 9.06%       18.88%     6.52%    10.66%    (14.59%)   (33.66%)
                                              ------       ------    ------    ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $5,767       $5,029    $5,866    $6,225    $ 3,954    $ 4,531
                                              ------       ------    ------    ------    -------    -------
Ratios to average net assets:
Net investment loss                            (1.62%)      (1.54%)   (1.50%)   (1.44%)    (1.56%)    (1.35%)
Total expenses                                  2.58%        2.42%     2.31%     2.37%      2.21%      2.14%
                                              ------       ------    ------    ------    -------    -------
Portfolio turnover rate                           23%          13%       44%       54%        33%        44%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Net investment loss was computed using average shares outstanding throughout the period.

(c) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(d) Unaudited figures for the six months ended March 31, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       70                See accompanying notes.

                              SECURITY EQUITY FUND

                            Small Cap Growth Series

                              (RS INVESTMENTS LOGO)

                                   SUBADVISER,
                                 RS INVESTMENTS

                                                            SECURITY EQUITY FUND
Performance Summary                                      SMALL CAP GROWTH SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

SMALL CAP GROWTH SERIES VS.
RUSSELL 2000 GROWTH INDEX

                               (PERFORMANCE GRAPH)

SMALL CAP GROWTH SERIES

10/15/97    9,425.00
12/31/97    9,063.00
 3/31/98   10,128.68
 6/30/98    9,921.20
 9/30/98    8,204.80
12/31/98   10,006.08
 3/31/99   10,015.51
 6/30/99   10,571.93
 9/30/99   12,241.18
12/31/99   18,728.25
 3/31/00   23,780.52
 6/30/00   20,741.41
 9/30/00   21,370.53
12/31/00   16,926.48
 3/31/01   12,356.86
 6/30/01   13,572.63
 9/30/01   10,271.18
12/31/01   12,042.43
 3/31/02   11,665.12
 6/30/02   10,428.39
 9/30/02    8,258.87
12/31/02    8,751.46
 3/31/03    8,248.39
 6/30/03   10,522.72
 9/30/03   12,189.16
12/31/03   13,572.63
 3/31/04   14,453.02
 6/30/04   14,222.44
 9/30/04   13,740.32
12/31/04   15,763.12
 3/31/05   14,756.96
 6/30/05   15,658.31
 9/30/05   16,517.73
12/31/05   16,821.68
 3/31/06   18,551.01

RUSSELL 2000 GROWTH INDEX

INCEPTION 10/15/97   10,000.00
          12/31/97    9,180.81
          03/31/98   10,271.66
          06/30/98    9,680.76
          09/30/98    7,516.68
          12/31/98    9,294.11
          03/31/99    9,137.79
          06/30/99   10,485.49
          09/30/99    9,970.23
          12/31/99   13,299.60
          03/31/00   14,534.92
          06/30/00   13,462.59
          09/30/00   12,927.63
          12/31/00   10,315.79
         3/31/2001    8,747.02
         6/30/2001   10,319.67
         9/30/2001    7,421.14
        12/31/2001    9,363.46
         3/31/2002    9,179.82
         6/30/2002    7,739.04
         9/30/2002    6,073.63
        12/31/2002    6,529.39
         3/31/2003    6,275.55
         6/30/2003    7,790.90
         9/30/2003    8,606.49
        12/31/2003    9,698.35
         3/31/2004   10,240.11
         6/30/2004   10,249.93
         9/30/2004    9,633.73
        12/31/2004   11,085.85
         3/31/2005   10,329.58
         6/30/2005   10,688.99
         9/30/2005   11,363.97
        12/31/2005   11,545.56
         3/31/2006   13,204.61

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Small Cap Growth Series on October 15, 1997 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   13.89%
Consumer Staples                          1.49
Energy                                    6.28
Financials                                8.96
Health Care                              19.66
Industrials                              17.96
Information Technology                   28.07
Materials                                 0.95
Repurchase Agreement                      2.30
Cash & other assets, less liabilities     0.44
                                        ------
Total net assets                        100.00%
                                        ======

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-06        1 YEAR   5 YEARS   SINCE INCEPTION
---------------------        ------   -------   ---------------
A Shares                     25.71%    8.47%    8.33% (10-15-97)
A Shares with sales charge   18.47%    7.19%    7.58% (10-15-97)
B Shares                     24.73%    7.64%    7.35% (10-15-97)
B Shares with CDSC           19.73%    7.34%    7.35% (10-15-97)
C Shares                     24.81%    7.66%    7.33% (1-29-99)
C Shares with CDSC           23.81%    7.66%    7.33% (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waivers, the performance quoted would be reduced.


                                       72                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                      SMALL CAP GROWTH SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 - March 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                      BEGINNING      ENDING     EXPENSES
                       ACCOUNT      ACCOUNT        PAID
                        VALUE        VALUE        DURING
                       10-01-05   03-31-06(1)   PERIOD(2)
                      ---------   -----------   ---------
Small Cap Growth
   Series - Class A
   Actual             $1,000.00    $1,123.10      $10.75
   Hypothetical        1,000.00     1,014.81       10.20

Small Cap Growth
   Series - Class B
   Actual              1,000.00     1,119.20       14.69
   Hypothetical        1,000.00     1,011.07       13.94

Small Cap Growth
   Series - Class C
   Actual              1,000.00     1,119.00       14.69
   Hypothetical        1,000.00     1,011.07       13.94

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2005 to March 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2005 to March 31, 2006 was 12.31%, 11.92% and 11.90%, for
     Class A, B and C shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (2.03%, 2.78% and 2.78% for Class A, B and C shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                  SMALL CAP GROWTH SERIES
March 31, 2006                                                       (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS - 97.2%
AEROSPACE & DEFENSE - 1.7%
Dynamic Materials Corporation                                5,400   $   192,456
Hexcel Corporation*                                         23,410       514,318
                                                                     -----------
                                                                         706,774
                                                                     -----------
AGRICULTURAL PRODUCTS - 1.5%
Central Garden & Pet Company*                               11,960       635,554
                                                                     -----------
APPAREL RETAIL - 2.2%
Cache, Inc.*                                                29,780       546,165
Jos. A. Bank Clothiers, Inc.*                                7,986       382,929
                                                                     -----------
                                                                         929,094
                                                                     -----------
APPLICATION SOFTWARE - 5.2%
Bottomline Technologies, Inc.*                              21,590       296,431
Concur Technologies, Inc.*                                  19,630       363,744
Retalix, Ltd.*                                              16,360       404,419
Synplicity, Inc.*                                           57,240       369,770
Ultimate Software Group, Inc.*                              16,920       437,382
Witness Systems, Inc.*                                      13,510       343,154
                                                                     -----------
                                                                       2,214,900
                                                                     -----------
BIOTECHNOLOGY - 4.3%
Adeza Biomedical Corporation*                               20,210       427,037
Illumina, Inc.*                                              8,450       200,687
LifeCell Corporation*                                       23,780       536,239
Solexa, Inc.*                                               27,240       271,855
United Therapeutics Corporation*                             5,590       370,505
                                                                     -----------
                                                                       1,806,323
                                                                     -----------
CASINOS & GAMING - 3.9%
Century Casinos, Inc.*                                      41,040       436,666
Mikohn Gaming Corporation*                                  42,820       409,787
Scientific Games Corporation*                               23,350       820,286
                                                                     -----------
                                                                       1,666,739
                                                                     -----------
COMPUTER HARDWARE - 1.0%
Neoware, Inc.*                                              14,430       427,417
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 0.9%
M-Systems Flash Disk Pioneers, Ltd.*                        14,630       378,332
                                                                     -----------
CONSTRUCTION & FARM MACHINERY - 1.2%
Gehl Company*                                               14,760       488,851
                                                                     -----------
CONSTRUCTION MATERIALS - 1.0%
U.S. Concrete, Inc.*                                        27,940       404,012
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
FirstService Corporation*                                   24,280       597,045
McGrath Rentcorp                                            18,320       550,699
Nutri/Systems, Inc.*                                        10,750       510,840
                                                                     -----------
                                                                       1,658,584
                                                                     -----------
EDUCATION SERVICES - 1.1%
Laureate Education, Inc.*                                    8,340       445,189
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
Regal-Beloit Corporation                                    10,550   $   445,949
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 4.3%
I.D. Systems, Inc.*                                         15,640       391,000
Intevac, Inc.*                                              16,320       469,690
Itron, Inc.*                                                 7,830       468,625
Optimal Group, Inc.*                                        33,880       492,276
                                                                     -----------
                                                                       1,821,591
                                                                     -----------
ENVIRONMENTAL & FACILITIES SERVICES - 1.8%
Rollins, Inc.                                               29,950       606,188
Team, Inc.*                                                  5,200       172,952
                                                                     -----------
                                                                         779,140
                                                                     -----------
FOOTWEAR - 1.0%
Iconix Brand Group, Inc.*                                   28,550       415,403
                                                                     -----------
HEALTH CARE EQUIPMENT - 7.1%
AngioDynamics, Inc.*                                        11,320       340,279
Encore Medical Corporation*                                  8,140        41,677
I-Flow Corporation*                                         25,410       338,461
Neurometrix, Inc.*                                           5,520       214,949
NuVasive, Inc.*                                             22,210       418,659
ResMed, Inc.*                                                5,540       243,649
SonoSite, Inc.*                                              7,410       301,142
Spectranetics Corporation*                                  42,700       504,714
Vital Signs, Inc                                            11,230       616,864
                                                                     -----------
                                                                       3,020,394
                                                                     -----------
HEALTH CARE FACILITIES - 2.2%
Five Star Quality Care, Inc.*                               46,460       505,949
Health Grades, Inc.*                                        25,130       133,940
LCA-Vision, Inc.                                             6,100       305,671
                                                                     -----------
                                                                         945,560
                                                                     -----------
HEALTH CARE SERVICES - 1.9%
AMN Healthcare Services, Inc.*                              24,580       460,138
Providence Service Corporation*                             10,660       346,663
                                                                     -----------
                                                                         806,801
                                                                     -----------
HEALTH CARE SUPPLIES - 3.0%
Immucor, Inc.*                                              14,180       406,824
Orthovita, Inc.*                                            79,180       327,805
PolyMedica Corporation                                      12,482       528,738
                                                                     -----------
                                                                       1,263,367
                                                                     -----------
HOME IMPROVEMENT RETAIL - 0.8%
Building Materials Holding Corporation                       9,980       355,687
                                                                     -----------
HOMEBUILDING - 0.9%
Champion Enterprises, Inc.*                                 26,120       390,755
                                                                     -----------
HOTELS, RESORTS & CRUISE LINES - 1.1%
Steiner Leisure, Ltd.*                                      12,040       487,620
                                                                     -----------


                                       74                See accompanying notes.

                                                            SECURITY EQUITY FUND
Schedule of Investments                                  SMALL CAP GROWTH SERIES
March 31, 2006                                                       (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

HUMAN RESOURCE & EMPLOYMENT SERVICES - 1.5%
Barrett Business Services, Inc.*                            22,770   $   614,790
                                                                     -----------
INDUSTRIAL MACHINERY - 2.0%
Flow International Corporation*                             14,500       190,965
GSI Group, Inc.*                                            30,100       332,605
Gardner Denver, Inc.*                                        5,230       340,996
                                                                     -----------
                                                                         864,566
                                                                     -----------
INTERNET RETAIL - 2.0%
Ctrip.com International, Ltd. ADR*                           4,880       403,576
Netflix, Inc.*                                              15,740       456,303
                                                                     -----------
                                                                         859,879
                                                                     -----------
INTERNET SOFTWARE & SERVICES - 9.1%
CyberSource Corporation*                                    26,580       296,633
Digitas, Inc.*                                              33,770       486,288
Equinix, Inc.*                                               7,560       485,503
j2 Global Communications, Inc.*                             14,160       665,520
Marchex, Inc. (Cl.B)*                                        8,380       180,170
Online Resources Corporation*                               41,250       536,250
Openwave Systems, Inc.*                                     19,810       427,500
RADVision, Ltd.*                                            24,780       442,323
Radware, Ltd.*                                              19,670       346,782
                                                                     -----------
                                                                       3,866,969
                                                                     -----------
INVESTMENT BANKING & BROKERAGE - 1.1%
GFI Group, Inc.*                                             9,120       473,419
                                                                     -----------
LEISURE PRODUCTS - 0.8%
The9, Ltd. ADR*                                             11,900       354,025
                                                                     -----------
MARINE - 1.6%
American Commercial Lines, Inc.*                            14,250       672,600
                                                                     -----------
MULTI-LINE INSURANCE - 1.4%
Amerisafe, Inc.*                                            49,040       588,480
                                                                     -----------
OIL & GAS DRILLING - 1.7%
Grey Wolf, Inc.*                                            43,040       320,218
Unit Corporation*                                            7,550       420,913
                                                                     -----------
                                                                         741,131
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 4.5%
Dril-Quip, Inc.*                                               600        42,510
Hydril*                                                      5,540       431,843
Maverick Tube Corporation*                                   8,890       471,081
Oil States International, Inc.*                             12,500       460,625
Superior Energy Services, Inc.*                             19,510       522,673
                                                                     -----------
                                                                       1,928,732
                                                                     -----------
PHARMACEUTICALS - 1.2%
Adolor Corporation*                                          8,500       202,300
Matrixx Initiatives, Inc.*                                  13,450       313,385
                                                                     -----------
                                                                         515,685
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 1.4%
Navigators Group, Inc.*                                     11,820       586,272
                                                                     -----------

                                                         PRINCIPAL
                                                         AMOUNT OR
                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

RAILROADS - 0.9%
American Railcar Industries, Inc.                           10,500   $   368,235
                                                                     -----------
REAL ESTATE INVESTMENT TRUSTS - 1.3%
KKR Financial Corporation                                   23,880       535,628
                                                                     -----------
REGIONAL BANKS - 2.7%
Boston Private Financial Holdings, Inc.                     15,630       528,138
PrivateBancorp, Inc.                                        15,240       632,308
                                                                     -----------
                                                                       1,160,446
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 1.6%
PDF Solutions, Inc.*                                        25,390       480,379
Ultratech, Inc.*                                             8,760       214,445
                                                                     -----------
                                                                         694,824
                                                                     -----------
SEMICONDUCTORS - 5.1%
Anadigics, Inc.*                                            28,400       224,360
Microsemi Corporation*                                      10,620       309,148
02Micro International, Ltd. ADR*                            42,890       455,921
SRS Labs, Inc.*                                             62,850       378,357
Supertex, Inc.*                                             10,760       404,791
Volterra Semiconductor Corporation*                         21,840       416,926
                                                                     -----------
                                                                       2,189,503
                                                                     -----------
SPECIALIZED FINANCE - 1.1%
Portfolio Recovery Associates, Inc.*                         9,930       465,022
                                                                     -----------
SYSTEMS SOFTWARE - 0.8%
Radiant Systems, Inc.*                                      25,400       343,408
                                                                     -----------
TRUCKING - 2.4%
Old Dominion Freight Line, Inc.*                            19,200       517,440
Vitran Corporation, Inc.*                                   25,870       519,211
                                                                     -----------
                                                                       1,036,651
                                                                     -----------
TOTAL COMMON STOCKS (cost $31,913,068)                                41,354,301
                                                                     -----------
REPURCHASE AGREEMENT - 2.3%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $964,350 (Collateralized by FHLMC, 4.35%,
   06-02-08 with a value of $984,026)                    $ 964,000       964,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT (cost $964,000)                               964,000
                                                                     -----------
TOTAL INVESTMENTS - 99.5% (cost $32,877,068)                          42,318,301
CASH & OTHER ASSETS, LESS LIABILITIES - 0.5%                             202,937
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $42,521,238
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $33,007,965.

*    Non-income producing security

ADR (American Depositary Receipt)


                                       75                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         SMALL CAP GROWTH SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments, at value(1) .........................................   $42,318,301
Cash .............................................................           497
Receivables:
   Fund shares sold ..............................................       139,712
   Securities sold ...............................................       494,723
   Dividends .....................................................         2,555
Prepaid expenses .................................................        22,605
                                                                     -----------
Total assets .....................................................    42,978,393
                                                                     -----------
LIABILITIES:
Payable for:
   Securities purchased ..........................................       343,219
   Fund shares redeemed ..........................................        33,955
   Management fees ...............................................        34,869
   Custodian fees ................................................         6,800
   Transfer agent and administration fees ........................         9,995
   Professional fees .............................................         6,696
   12b-1 distribution plan fees ..................................        21,470
   Director's fees ...............................................           151
                                                                     -----------
Total liabilities ................................................       457,155
                                                                     -----------
NET ASSETS .......................................................   $42,521,238
                                                                     ===========
NET ASSETS CONSIST OF:
Paid in capital ..................................................   $35,385,818
Accumulated net investment loss ..................................      (361,534)
Accumulated net realized loss on sale of investments .............    (1,944,279)
Net unrealized appreciation in value of investments ..............     9,441,233
                                                                     -----------
Net assets .......................................................   $42,521,238
                                                                     ===========
CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized) .......................     1,567,592
Net assets .......................................................   $27,745,142
Net asset value and redemption price per share ...................   $     17.70
                                                                     ===========
Maximum offering price per share
   (net asset value divided by 94.25%) ...........................   $     18.78
                                                                     ===========
CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) .......................       594,922
Net assets .......................................................   $ 9,720,099
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ...  $     16.34
                                                                     ===========
CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized) .......................       303,753
Net assets .......................................................   $ 5,055,997
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ...   $     16.65
                                                                     ===========
(1) Investments, at cost .........................................   $32,877,068

Statement of Operations
For the Six Months Ended March 31, 2006

INVESTMENT INCOME:
   Dividends ......................................................   $   39,364
   Interest .......................................................       38,372
                                                                      ----------
   Total investment income ........................................       77,736
                                                                      ----------
EXPENSES:
   Management fees ................................................      191,191
   Transfer agent/maintenance fees ................................       93,472
   Administration fees ............................................       19,026
   Custodian fees .................................................       10,258
   Directors' fees ................................................          450
   Professional fees ..............................................        5,391
   Reports to shareholders ........................................        3,383
   Registration fees ..............................................       16,606
   Other expenses .................................................        1,407
   12b-1 distribution plan fees - Class A .........................       30,985
   12b-1 distribution plan fees - Class B .........................       44,254
   12b-1 distribution plan fees - Class C .........................       22,997
                                                                      ----------
   Total expenses .................................................      439,420
   Less: Earnings credits .........................................         (150)
                                                                      ----------
   Net expenses ...................................................      439,270
                                                                      ----------
   Net investment loss ............................................     (361,534)
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ....................................................    2,112,086
                                                                      ----------
   Net realized gain ..............................................    2,112,086
                                                                      ----------
Net unrealized appreciation during the period on:
   Investments ....................................................    2,785,249
                                                                      ----------
   Net unrealized appreciation ....................................    2,785,249
                                                                      ----------
   Net realized and unrealized gain ...............................    4,897,335
                                                                      ----------
   Net increase in net assets resulting from operations ...........   $4,535,801
                                                                      ==========


                                       76                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                       SMALL CAP GROWTH SERIES

                                                       SIX MONTHS
                                                      ENDED MARCH    YEAR ENDED
                                                        31, 2006      SEPTEMBER
                                                      (unaudited)     30, 2005
                                                      -----------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ............................   $  (361,534)  $   (703,494)
   Net realized gain during the period on
      investments .................................     2,112,086      4,851,401
   Net unrealized appreciation during the period on
      investments .................................     2,785,249      1,920,648
                                                      -----------   ------------
Net increase in net assets resulting from
      operations ..................................     4,535,801      6,068,555
                                                      -----------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A .....................................     6,265,022      8,144,188
      Class B .....................................     1,636,567      1,848,399
      Class C .....................................       538,265      1,278,043
   Cost of shares redeemed
      Class A .....................................    (4,139,837)   (10,786,990)
      Class B .....................................    (1,217,938)    (4,281,215)
      Class C .....................................      (436,322)    (1,752,947)
                                                      -----------   ------------
   Net increase (decrease) from capital share
      transactions ................................     2,645,757     (5,550,522)
                                                      -----------   ------------
   Net increase in net assets .....................     7,181,558        518,033
                                                      -----------   ------------
NET ASSETS:
   Beginning of period ............................    35,339,680     34,821,647
                                                      -----------   ------------
   End of period ..................................   $42,521,238   $ 35,339,680
                                                      ===========   ============
   Accumulated net investment loss at end of
      period ......................................   $  (361,534)  $         --
                                                      ===========   ============
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A .....................................       383,082        560,063
      Class B .....................................       107,752        138,265
      Class C .....................................        34,784         91,558
   Shares redeemed
      Class A .....................................      (251,795)      (759,381)
      Class B .....................................       (80,029)      (324,239)
      Class C .....................................       (28,103)      (128,106)


                                       77                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                       SMALL CAP GROWTH SERIES

                                                 SIX                            YEAR ENDED
                                            MONTHS ENDED                      SEPTEMBER 30,
                                              MARCH 31,    ---------------------------------------------------
CLASS A                                        2006(g)       2005       2004       2003     2002(f)      2001
-------                                     ------------   -------    -------    -------    -------    -------
PER SHARE DATA
Net asset value, beginning of period          $ 15.76      $ 13.11    $ 11.63    $  7.88    $  9.80    $ 22.08
                                              -------      -------    -------    -------    -------    -------
Income (loss) from investment operations:
Net investment loss(c)                          (0.13)       (0.24)     (0.25)     (0.18)     (0.20)     (0.18)
Net gain (loss) on securities
   (realized and unrealized)                     2.07         2.89       1.73       3.93      (1.72)    (10.78)
                                              -------      -------    -------    -------    -------    -------
Total from investment operations                 1.94         2.65       1.48       3.75      (1.92)    (10.96)
                                              -------      -------    -------    -------    -------    -------
Less distributions:
Distributions from realized gains                  --           --         --         --         --      (1.32)
                                              -------      -------    -------    -------    -------    -------
Total distributions                                --           --         --         --         --      (1.32)
                                              -------      -------    -------    -------    -------    -------
Net asset value, end of period                $ 17.70      $ 15.76    $ 13.11    $ 11.63    $  7.88    $  9.80
                                              =======      =======    =======    =======    =======    =======
TOTAL RETURN(a)                                 12.31%       20.21%     12.73%     47.59%    (19.59%)   (51.94%)
                                              -------      -------    -------    -------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $27,745      $22,637    $21,443    $14,406    $ 8,350    $17,235
                                              -------      -------    -------    -------    -------    -------
Ratios to average net assets:
Net investment loss                             (1.63%)      (1.67%)    (1.95%)    (2.01%)    (1.93%)    (1.32%)
Total expenses(b)                                2.03%        2.10%      2.09%      2.51%      2.14%      1.91%
Net expenses(d)                                  2.03%        2.10%      2.09%      2.25%      2.14%      1.91%
Expenses prior to custodian earnings
   credits and net of expense waivers            2.03%        2.10%      2.09%      2.25%      2.14%      1.91%
                                              -------      -------    -------    -------    -------    -------
Portfolio turnover rate                           139%         134%       157%       206%       302%       394%

                                                 SIX                          YEAR ENDED
                                            MONTHS ENDED                     SEPTEMBER 30,
                                              MARCH 31,    ------------------------------------------------
CLASS B                                        2006(g)       2005     2004      2003     2002(f)      2001
-------                                     ------------   -------   ------    ------    -------    -------
PER SHARE DATA
Net asset value, beginning of period          $14.60       $12.24    $10.94    $ 7.47    $  9.37    $ 21.34
                                              ------       ------    ------    ------    -------    -------
Income (loss) from investment operations:
Net investment loss(c)                         (0.18)       (0.33)    (0.33)    (0.24)     (0.26)     (0.28)
Net gain (loss) on securities
   (realized and unrealized)                    1.92         2.69      1.63      3.71      (1.64)    (10.37)
                                              ------       ------    ------    ------    -------    -------
Total from investment operations                1.74         2.36      1.30      3.47      (1.90)    (10.65)
                                              ------       ------    ------    ------    -------    -------
Less distributions:
Distributions from realized gains                 --           --        --        --         --      (1.32)
                                              ------       ------    ------    ------    -------    -------
Total distributions                               --           --        --        --         --      (1.32)
                                              ------       ------    ------    ------    -------    -------
Net asset value, end of period                $16.34       $14.60    $12.24    $10.94    $  7.47    $  9.37
                                              ======       ======    ======    ======    =======    =======
TOTAL RETURN(a)                                11.92%       19.28%    11.88%    46.45%    (20.28%)   (52.31%)
                                              ------       ------    ------    ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $9,720       $8,283    $9,218    $6,838    $ 4,292    $ 6,173
                                              ------       ------    ------    ------    -------    -------
Ratios to average net assets:
Net investment loss                            (2.38%)      (2.41%)   (2.69%)   (2.76%)    (2.69%)    (2.07%)
Total expenses(b)                               2.78%        2.85%     2.84%     3.23%      2.90%      2.67%
Net expenses(d)                                 2.78%        2.85%     2.83%     3.00%      2.90%      2.67%
Expenses prior to custodian earnings
   credits and net of expense waivers           2.78%        2.85%     2.84%     3.00%      2.90%      2.67%
                                              ------       ------    ------    ------    -------    -------
Portfolio turnover rate                          139%         134%      157%      206%       302%       394%


                                       78                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock               SECURITY EQUITY FUND
outstanding throughout each period                       SMALL CAP GROWTH SERIES

                                                 SIX                           YEAR ENDED
                                            MONTHS ENDED                      SEPTEMBER 30,
                                              MARCH 31,    --------------------------------------------------
CLASS C                                        2006(g)      2005      2004      2003     2002(e, f)     2001
-------                                     ------------   ------    ------    ------    ----------   -------
PER SHARE DATA
Net asset value, beginning of period          $14.88       $12.47    $11.15    $ 7.61     $  9.53     $ 21.74
                                              ------       ------    ------    ------     -------     -------
Income (loss) from investment operations:
Net investment loss(c)                         (0.18)       (0.33)    (0.33)    (0.24)      (0.26)      (0.28)
Net gain (loss) on securities
   (realized and unrealized)                    1.95         2.74      1.65      3.78       (1.66)     (10.61)
                                              ------       ------    ------    ------     -------     -------
Total from investment operations                1.77         2.41      1.32      3.54       (1.92)     (10.89)
                                              ------       ------    ------    ------     -------     -------
Less distributions:
Distributions from realized gains                 --           --        --        --          --       (1.32)
                                              ------       ------    ------    ------     -------     -------
Total distributions                               --           --        --        --          --       (1.32)
Net asset value, end of period                $16.65       $14.88    $12.47    $11.15     $  7.61     $  9.53
                                              ======       ======    ======    ======     =======     =======
TOTAL RETURN(a)                                11.90%       19.33%    11.84%    46.52%     (20.15%)    (52.46%)
                                              ------       ------    ------    ------     -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)      $5,056       $4,420    $4,160    $3,533     $ 2,164     $ 2,339
                                              ------       ------    ------    ------     -------     -------
Ratios to average net assets:
Net investment loss                            (2.38%)      (2.42%)   (2.69%)   (2.76%)     (2.69%)     (2.09%)
Total expenses(b)                               2.78%        2.85%     2.83%     3.23%       2.91%       2.68%
Net expenses(d)                                 2.78%        2.85%     2.82%     3.00%       2.91%       2.68%
Expenses prior to custodian earnings
   credits and net of expense waivers           2.78%        2.85%     2.83%     3.00%       2.91%       2.68%
                                              ------       ------    ------    ------     -------     -------
Portfolio turnover rate                          139%         134%      157%      206%        302%        394%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment loss was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(e) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(f) RS Investments, Inc. became the sub-adviser of Small Cap Growth Series effective September 3, 2002. Prior to September 3, 2002, Security Management Company, LLC (SMC) paid Strong Capital Management, Inc. for sub-advisory services.

(g) Unaudited figures for the six months ended March 31, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       79                See accompanying notes.

                       This page left blank intentionally.

                              SECURITY EQUITY FUND

                            Social Awareness Series

                           (SECURITY BENEFIT(SM) LOGO)
                        SECURITY MANAGEMENT COMPANY, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                            SECURITY EQUITY FUND
Performance Summary                                      SOCIAL AWARENESS SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

SOCIAL AWARENESS SERIES VS.
S&P 500 INDEX

                              (PERFORMANCE GRAPH)

SOCIAL AWARENESS SERIES

 11/1/96    9,425.00
12/31/96    9,443.85
 3/31/97    9,010.30
 6/30/97   10,436.62
 9/30/97   11,303.72
12/31/97   11,547.06
 3/31/98   13,051.83
 6/30/98   13,341.45
 9/30/98   12,195.56
12/31/98   15,061.35
 3/31/99   15,477.05
 6/30/99   16,449.17
 9/30/99   15,381.12
12/31/99   17,400.39
 3/31/00   18,360.95
 6/30/00   17,789.81
 9/30/00   16,900.64
12/31/00   15,228.70
 3/31/01   13,441.76
 6/30/01   14,030.79
 9/30/01   11,879.84
12/31/01   13,236.59
 3/31/02   13,196.88
 6/30/02   11,469.51
 9/30/02    9,761.99
12/31/02   10,483.38
 3/31/03   10,192.18
 6/30/03   11,548.93
 9/30/03   11,807.04
12/31/03   12,826.26
 3/31/04   12,892.44
 6/30/04   13,051.28
 9/30/04   12,402.69
12/31/04   13,355.72
 3/31/05   12,766.69
 6/30/05   13,051.28
 9/30/05   13,435.14
12/31/05   13,924.89
 3/31/06   14,494.07

S&P 500

INCEPTION 11/1/96   10,000.00
         12/31/96   10,543.03
          3/31/97   10,825.35
          6/30/97   12,715.48
          9/30/97   13,669.03
         12/31/97   14,062.00
          3/31/98   16,023.66
          6/30/98   16,552.94
          9/30/98   14,905.78
         12/31/98   18,078.99
          3/31/99   18,982.39
          6/30/99   20,320.16
          9/30/99   19,051.03
         12/31/99   21,885.54
          3/31/00   22,388.55
         06/30/00   21,794.86
         09/30/00   21,584.04
         12/31/00   19,896.73
        3/31/2001   17,538.83
        6/30/2001   18,565.85
        9/30/2001   15,842.36
       12/31/2001   17,536.24
        3/31/2002   17,583.90
        6/30/2002   15,228.68
        9/30/2002   12,598.57
       12/31/2002   13,662.59
        3/31/2003   13,232.30
        6/30/2003   15,269.15
        9/30/2003   15,673.27
       12/31/2003   17,583.18
        3/31/2004   17,881.46
        6/30/2004   18,189.77
        9/30/2004   17,848.74
       12/31/2004   19,496.86
        3/31/2005   19,076.84
        6/30/2005   19,336.53
        9/30/2005   20,034.31
       12/31/2005   20,450.52
        3/31/2006   21,310.15

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Social Awareness Series on November 1, 1996 (date of inception), reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The S&P 500 Index is a capitalization-weighted index composed of 500 selected common stocks that represent the broad domestic economy and is a widely recognized unmanaged index of market performance.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-06        1 YEAR   5 YEARS    SINCE INCEPTION
---------------------        ------   -------   ----------------
A Shares                     13.53%    1.52%      4.68% (11-1-96)

A Shares with sales charge    6.99%    0.32%      4.02% (11-1-96)

B Shares                     12.71%    0.70%      3.69% (11-1-96)

B Shares with CDSC            7.71%    0.31%      3.69% (11-1-96)

C Shares                     12.70%    0.71%    (1.96%) (1-29-99)

C Shares with CDSC           11.70%    0.71%    (1.96%) (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Series will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Series and in the absence of such waivers, the performance quoted would be reduced.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                   12.78%
Consumer Staples                         10.99
Energy                                    2.76
Financials                               12.22
Health Care                              19.49
Industrials                              14.36
Information Technology                   19.53
Materials                                 2.39
Telecommunication Services                2.12
Repurchase Agreement                      3.40
Liabilities, less cash & other assets    (0.04)
                                        ------
Total net assets                        100.00%
                                        ======


                                       82                See accompanying notes.

                                                            SECURITY EQUITY FUND
Performance Summary                                      SOCIAL AWARENESS SERIES
May 15, 2006                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR SERIES EXPENSES

CALCULATING YOUR ONGOING SERIES EXPENSES

EXAMPLE

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 - March 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Series actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SERIES EXPENSES

                      BEGINNING      ENDING     EXPENSES
                       ACCOUNT      ACCOUNT        PAID
                        VALUE        VALUE        DURING
                       10-01-05   03-31-06(1)   PERIOD(2)
                      ---------   -----------   ---------
Social Awareness
   Series - Class A
   Actual             $1,000.00    $1,078.80      $ 9.23
   Hypothetical        1,000.00     1,016.06        8.95

Social Awareness
   Series - Class B
   Actual              1,000.00     1,074.50       13.09
   Hypothetical        1,000.00     1,012.32       12.69

Social Awareness
   Series - Class C
   Actual              1,000.00     1,075.00       13.09
   Hypothetical        1,000.00     1,012.32       12.69

(1) The actual ending account value is based on the actual total return of the Series for the period October 1, 2005 to March 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Series expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2005 to March 31, 2006 was 7.88%, 7.45% and 7.50%, for
     Class A, B and C shares, respectively.

(2) Expenses are equal to the Series annualized expense ratio (1.78%, 2.53% and 2.53% for Class A, B and C shares, respectively), net of any applicable fee waivers or earnings credits, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                            SECURITY EQUITY FUND
Schedule of Investments                                  SOCIAL AWARENESS SERIES
March 31, 2006                                                       (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS - 96.6%

AIR FREIGHT & LOGISTICS - 4.2%
FedEx Corporation                                            6,400   $  722,816
                                                                     ----------
BIOTECHNOLOGY - 2.6%
Amgen, Inc.*                                                 6,100      443,775
                                                                     ----------
BROADCASTING & CABLE TV - 3.4%
CBS Corporation (Cl.B)*                                      7,800      187,044
Univision Communications, Inc.*                             11,300      389,511
                                                                     ----------
                                                                        576,555
                                                                     ----------
COMMUNICATIONS EQUIPMENT - 6.0%
ADC Telecommunications, Inc.*                               17,685      452,559
Cisco Systems, Inc.*                                        26,700      578,589
                                                                     ----------
                                                                      1,031,148
                                                                     ----------
CONSTRUCTION & ENGINEERING - 3.3%
Shaw Group, Inc.*                                           18,500      562,400
                                                                     ----------
CONSUMER FINANCE - 2.5%
American Express Company                                     8,150      428,282
                                                                     ----------
DATA PROCESSING & OUTSOURCED SERVICES - 3.0%
First Data Corporation                                      10,850      507,997
                                                                     ----------
DRUG RETAIL - 3.4%
CVS Corporation                                             19,600      585,452
                                                                     ----------
ELECTRICAL COMPONENTS & EQUIPMENT - 2.1%
Power-One, Inc.*                                            49,000      352,800
                                                                     ----------
GENERAL MERCHANDISE STORES - 1.4%
Target Corporation                                           4,500      234,045
                                                                     ----------
HEALTH CARE EQUIPMENT - 8.6%
Fisher Scientific International, Inc.*                       5,500      374,275
Medtronic, Inc.                                             11,300      573,475
Zimmer Holdings, Inc.*                                       7,600      513,760
                                                                     ----------
                                                                      1,461,510
                                                                     ----------
HEALTH CARE SERVICES - 3.4%
Covance, Inc.*                                              10,000      587,500
                                                                     ----------
HOME IMPROVEMENT RETAIL - 3.4%
Home Depot, Inc.                                            13,800      583,740
                                                                     ----------
HYPERMARKETS & SUPERCENTERS - 2.9%
Costco Wholesale Corporation                                 9,200      498,272
                                                                     ----------
INDUSTRIAL GASES - 2.4%
Praxair, Inc.                                                7,400      408,110
                                                                     ----------
IT CONSULTING & OTHER SERVICES - 2.2%
Unisys Corporation*                                         53,700      369,993
                                                                     ----------
MANAGED HEALTH CARE - 2.3%
WellPoint, Inc.*                                             5,000      387,150
                                                                     ----------
MOVIES & ENTERTAINMENT - 4.6%
Time Warner, Inc.                                           29,000      486,910
Viacom, Inc. (Cl.B)*                                         7,800      302,640
                                                                     ----------
                                                                        789,550
                                                                     ----------

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                        ---------   ------------
COMMON STOCKS (CONTINUED)

MULTI-LINE INSURANCE - 4.6%
American International Group, Inc.                         11,854   $   783,431
                                                                    -----------
OIL & GAS EQUIPMENT & SERVICES - 1.6%
BJ Services Company                                         8,000       276,800
                                                                    -----------
OIL & GAS STORAGE & TRANSPORTATION - 1.1%
Williams Companies, Inc.                                    9,100       194,649
                                                                    -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 5.1%
First Marblehead Corporation                               13,700       592,525
JP Morgan Chase & Company                                   6,800       283,152
                                                                    -----------
                                                                        875,677
                                                                    -----------
PHARMACEUTICALS - 2.6%
Johnson & Johnson                                           7,604       450,309
                                                                    -----------
SEMICONDUCTORS - 4.1%
Analog Devices, Inc.                                        8,600       329,294
Intel Corporation                                          19,500       377,325
                                                                    -----------
                                                                        706,619
                                                                    -----------
SOFT DRINKS - 4.7%
Coca-Cola Company                                           9,300       389,391
PepsiCo, Inc.                                               7,000       404,530
                                                                    -----------
                                                                        793,921
                                                                    -----------
SYSTEMS SOFTWARE - 4.2%
Microsoft Corporation                                      26,500       721,065
                                                                    -----------
TRADING COMPANIES & DISTRIBUTORS - 2.1%
W.W. Grainger, Inc.                                         4,700       354,145
                                                                    -----------
TRUCKING - 2.7%
J.B. Hunt Transport Services, Inc.                         21,400       460,956
                                                                    -----------
WIRELESS TELECOMMUNICATION SERVICE - 2.1%
Sprint Nextel Corporation                                  14,000       361,760
                                                                    -----------
TOTAL COMMON STOCKS
   (cost $15,748,823)                                                16,510,427
                                                                    -----------
REPURCHASE AGREEMENT - 3.4%
United Missouri Bank, 4.36%, dated 03-31-06, matures
   04-03-06; repurchase amount of $578,210
   (Collateralized by FHLMC, 4.35%, 06-02-08 with a
   value of $590,416)                                   $ 578,000       578,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENT
   (cost $578,000)                                                      578,000
                                                                    -----------
TOTAL INVESTMENTS - 100.0%
   (cost $16,326,823)                                                17,088,427
LIABILITIES, LESS CASH & OTHER ASSETS - (0.0%)                           (5,191)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $17,083,236
                                                                    ===========

The identified cost of investments owned at March 31, 2006 was the same for federal income tax and financial statement purposes.

*    Non-income producing security


                                       84                See accompanying notes.

                                                            SECURITY EQUITY FUND
                                                         SOCIAL AWARENESS SERIES
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments, at value(1) ........................................   $17,088,427
Cash ............................................................           387
Receivables:
   Fund shares sold .............................................         5,194
   Dividends ....................................................         5,694
Prepaid expenses ................................................        20,150
                                                                    -----------
Total assets ....................................................    17,119,852
                                                                    -----------
LIABILITIES:
Payable for:
   Fund shares redeemed .........................................         5,522
   Management fees ..............................................        11,019
   Custodian fees ...............................................         1,400
   Transfer agent and administration fees .......................         3,649
   Professional fees ............................................         6,115
   12b-1 distribution plan fees .................................         8,678
   Director's fees ..............................................            88
   Other ........................................................           145
                                                                    -----------
Total liabilities ...............................................        36,616
                                                                    -----------
NET ASSETS ......................................................   $17,083,236
                                                                    ===========
NET ASSETS CONSIST OF:
Paid in capital .................................................   $17,412,211
Accumulated net investment loss .................................       (94,011)
Accumulated net realized loss on sale of investments ............      (996,568)
Net unrealized appreciation in value of investments .............       761,604
                                                                    -----------
Net assets ......................................................   $17,083,236
                                                                    ===========
CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized) ......................       514,461
Net assets ......................................................   $11,266,301
Net asset value and redemption price per share ..................   $     21.90
                                                                    ===========
Maximum offering price per share
   (net asset value divided by 94.25%) ..........................   $     23.24
                                                                    ===========
CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) ......................       207,741
Net assets ......................................................   $ 4,163,968
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge) ......................................................   $     20.04
                                                                    ===========
CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized) ......................        80,628
Net assets ......................................................   $ 1,652,967
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales
   charge) ......................................................   $     20.50
                                                                    ===========
(1)Investments, at cost .........................................   $16,326,823

Statement of Operations
For the Six Months Ended March 31, 2006

INVESTMENT INCOME:
   Dividends .....................................................   $   66,179
   Interest ......................................................       12,954
                                                                     ----------
   Total investment income .......................................       79,133
                                                                     ----------
EXPENSES:
   Management fees ...............................................       84,845
   Custodian fees ................................................        2,128
   Transfer agent/maintenance fees ...............................       24,000
   Administration fees ...........................................       12,826
   Directors' fees ...............................................          230
   Professional fees .............................................        8,392
   Reports to shareholders .......................................        2,235
   Registration fees .............................................       15,559
   Other expenses ................................................          988
   12b-1 distribution plan fees - Class A ........................       13,898
   12b-1 distribution plan fees - Class B ........................       21,020
   12b-1 distribution plan fees - Class C ........................        8,234
                                                                     ----------
   Total expenses ................................................      194,355
   Less: Expenses waived .........................................      (21,211)
                                                                     ----------
   Net expenses ..................................................      173,144
                                                                     ----------
   Net investment loss ...........................................      (94,011)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain during the period on:
   Investments ...................................................      554,863
                                                                     ----------
   Net realized gain .............................................      554,863
                                                                     ----------
Net unrealized appreciation during the period on:
   Investments ...................................................      804,847
                                                                     ----------
   Net unrealized appreciation ...................................      804,847
                                                                     ----------
   Net realized and unrealized gain ..............................    1,359,710
                                                                     ----------
   Net increase in net assets resulting from operations ..........   $1,265,699
                                                                     ==========


                                       85                See accompanying notes.

                                                            SECURITY EQUITY FUND
Statement of Changes in Net Assets                       SOCIAL AWARENESS SERIES

                                                                      SIX MONTHS
                                                                        ENDED
                                                                      MARCH 31,      YEAR ENDED
                                                                         2006      SEPTEMBER 30,
                                                                     (unaudited)        2005
                                                                     -----------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ...........................................   $   (94,011)   $   (10,128)
   Net realized gain (loss) during the period on investments .....       554,863        (90,090)
   Net unrealized appreciation during the period on investments ..       804,847      1,425,092
                                                                     -----------    -----------
   Net increase in net assets resulting from operations ..........     1,265,699      1,324,874
                                                                     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A ....................................................     1,060,726      2,732,571
      Class B ....................................................       200,651        383,674
      Class C ....................................................        86,539        446,322
   Cost of shares redeemed
      Class A ....................................................    (1,362,904)    (2,543,663)
      Class B ....................................................      (629,226)    (2,114,208)
      Class C ....................................................      (163,845)      (564,810)
                                                                     -----------    -----------
   Net decrease from capital share transactions ..................      (808,059)    (1,660,114)
                                                                     -----------    -----------
   Net increase (decrease) in net assets .........................       457,640       (335,240)
                                                                     -----------    -----------
NET ASSETS:
   Beginning of period ...........................................    16,625,596     16,960,836
                                                                     -----------    -----------
   End of period .................................................   $17,083,236    $16,625,596
                                                                     ===========    ===========
   Accumulated net investment loss at end of period ..............   $   (94,011)   $        --
                                                                     ===========    ===========
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A ....................................................        50,295        139,285
      Class B ....................................................        10,338         21,066
      Class C ....................................................         4,377         24,090
   Shares redeemed
      Class A ....................................................       (64,207)      (128,966)
      Class B ....................................................       (32,661)      (116,183)
      Class C ....................................................        (8,202)       (30,640)


                                       86                See accompanying notes.

Financial Highlights
Selected data for each share of capital                     SECURITY EQUITY FUND
stock outstanding throughout each period                 SOCIAL AWARENESS SERIES

                                            SIX MONTHS
                                               ENDED                  YEAR ENDED SEPTEMBER 30,
                                             MARCH 31,   -------------------------------------------------
CLASS A                                       2006(f)      2005      2004      2003       2002       2001
-------                                     ----------   -------    ------    ------    -------    -------
PER SHARE DATA
Net asset value, beginning of period         $ 20.30     $ 18.74    $17.84    $14.75    $ 17.95    $ 26.04
                                             -------     -------    ------    ------    -------    -------
Income (loss) from investment operations:
Net investment income (loss)(c)                (0.09)       0.04     (0.10)    (0.13)     (0.11)     (0.07)
Net gain (loss) on securities (realized
   and unrealized)                              1.69        1.52      1.00      3.22      (3.09)     (7.55)
                                             -------     -------    ------    ------    -------    -------
Total from investment operations                1.60        1.56      0.90      3.09      (3.20)     (7.62)
                                             -------     -------    ------    ------    -------    -------
Less distributions:
Distributions from realized gains                 --          --        --        --         --      (0.47)
                                             -------     -------    ------    ------    -------    -------
Total distributions                               --          --        --        --         --      (0.47)
                                             -------     -------    ------    ------    -------    -------
Net asset value, end of period               $ 21.90     $ 20.30    $18.74    $17.84    $ 14.75    $ 17.95
                                             =======     =======    ======    ======    =======    =======

TOTAL RETURN(a)                                 7.88%       8.32%     5.04%    20.95%    (17.83%)   (29.71%)
                                             -------     -------    ------    ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $11,266     $10,725    $9,708    $9,243    $ 7,355    $10,909
                                             -------     -------    ------    ------    -------    -------
Ratios to average net assets:
Net investment income (loss)                   (0.85%)      0.20%    (0.55%)   (0.76%)    (0.58%)    (0.30%)
Total expenses(b)                               2.03%       2.04%     1.93%     2.05%      1.66%      1.43%
Net expenses(d)                                 1.78%       1.79%     1.76%     2.05%      1.66%      1.43%
Expenses prior to custodian earnings
   credits and net of expense waivers           1.78%       1.79%     1.77%     2.05%      1.66%      1.43%
                                             -------     -------    ------    ------    -------    -------
Portfolio turnover rate                           24%         42%       28%       26%         3%        17%

                                            SIX MONTHS
                                               ENDED                 YEAR ENDED SEPTEMBER 30,
                                             MARCH 31,   ------------------------------------------------
CLASS B                                       2006(f)     2005      2004      2003       2002       2001
-------                                     ----------   ------    ------    ------    -------    -------
PER SHARE DATA
Net asset value, beginning of period         $18.65      $17.34    $16.63    $13.85    $ 17.01    $ 24.96
                                             ------      ------    ------    ------    -------    -------
Income (loss) from investment operations:
Net investment loss(c)                        (0.16)      (0.08)    (0.23)    (0.24)     (0.26)     (0.28)
Net gain (loss) on securities (realized
   and unrealized)                             1.55        1.39      0.94      3.02      (2.90)     (7.20)
                                             ------      ------    ------    ------    -------    -------
Total from investment operations               1.39        1.31      0.71      2.78      (3.16)     (7.48)
                                             ------      ------    ------    ------    -------    -------
Less distributions:
Distributions from realized gains                --          --        --        --         --      (0.47)
                                             ------      ------    ------    ------    -------    -------
Total distributions                              --          --        --        --         --      (0.47)
                                             ------      ------    ------    ------    -------    -------
Net asset value, end of period               $20.04      $18.65    $17.34    $16.63    $ 13.85    $ 17.01
                                             ======      ======    ======    ======    =======    =======

TOTAL RETURN(a)                                7.45%       7.56%     4.27%    20.07%    (18.58%)   (30.44%)
                                             ------      ------    ------    ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $4,164      $4,290    $5,639    $6,153    $ 5,999    $ 8,969
                                             ------      ------    ------    ------    -------    -------
Ratios to average net assets:
Net investment loss                           (1.60%)     (0.44%)   (1.30%)   (1.51%)    (1.49%)    (1.31%)
Total expenses(b)                              2.78%       2.79%     2.68%     2.80%      2.57%      2.43%
Net expenses(d)                                2.53%       2.54%     2.51%     2.80%      2.57%      2.43%
Expenses prior to custodian earnings
   credits and net of expense waivers          2.53%       2.54%     2.52%     2.80%      2.57%      2.43%
                                             ------      ------    ------    ------    -------    -------
Portfolio turnover rate                          24%         42%       28%       26%         3%        17%


                                       87                See accompanying notes.

Financial Highlights
Selected data for each share of capital                     SECURITY EQUITY FUND
stock outstanding throughout each period                 SOCIAL AWARENESS SERIES

                                            SIX MONTHS
                                               ENDED                 YEAR ENDED SEPTEMBER 30,
                                             MARCH 31,   ------------------------------------------------
CLASS A                                       2006(f)     2005      2004      2003     2002(e)      2001
-------                                     ----------   ------    ------    ------    -------    -------
PER SHARE DATA
Net asset value, beginning of period         $19.07      $17.74    $17.01    $14.17    $ 17.40    $ 25.50
                                             ------      ------    ------    ------    -------    -------
Income (loss) from investment operations:
Net investment loss(c)                        (0.16)      (0.10)    (0.24)    (0.24)     (0.26)     (0.28)
Net gain (loss) on securities (realized
   and unrealized)                             1.59        1.43      0.97      3.08      (2.97)     (7.35)
                                             ------      ------    ------    ------    -------    -------
Total from investment operations               1.43        1.33      0.73      2.84      (3.23)     (7.63)
                                             ------      ------    ------    ------    -------    -------

Less distributions:
Distributions from realized gains                --          --        --        --         --      (0.47)
                                             ------      ------    ------    ------    -------    -------
Total distributions                              --          --        --        --         --      (0.47)
                                             ------      ------    ------    ------    -------    -------
Net asset value, end of period               $20.50      $19.07    $17.74    $17.01    $ 14.17    $ 17.40
                                             ======      ======    ======    ======    =======    =======

TOTAL RETURN(a)                                7.50%       7.50%     4.29%    20.04%    (18.56%)   (30.39%)
                                             ------      ------    ------    ------    -------    -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)     $1,653      $1,611    $1,614    $1,548    $ 1,123    $ 1,126
                                             ------      ------    ------    ------    -------    -------
Ratios to average net assets:
Net investment loss                           (1.60%)     (0.51%)   (1.30%)   (1.51%)    (1.48%)    (1.33%)
Total expenses(b)                              2.78%       2.79%     2.68%     2.80%      2.57%      2.45%
Net expenses(d)                                2.53%       2.54%     2.51%     2.80%      2.57%      2.45%
Expenses prior to custodian earnings
   credits and net of expense waivers          2.53%       2.54%     2.52%     2.80%      2.57%      2.45%
                                             ------      ------    ------    ------    -------    -------
Portfolio turnover rate                          24%         42%       28%       26%         3%        17%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Total expense information reflects expense ratios absent fund expense reductions by the Investment Manager.

(c) Net investment income (loss) was computed using average shares outstanding throughout the period.

(d) Net expense information reflects expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

(e) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(f) Unaudited figures for the six months ended March 31, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       88                See accompanying notes.

                          SECURITY LARGE CAP VALUE FUND

                           (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SECURITY
Performance Summary                                         LARGE CAP VALUE FUND
May 15, 2006                                                         (unaudited)

PERFORMANCE

SECURITY LARGE CAP VALUE FUND VS.
RUSSELL 1000 VALUE INDEX

                               (PERFORMANCE GRAPH)

LARGE CAP VALUE INVESTMENT

 3/31/96    9,425.00
 6/30/96    9,796.99
 9/30/96   10,206.97
12/31/96   10,528.26
 3/31/97   10,502.11
 6/30/97   11,957.15
 9/30/97   13,810.55
12/31/97   13,864.25
 3/31/98   14,990.97
 6/30/98   14,499.61
 9/30/98   12,712.91
12/31/98   13,821.28
 3/31/99   13,821.28
 6/30/99   15,807.10
 9/30/99   14,238.30
12/31/99   14,168.09
 3/31/00   13,325.00
 6/30/00   12,605.29
 9/30/00   13,201.62
12/31/00   13,141.75
 3/31/01   12,250.43
 6/30/01   12,747.91
 9/30/01   11,131.10
12/31/01   12,407.69
 3/31/02   12,261.97
 6/30/02   10,929.60
 9/30/02    8,847.77
12/31/02    9,409.86
 3/31/03    8,931.04
 6/30/03   10,263.41
 9/30/03   10,638.14
12/31/03   11,975.25
 3/31/04   12,350.78
 6/30/04   12,204.74
 9/30/04   11,912.66
12/31/04   13,185.30
 3/31/05   13,039.26
 6/30/05   13,060.12
 9/30/05   14,144.99
12/31/05   14,453.53
 3/31/06   15,397.52

RUSSELL 1000 VALUE INDEX

 3/31/1996   10,000.00
   6/30/96   10,171.61
   9/30/96   10,467.70
  12/31/96   11,511.81
   3/31/97   11,806.66
   6/30/97   13,547.53
   9/30/97   14,896.23
  12/31/97   15,562.19
   3/31/98   17,375.74
   6/30/98   17,453.86
   9/30/98   15,433.01
  12/31/98   17,995.72
   3/31/99   18,254.11
   6/30/99   20,311.94
   9/30/99   18,322.72
  12/31/99   19,319.25
   3/31/00   19,411.52
  06/30/00   18,501.78
  09/30/00   19,956.53
  12/31/00   20,675.28
 3/31/2001   19,464.64
 6/30/2001   20,414.34
 9/30/2001   18,177.93
12/31/2001   19,518.67
 3/31/2002   20,316.96
 6/30/2002   18,586.36
 9/30/2002   15,097.11
12/31/2002   16,489.30
 3/31/2003   15,687.27
 6/30/2003   18,397.46
 9/30/2003   18,777.02
12/31/2003   21,441.32
 3/31/2004   22,089.49
 6/30/2004   22,284.10
 9/30/2004   22,627.24
12/31/2004   24,976.38
 3/31/2005   24,996.60
 6/30/2005   25,414.83
 9/30/2005   26,401.39
12/31/2005   26,736.80
 3/31/2006   28,320.85

                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Security Large Cap Value Fund on March 31, 1996, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 1000 Value Index is an unmanaged index representing the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

AVERAGE ANNUAL RETURNS

                                                             SINCE
PERIODS ENDED 3-31-06        1 YEAR   5 YEARS   10 YEARS   INCEPTION
---------------------        ------   -------   --------   ---------
A Shares                     18.09%    4.68%      5.03%       --
A Shares with sales charge   11.32%    3.45%      4.42%       --
B Shares                     17.29%    3.85%      4.06%       --
B Shares with CDSC           12.29%    3.50%      4.06%       --
C Shares                     17.30%    3.84%      N/A        0.83%
                                                           (1-29-99)
C Shares with CDSC           16.30%    3.84%      N/A        0.83%
                                                           (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maxi- mum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a share- holder would pay on distributions or redemption of Fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    7.76%
Consumer Staples                         12.94
Energy                                   13.43
Financials                               15.34
Health Care                               7.52
Industrials                              18.49
Information Technology                    5.88
Materials                                 6.04
Telecommunication Services                3.01
Utilities                                 1.56
Exchange Traded Funds                     5.94
Commercial Paper                          1.60
Repurchase Agreement                      0.60
Liabilities, less cash & other assets    (0.11)
                                        ------
Total net assets                        100.00%
                                        ======


                                       90                See accompanying notes.

                                                                        SECURITY
Performance Summary                                         LARGE CAP VALUE FUND
May 15, 2006                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 - March 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                                  BEGINNING         ENDING      EXPENSES PAID
                                ACCOUNT VALUE   ACCOUNT VALUE       DURING
                                   10-01-05      03-31-06(1)      PERIOD(2)
                                -------------   -------------   -------------
Security Large Cap Value Fund
   - Class A
   Actual                         $1,000.00       $1,088.60         $ 7.97
   Hypothetical                    1,000.00        1,017.30           7.70
Security Large Cap Value Fund
   - Class B
   Actual                          1,000.00        1,084.60          11.85
   Hypothetical                    1,000.00        1,013.56          11.45
Security Large Cap Value Fund
   - Class C
   Actual                          1,000.00        1,086.30          11.86
   Hypothetical                    1,000.00        1,013.56          11.45

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005 to March 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2005 to March 31, 2006 was 8.86%, 8.46% and 8.63%, for Class A,
     B and C shares, respectively.

(2) Expenses are equal to the Fund's annualized expense ratio (1.53%, 2.28% and 2.28% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                        SECURITY
Schedule of Investments                                     LARGE CAP VALUE FUND
March 31, 2006                                                       (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
COMMON STOCKS - 97.9%

AEROSPACE & DEFENSE - 3.0%
United Technologies Corporation                             32,800   $ 1,901,416
                                                                     -----------
AGRICULTURAL PRODUCTS - 2.5%
Archer-Daniels-Midland Company                              47,100     1,584,915
                                                                     -----------
ALUMINUM - 0.7%
Alcoa, Inc.                                                 14,800       452,288
                                                                     -----------
BROADCASTING & CABLE TV - 2.0%
CBS Corporation (Cl.B)*                                     15,100       362,098
Clear Channel Communications, Inc.                          31,800       922,518
                                                                     -----------
                                                                       1,284,616
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 2.1%
3Com Corporation*                                          260,000     1,331,200
                                                                     -----------
COMPUTER HARDWARE - 2.1%
Hewlett-Packard Company                                     40,900     1,345,610
                                                                     -----------
CONSTRUCTION & ENGINEERING - 7.0%
McDermott International, Inc.*                              47,700     2,597,265
Shaw Group, Inc.*                                           61,400     1,866,560
                                                                     -----------
                                                                       4,463,825
                                                                     -----------
CONSUMER FINANCE - 0.4%
PHH Corporation*                                             9,500       253,650
                                                                     -----------
DIVERSIFIED CHEMICALS - 3.4%
Dow Chemical Company                                        30,100     1,222,060
E.I. du Pont de Nemours & Company                           22,100       932,841
                                                                     -----------
                                                                       2,154,901
                                                                     -----------
DRUG RETAIL - 3.2%
CVS Corporation                                             69,400     2,072,978
                                                                     -----------
ELECTRIC UTILITIES - 1.6%
Edison International                                        24,300     1,000,674
                                                                     -----------
EXCHANGE TRADED FUNDS - 5.9%
iShares Russell 1000 Value Index Fund                       25,900     1,891,218
iShares S&P 500 Value Index Fund                            27,800     1,909,860
                                                                     -----------
                                                                       3,801,078
                                                                     -----------
HEALTH CARE EQUIPMENT - 3.0%
Fisher Scientific International, Inc.*                      27,900     1,898,595
                                                                     -----------
HEALTH CARE SERVICES - 2.1%
Medco Health Solutions, Inc.*                               23,500     1,344,670
                                                                     -----------
HYPERMARKETS & SUPERCENTERS - 3.2%
Costco Wholesale Corporation                                38,100     2,063,496
                                                                     -----------
INDUSTRIAL CONGLOMERATES - 6.0%
General Electric Company                                    57,000     1,982,460
Tyco International, Ltd.                                    68,900     1,852,032
                                                                     -----------
                                                                       3,834,492
                                                                     -----------
INTEGRATED OIL & GAS - 6.3%
Chevron Corporation                                         21,700   $ 1,257,949
ConocoPhillips                                              15,400       972,510
Exxon Mobil Corporation                                     29,300     1,783,198
                                                                     -----------
                                                                       4,013,657
                                                                     -----------
IT CONSULTING & OTHER SERVICES - 1.7%
Unisys Corporation*                                        157,400     1,084,486
                                                                     -----------
MANAGED HEALTH CARE - 2.5%
WellPoint, Inc.*                                            20,300     1,571,829
                                                                     -----------
MOVIES & ENTERTAINMENT - 5.7%
News Corporation                                            74,100     1,230,801
Time Warner, Inc.                                          111,100     1,865,369
Viacom, Inc. (Cl.B)*                                        15,100       585,880
                                                                     -----------
                                                                       3,682,050
                                                                     -----------
MULTI-LINE INSURANCE - 4.0%
American International Group, Inc.                          39,100     2,584,119
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 2.6%
Halliburton Company                                         22,400     1,635,648
                                                                     -----------
OIL & GAS REFINING & MARKETING - 2.6%
Sasol, Ltd. ADR                                             44,600     1,687,218
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 2.0%
Williams Companies, Inc.                                    58,800     1,257,732
                                                                     -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 7.8%
Citigroup, Inc.                                             34,000     1,606,160
First Marblehead Corporation(3)                             45,000     1,946,250
JP Morgan Chase & Company                                   34,500     1,436,580
                                                                     -----------
                                                                       4,988,990
                                                                     -----------
PACKAGED FOODS & MEATS - 2.0%
Tyson Foods, Inc.                                           95,600     1,313,544
                                                                     -----------
PROPERTY & CASUALTY INSURANCE - 3.1%
Berkshire Hathaway, Inc.*                                       22     1,987,700
                                                                     -----------
RAILROADS - 2.5%
Union Pacific Corporation                                   17,500     1,633,625
                                                                     -----------
SPECIALTY CHEMICALS - 2.0%
Rohm & Haas Company                                         25,800     1,260,846
                                                                     -----------
TOBACCO - 1.9%
Altria Group, Inc.                                          17,600     1,247,136
                                                                     -----------
WIRELESS TELECOMMUNICATION SERVICE - 3.0%
Alltel Corporation                                           7,400       479,150
Sprint Nextel Corporation                                   56,000     1,447,040
                                                                     -----------
                                                                       1,926,190
                                                                     -----------
TOTAL COMMON STOCKS
   (cost $55,048,865)                                                 62,663,174
                                                                     -----------


                                       92                See accompanying notes.

                                                                        SECURITY
Schedule of Investments                                     LARGE CAP VALUE FUND
March 31, 2006                                                       (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                        ----------   -----------
CORPORATE BOND - 0.0%

SERVICES - 0.0%
American Eco Corporation, 9.625% - 2008*(1,2)           $  125,000   $        --
                                                                     -----------
TOTAL CORPORATE BOND (cost $125,000)                                          --
                                                                     -----------
COMMERCIAL PAPER - 1.6%

BROKERAGE - 1.6%
Morgan Stanley, 4.75%, 04-03-06                          1,000,000       999,736
                                                                     -----------
TOTAL COMMERCIAL PAPER (cost $999,736)                                   999,736
                                                                     -----------
REPURCHASE AGREEMENT - 0.6%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $398,145 (Collateralized by GNMA,
   4.50%, 11-16-31 with a value of $405,997)               398,000       398,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENT (cost $398,000)                               398,000
                                                                     -----------
TOTAL INVESTMENTS - 100.1% (cost $56,571,601)                         64,060,910
LIABILITIES, LESS CASH & OTHER ASSETS - (0.1%)                           (71,920)
                                                                     -----------
TOTAL NET ASSETS - 100.0%                                            $63,988,990
                                                                     ===========

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $56,626,325.

*    Non-income producing security

ADR (American Depositary Receipt)

(1)  Security is in default due to bankruptcy.

(2) Security is fair valued by the Board of Directors and is illiquid. The total mar- ket value of fair valued and illiquid securities amounts to $0 or 0.0% of total assets.

(3)  Security is segregated as collateral for open written option contracts.


                                       93                See accompanying notes.

                                                                  SECURITY LARGE
                                                                  CAP VALUE FUND
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments, at value(1) .........................................   $64,060,910
Cash .............................................................           709
Receivables:
   Fund shares sold ..............................................        22,142
   Dividends .....................................................        67,337
Prepaid expenses .................................................        51,674
                                                                     -----------
Total assets .....................................................    64,202,772
                                                                     -----------
LIABILITIES:
Payable for:
   Fund shares redeemed ..........................................       100,651
   Written options, at value (premiums received, $23,243) ........        29,640
   Management fees ...............................................        32,241
   Custodian fees ................................................         3,200
   Transfer agent and administration fees ........................        10,556
   Professional fees .............................................        14,015
   12b-1 distribution plan fees ..................................        20,909
   Director's fees ...............................................         2,570
                                                                     -----------
Total liabilities ................................................       213,782
                                                                     -----------
NET ASSETS .......................................................   $63,988,990
                                                                     ===========
NET ASSETS CONSIST OF:
Paid in capital ..................................................   $62,280,035
Accumulated net investment loss ..................................       (21,493)
Accumulated net realized loss on sale of investments and written
   options .......................................................    (5,752,464)
Net unrealized appreciation in value of investments and options
   written .......................................................     7,482,912
                                                                     -----------
Net assets .......................................................   $63,988,990
                                                                     ===========
CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized) .......................     7,443,040
Net assets .......................................................   $54,666,451
Net asset value and redemption price per share ...................   $      7.34
                                                                     ===========
Maximum offering price per share
   (net asset value divided by 94.25%) ...........................   $      7.79
                                                                     ===========
CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) .......................       904,109
Net assets .......................................................   $ 6,258,656
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ...   $      6.92
                                                                     ===========
CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized) .......................       434,588
Net assets .......................................................   $ 3,063,883
Net asset value, offering and redemption price per share
   (excluding any applicable contingent deferred sales charge) ...   $      7.05
                                                                     ===========
(1)Investments, at cost ..........................................   $56,571,601

Statement of Operations
For the Six Months Ended March 31, 2006

INVESTMENT INCOME:
   Dividends .....................................................   $  414,830
   Interest ......................................................       24,586
                                                                     ----------
   Total investment income .......................................      439,416
                                                                     ----------
EXPENSES:
   Management fees ...............................................      177,466
   Transfer agent/maintenance fees ...............................       82,136
   Administration fees ...........................................       25,691
   Custodian fees ................................................        2,194
   Directors' fees ...............................................       14,478
   Professional fees .............................................        8,859
   Reports to shareholders .......................................       12,171
   Registration fees .............................................       19,448
   Other expenses ................................................        8,317
   12b-1 distribution plan fees - Class A ........................       56,147
   12b-1 distribution plan fees - Class B ........................       35,380
   12b-1 distribution plan fees - Class C ........................       13,057
                                                                     ----------
   Total expenses ................................................      455,344

   Less: Earnings credits ........................................          (29)
                                                                     ----------
   Net expenses ..................................................      455,315
                                                                     ----------
   Net investment loss ...........................................      (15,899)
                                                                     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain during the period on:
   Investments ...................................................    2,019,359
   Options written ...............................................       65,271
                                                                     ----------
   Net realized gain .............................................    2,084,630
                                                                     ----------
Net unrealized appreciation (depreciation)
   during the period on:
   Investments ...................................................    2,529,131
   Options written ...............................................       (9,973)
                                                                     ----------
   Net unrealized appreciation ...................................    2,519,158
                                                                     ----------
   Net realized and unrealized gain ..............................    4,603,788
                                                                     ----------
   Net increase in net assets resulting from operations ..........   $4,587,889
                                                                     ==========


                                       94                See accompanying notes.

                                                                        SECURITY
Statement of Changes in Net Assets                          LARGE CAP VALUE FUND

                                                      SIX MONTHS
                                                     ENDED MARCH    YEAR ENDED
                                                       31, 2006      SEPTEMBER
                                                     (unaudited)     30, 2005
                                                     -----------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss) ..................   $   (15,899)  $    226,529
   Net realized gain during the period on
      investments and options written ............     2,084,630      6,823,643
   Net unrealized appreciation during the period
      on investments and options written .........     2,519,158      2,430,519
                                                     -----------   ------------
   Net increase in net assets resulting from
      operations .................................     4,587,889      9,480,691
                                                     -----------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
      Class A ....................................      (232,389)            --
                                                     -----------   ------------
   Total distributions to shareholders ...........      (232,389)            --
                                                     -----------   ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A ....................................    14,364,497      6,416,077
      Class B ....................................       445,078      1,294,323
      Class C ....................................       740,110      1,300,122
   Distributions reinvested
      Class A ....................................       214,200             --
   Cost of shares redeemed
      Class A ....................................    (8,801,884)   (11,718,072)
      Class B ....................................    (3,252,406)    (4,481,711)
      Class C ....................................      (770,082)    (1,393,049)
                                                     -----------   ------------
   Net increase (decrease) from capital share
      transactions ...............................     2,939,513     (8,582,310)
                                                     -----------   ------------
   Net increase in net assets ....................     7,295,013        898,381
                                                     -----------   ------------
NET ASSETS:
   Beginning of period ...........................    56,693,977     55,795,596
                                                     -----------   ------------
   End of period .................................   $63,988,990   $ 56,693,977
                                                     ===========   ============
   Accumulated undistributed net investment income
      (loss) at end of period ....................   $   (21,493)  $    226,795
                                                     ===========   ============
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A ....................................     1,992,219      1,026,323
      Class B ....................................        67,430        220,087
      Class C ....................................       108,557        213,510
   Shares reinvested
      Class A ....................................        30,999             --
   Shares redeemed
      Class A ....................................    (1,261,588)    (1,883,545)
      Class B ....................................      (495,678)      (763,775)
      Class C ....................................      (120,403)      (231,421)


                                       95                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock outstanding               SECURITY
throughout each period                                      LARGE CAP VALUE FUND

                                            SIX MONTHS ENDED                YEAR ENDED SEPTEMBER 30,
                                                MARCH 31,      --------------------------------------------------
CLASS A                                          2006(i)       2005(g)     2004      2003    2002(d, f)   2001(c)
--------                                    ----------------   -------   -------   -------   ----------   -------
PER SHARE DATA
Net asset value, beginning of period           $  6.78         $  5.71   $  5.11   $  4.25   $  5.37      $  6.42
                                               -------         -------   -------   -------   -------      -------
Income (loss) from investment operations:
Net investment income(b)                            --            0.03      0.01      0.02      0.01         0.03
Net gain (loss) on securities (realized
   and unrealized)                                0.60            1.04      0.60      0.84     (1.10)       (1.03)
                                               -------         -------   -------   -------   -------      -------
Total from investment operations                  0.60            1.07      0.61      0.86     (1.09)       (1.00)
                                               -------         -------   -------   -------   -------      -------
Less distributions:
Dividends from net investment income             (0.04)             --     (0.01)       --     (0.03)       (0.05)
                                               -------         -------   -------   -------   -------      -------
Total distributions                              (0.04)             --     (0.01)       --     (0.03)       (0.05)
                                               -------         -------   -------   -------   -------      -------
Net asset value, end of period                 $  7.34         $  6.78   $  5.71   $  5.11   $  4.25      $  5.37
                                               =======         =======   =======   =======   =======      =======
TOTAL RETURN(a)                                   8.86%          18.74%    11.98%    20.24%   (20.51%)     (15.68%)
                                               -------         -------   -------   -------   -------      -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)       $54,666         $45,295   $43,071   $45,858   $32,997      $45,006
                                               -------         -------   -------   -------   -------      -------
Ratios to average net assets:
Net investment income                             0.08%(h)        0.56%     0.19%     0.41%     0.20%        0.49%
Total expenses                                    1.53%           1.61%     1.52%     1.45%     1.37%        1.32%
                                               -------         -------   -------   -------   -------      -------
Portfolio turnover rate                             44%            110%       75%       76%       68%         180%

                                            SIX MONTHS ENDED                YEAR ENDED SEPTEMBER 30,
                                                MARCH 31,      ---------------------------------------------------
CLASS B                                          2006(i)       2005(g)     2004      2003     2002(d, f)   2001(c)
-------                                     ----------------   -------   -------   -------    ----------   -------
PER SHARE DATA
Net asset value, beginning of period             $ 6.38        $ 5.42    $  4.87   $  4.08     $  5.18     $  6.21
                                                 ------        -------   -------   -------     -------     -------
Income (loss) from investment operations:
Net investment loss(b)                            (0.02)        (0.01)     (0.03)    (0.02)      (0.04)      (0.03)
Net gain (loss) on securities (realized
   and unrealized)                                 0.56          0.97       0.58      0.81       (1.06)      (1.00)
                                                 ------        -------   -------   -------     -------     -------
Total from investment operations                   0.54          0.96       0.55      0.79       (1.10)      (1.03)
                                                 ------        -------   -------   -------     -------     -------
Net asset value, end of period                   $ 6.92        $ 6.38    $  5.42   $  4.87     $  4.08     $  5.18
                                                 ======        ======    =======   =======     =======     =======
TOTAL RETURN(a)                                    8.46%        17.71%     11.29%    19.36%     (21.24%)    (16.59%)
                                                 ------        -------   -------   -------     -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $6,259        $8,500    $10,164   $11,687     $ 4,905     $ 5,657
                                                 ------        -------   -------   -------     -------     -------
Ratios to average net assets:
Net investment loss                               (0.71%)       (0.16%)    (0.57%)   (0.42%)     (0.71%)     (0.51%)
Total expenses                                     2.28%         2.36%      2.27%     2.20%       2.27%       2.32%
                                                 ------        -------   -------   -------     -------     -------
Portfolio turnover rate                              44%          110%        75%       76%         68%        180%


                                       96                See accompanying notes.

Financial Highlights
Selected data for each share of capital stock                           SECURITY
outstanding throughout each period                          LARGE CAP VALUE FUND

                                            SIX MONTHS ENDED                YEAR ENDED SEPTEMBER 30,
                                                MARCH 31,      -----------------------------------------------------
CLASS C                                          2006(i)       2005(g)     2004      2003    2002(d, e, f)   2001(c)
-------                                     ----------------   -------   -------   -------   -------------   -------
PER SHARE DATA
Net asset value, beginning of period             $ 6.49         $ 5.52   $ 4.96    $ 4.16      $  5.28       $  6.32
                                                 ------         ------   ------    ------      -------       -------
Income (loss) from investment operations:
Net investment loss(b)                            (0.02)         (0.01)   (0.03)    (0.02)       (0.04)        (0.03)
Net gain (loss) on securities (realized
   and unrealized)                                 0.58           0.98     0.59      0.82        (1.08)        (1.01)
                                                 ------         ------   ------    ------      -------       -------
Total from investment operations                   0.56           0.97     0.56      0.80        (1.12)        (1.04)
                                                 ------         ------   ------    ------      -------       -------
Net asset value, end of period                   $ 7.05         $ 6.49   $ 5.52    $ 4.96      $  4.16       $  5.28
                                                 ======         ======   ======    ======      =======       =======
TOTAL RETURN(a)                                    8.63%         17.57%   11.29%    19.23%      (21.21%)      (16.46%)
                                                 ------         ------   ------    ------      -------       -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $3,064         $2,899   $2,561    $2,130      $ 1,510       $   904
                                                 ------         ------   ------    ------      -------       -------
Ratios to average net assets:
Net investment loss                               (0.67%)        (0.18%)  (0.57%)   (0.33%)      (0.72%)       (0.55%)
Total expenses                                     2.28%          2.36%    2.28%     2.20%        2.25%         2.33%
                                                 ------         ------   ------    ------      -------       -------
Portfolio turnover rate                              44%           110%      75%       76%          68%          180%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Net investment income (loss) was computed using average shares outstanding throughout the period.

(c) The Dreyfus Corporation became sub-adviser of Security Large Cap Value Fund effective January 1, 2001. Prior to January 1, 2001, advisory services were provided by Security Management Company, LLC (SMC).

(d) As required, effective October 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the period ended September 30, 2002, was to increase net investment income per share by less than 1/2 of a cent, decrease net realized and unrealized gains and losses per share by less than 1/2 of a cent and increase the ratio of net investment income to average net assets from 0.06% to 0.07%. Per share, ratios and supplemental data for periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(e) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(f) Effective May 1, 2002 the fee structure for Security Large Cap Value Fund changed. Per share information reflects this change.

(g) Security Management Company, LLC (SMC) became the advisor of Security Large Cap Value Fund effective June 30, 2005. Prior to June 30, 2005, SMC paid Dreyfus Corporation for sub-advisory services.

(h)  Net investment income is less than $0.01 per share.

(i) Unaudited figures for the six months ended March 31, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       97                See accompanying notes.

                       This page left blank intentionally.

                                SECURITY MID CAP
                                  GROWTH FUND

                           (SECURITY BENEFIT(SM) LOGO)
                        Security Management Company, LLC

                                    ADVISER,
                        SECURITY MANAGEMENT COMPANY, LLC

                                                                        SECURITY
Performance Summary                                          MID CAP GROWTH FUND
May 15, 2006                                                         (unaudited)

PERFORMANCE

SECURITY MID CAP GROWTH FUND VS.
RUSSELL 2500 GROWTH INDEX

                               (PERFORMANCE GRAPH)

MID CAP GROWTH FUND

 3/31/96    9,425.00
 6/30/96   10,197.75
 9/30/96   10,451.11
12/31/96   10,391.25
 3/31/97    9,573.04
 6/30/97   10,923.08
 9/30/97   12,600.41
12/31/97   12,243.13
 3/31/98   13,512.15
 6/30/98   13,238.16
 9/30/98   11,031.80
12/31/98   14,293.07
 3/31/99   14,256.84
 6/30/99   16,575.61
 9/30/99   16,648.07
12/31/99   22,821.53
 3/31/00   27,302.99
 6/30/00   25,815.45
 9/30/00   28,771.70
12/31/00   26,570.49
 3/31/01   21,935.86
 6/30/01   24,452.40
 9/30/01   17,783.56
12/31/01   22,688.67
 3/31/02   23,257.99
 6/30/02   19,125.11
 9/30/02   14,823.54
12/31/02   16,426.09
 3/31/03   16,236.31
 6/30/03   20,917.43
 9/30/03   22,857.36
12/31/03   25,624.71
 3/31/04   27,065.28
 6/30/04   26,999.80
 9/30/04   24,053.17
12/31/04   28,082.16
 3/31/05   25,998.57
 6/30/05   27,202.42
 9/30/05   29,286.01
12/31/05   30,058.38
 3/31/06   33,787.52

RUSSELL 2500 GROWTH INDEX

 3/31/1996   10,000.00
   6/30/96   10,512.03
   9/30/96   10,656.76
  12/31/96   10,756.72
   3/31/97    9,896.09
   6/30/97   11,505.44
   9/30/97   13,419.54
  12/31/97   12,345.05
   3/31/98   13,719.44
   6/30/98   13,050.06
   9/30/98   10,152.32
  12/31/98   12,726.02
   3/31/99   12,592.58
   6/30/99   14,708.76
   9/30/99   14,198.98
  12/31/99   19,789.04
   3/31/00   22,784.72
  06/30/00   21,211.95
  09/30/00   20,588.05
  12/31/00   16,605.50
 3/31/2001   13,299.44
 6/30/2001   16,127.16
 9/30/2001   11,761.36
12/31/2001   14,806.65
 3/31/2002   14,370.28
 6/30/2002   11,980.54
 9/30/2002    9,697.38
12/31/2002   10,500.30
 3/31/2003   10,164.50
 6/30/2003   12,474.01
 9/30/2003   13,716.53
12/31/2003   15,362.63
 3/31/2004   16,208.62
 6/30/2004   16,230.82
 9/30/2004   15,320.38
12/31/2004   17,604.79
 3/31/2005   16,843.24
 6/30/2005   17,443.56
 9/30/2005   18,540.14
12/31/2005   19,044.31
 3/31/2006   21,296.64

                             $10,000 OVER TEN YEARS

This chart assumes a $10,000 investment in Class A shares of Security Mid Cap Growth Fund on March 31, 1996, reflects deduction of the 5.75% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. The Russell 2500 Growth Index is an unmanaged index that measures the performance of securities of small-to-mid U.S. companies with greater-than-average growth orientation.

AVERAGE ANNUAL RETURNS

                                                             SINCE
PERIODS ENDED 3-31-06        1 YEAR   5 YEARS   10 YEARS   INCEPTION
---------------------        ------   -------   --------   ---------
A Shares                     29.96%    9.02%     13.62%       --
A Shares with sales charge   22.44%    7.74%     12.95%       --
B Shares                     29.06%    8.19%     12.63%       --
B Shares with CDSC           24.06%    7.89%     12.63%       --
C Shares                     29.12%    8.23%       N/A       11.20%
                                                           (1-29-99)
C Shares with CDSC           28.12%    8.23%       N/A       11.20%
                                                           (1-29-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 5.75% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted.

PORTFOLIO COMPOSITION BY SECTOR

Consumer Discretionary                    4.26%
Consumer Staples                          1.47
Energy                                   10.78
Financials                                3.29
Health Care                               9.22
Industrials                              22.93
Information Technology                   30.50
Materials                                 4.65
Utilities                                 6.65
Exchange Traded Funds                     2.01
Warrants                                  0.10
Commercial Paper                          3.00
Asset Backed Commercial Paper             4.10
Repurchase Agreement                      0.30
Liabilities, less cash & other assets    (3.26)
                                        ------
Total net assets                        100.00%
                                        ======


                                      100                See accompanying notes.

                                                                        SECURITY
Performance Summary                                          MID CAP GROWTH FUND
May 15, 2006                                                         (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2005 - March 31, 2006.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                                 BEGINNING         ENDING      EXPENSES PAID
                               ACCOUNT VALUE   ACCOUNT VALUE      DURING
                                  10-01-05      03-31-06(1)      PERIOD(2)
                               -------------   -------------   -------------
Security Mid Cap Growth Fund
   - Class A
   Actual                        $1,000.00       $1,153.70         $ 7.46
   Hypothetical                   1,000.00        1,018.00           6.99

Security Mid Cap Growth Fund
   - Class B
   Actual                         1,000.00        1,150.40          11.47
   Hypothetical                   1,000.00        1,014.26          10.75

Security Mid Cap Growth Fund
   - Class C
   Actual                         1,000.00        1,150.50          11.47
   Hypothetical                   1,000.00        1,014.26          10.75

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2005 to March 31, 2006 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2005 to March 31, 2006 was 15.37%, 15.04% and 15.05%, for Class
     A, B and C shares, respectively.

(2) Expenses are equal to the Fund's annualized expense ratio (1.39%, 2.14% and 2.14% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                                        SECURITY
Schedule of Investments                                      MID CAP GROWTH FUND
March 31, 2006                                                       (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS - 95.6%

APPLICATION SOFTWARE - 2.3%
Tibco Software, Inc.*                                      307,000   $ 2,566,520
Tyler Technologies, Inc.*                                  325,000     3,575,000
                                                                       6,141,520
                                                                     -----------
ASSET MANAGEMENT & CUSTODY BANKS - 2.3%
Northern Trust Corporation                                 116,000     6,090,000
                                                                     -----------
BIOTECHNOLOGY - 3.5%
Cell Genesys, Inc.*                                        178,000     1,420,440
Charles River Laboratories
International, Inc.*                                        34,000     1,666,680
Human Genome Sciences, Inc.*                               159,800     1,737,026
Incyte Corporation*                                        255,000     1,535,100
Kosan Biosciences, Inc.*                                   169,100       995,999
Strategic Diagnostics, Inc.*                               206,300       684,916
ZymoGenetics, Inc.*                                         55,900     1,208,558
                                                                     -----------
                                                                       9,248,719
                                                                     -----------
BROADCASTING & CABLE TV - 0.4%
WorldSpace, Inc.*                                          146,300     1,104,565
                                                                     -----------
COAL & CONSUMABLE FUELS - 0.5%
Hydrogen Corporation* (2)                                  233,722     1,308,843
                                                                     -----------
COMMUNICATIONS EQUIPMENT - 8.2%
ADC Telecommunications, Inc.*                              171,428     4,386,842
Adtran, Inc.                                               154,000     4,031,720
Extreme Networks, Inc.*                                    290,000     1,455,800
Finisar Corporation*                                     1,565,900     7,751,205
PC-Tel, Inc.*                                              136,700     1,301,384
Symmetricom, Inc.*                                         360,000     3,078,000
                                                                     -----------
                                                                      22,004,951
                                                                     -----------
COMPUTER STORAGE & PERIPHERALS - 1.9%
Mobility Electronics, Inc.*                                127,300     1,060,409
M-Systems Flash Disk Pioneers, Ltd.*                       100,000     2,586,000
Novatel Wireless, Inc.*                                    159,300     1,425,735
                                                                     -----------
                                                                       5,072,144
                                                                     -----------
CONSTRUCTION & ENGINEERING - 4.6%
Insituform Technologies, Inc.*                             168,000     4,468,800
Shaw Group, Inc.*                                          253,700     7,712,480
                                                                     -----------
                                                                      12,181,280
                                                                     -----------
CONSTRUCTION MATERIALS - 1.5%
Headwaters, Inc.*                                          100,000     3,979,000
                                                                     -----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.4%
Hewitt Associates, Inc.*                                    36,000     1,070,640
                                                                     -----------
DEPARTMENT STORES - 0.4%
Maidenform Brands, Inc.*                                    87,500       963,375
                                                                     -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 2.6%
ChoicePoint, Inc.*                                          70,000     3,132,500
Equifax, Inc.                                               41,390     1,541,364
Navigant Consulting, Inc.*                                 110,000     2,348,500
                                                                     -----------
                                                                       7,022,364
                                                                     -----------
ELECTRIC UTILITIES - 6.6%
KFx, Inc.*                                                 976,100   $17,765,020
                                                                     -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 7.9%
Electric City Corporation*(2)                            1,068,000       683,520
Millennium Cell, Inc.*                                     141,500       226,400
Plug Power, Inc.*                                          504,000     2,520,000
Power-One, Inc.*                                         1,335,800     9,617,760
Roper Industries, Inc.                                     117,000     5,689,710
UQM Technologies, Inc.*(2)                                 477,816     2,145,394
Ultralife Batteries, Inc.*                                   6,800        87,380
                                                                     -----------
                                                                      20,970,164
                                                                     -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 6.5%
Aeroflex, Inc.*                                            230,700     3,167,511
FLIR Systems, Inc.*                                        239,000     6,789,990
Identix, Inc.*                                              59,400       472,824
Maxwell Technologies, Inc.*                                360,700     7,037,257
                                                                     -----------
                                                                      17,467,582
                                                                     -----------
EXCHANGE TRADED FUNDS - 2.0%
iShares Russell 200 Growth Index Fund                       33,900     2,701,830
iShares S&P MidCap 400/
   Barra Growth Index Fund                                  33,200     2,672,600
                                                                     -----------
                                                                       5,374,430
                                                                     -----------
GENERAL MERCHANDISE STORES - 0.7%
Fred's, Inc.                                               133,400     1,768,884
                                                                     -----------
HEALTH CARE FACILITIES - 1.6%
U.S. Physical Therapy, Inc.*                                97,000     1,659,670
United Surgical Partners
   International, Inc.*                                     75,000     2,655,750
                                                                     -----------
                                                                       4,315,420
                                                                     -----------
HEALTH CARE SERVICES - 1.0%
Providence Service Corporation*                             78,900     2,565,828
                                                                     -----------
HEALTH CARE SUPPLIES - 0.6%
Orthovita, Inc.*                                           375,000     1,552,500
                                                                     -----------
HOME FURNISHINGS - 0.3%
Kirkland's, Inc.*                                          118,825       839,202
                                                                     -----------
HOUSEWARES & SPECIALTIES - 0.3%
Jarden Corporation*                                         24,100       791,685
                                                                     -----------
INDUSTRIAL MACHINERY - 0.8%
Quixote Corporation                                         50,100     1,239,975
Tennant Company                                             17,100       894,672
                                                                     -----------
                                                                       2,134,647
                                                                     -----------
INTERNET SOFTWARE & SERVICES - 0.7%
RealNetworks, Inc.*                                        230,000     1,897,500
                                                                     -----------
IT CONSULTING & OTHER SERVICES - 2.8%
Acxiom Corporation                                         175,000     4,522,000
Keane, Inc.*                                               182,000     2,866,500
                                                                     -----------
                                                                       7,388,500
                                                                     -----------


                                      102                See accompanying notes.

                                                                        SECURITY
Schedule of Investments                                      MID CAP GROWTH FUND
March 31, 2006                                                       (unaudited)

                                                           NUMBER       MARKET
                                                         OF SHARES      VALUE
                                                         ---------   -----------
COMMON STOCKS (CONTINUED)

METAL & GLASS CONTAINERS - 3.1%
Pactiv Corporation*                                        340,000   $ 8,343,600
                                                                     -----------
MOVIES & ENTERTAINMENT - 1.3%
Lions Gate Entertainment Corporation*(1)                   346,700     3,519,005
                                                                     -----------
OIL & GAS DRILLING - 1.6%
Ensco International, Inc.                                   82,300     4,234,335
                                                                     -----------
OIL & GAS EQUIPMENT & SERVICES - 1.2%
BJ Services Company                                         80,000     2,768,000
Superior Energy Services, Inc.*                             15,700       420,603
                                                                     -----------
                                                                       3,188,603
                                                                     -----------
OIL & GAS EXPLORATION & PRODUCTION - 4.5%
Rentech, Inc.*(2)                                        2,166,800     9,425,580
Syntroleum Corporation*                                    320,000     2,646,400
                                                                     -----------
                                                                      12,071,980
                                                                     -----------
OIL & GAS REFINING & MARKETING - 1.5%
Western Gas Resources, Inc.(1)                              81,000     3,908,250
                                                                     -----------
OIL & GAS STORAGE & TRANSPORTATION - 1.5%
Williams Companies, Inc.                                   190,000     4,064,100
                                                                     -----------
PACKAGED FOODS & MEATS - 1.5%
Hormel Foods Corporation(1)                                116,000     3,920,800
                                                                     -----------
PHARMACEUTICALS - 2.6%
Combinatorx, Inc.*                                         152,000     1,808,800
Hollis-Eden Pharmaceuticals, Inc.*                         257,744     1,587,703
Iomai Corporation*                                         174,000     1,010,940
Ligand Pharmaceuticals, Inc. (Cl.B)*                       196,900     2,530,165
                                                                     -----------
                                                                       6,937,608
                                                                     -----------
RAILROADS - 1.3%
Kansas City Southern*                                      141,000     3,482,700
                                                                     -----------
REGIONAL BANKS - 1.0%
Boston Private Financial Holdings, Inc.                     80,000     2,703,200
                                                                     -----------
SEMICONDUCTOR EQUIPMENT - 1.7%
Mindspeed Technologies, Inc.*                            1,150,000     4,577,000
                                                                     -----------
SEMICONDUCTORS - 3.7%
Applied Micro Circuits Corporation*                        750,000     3,052,500
hi/fn, Inc.*                                               152,800     1,191,840
IXYS Corporation*                                          610,000     5,624,200
QuickLogic Corporation*                                      6,600        37,884
                                                                     -----------
                                                                       9,906,424
                                                                     -----------
SPECIALTY STORES - 0.9%
Tractor Supply Company*(1)                                  36,000     2,388,240
                                                                     -----------
SYSTEMS SOFTWARE - 2.2%
BEA Systems, Inc.*                                         384,000     5,041,920
Sybase, Inc.*                                               40,800       861,696
                                                                     -----------
                                                                       5,903,616
                                                                     -----------

                                                        PRINCIPAL
                                                        AMOUNT OR
                                                          NUMBER       MARKET
                                                        OF SHARES       VALUE
                                                       -----------   ----------
COMMON STOCKS (CONTINUED)

TRADING COMPANIES & DISTRIBUTORS - 2.6%
MSC Industrial Direct Company, Inc.                       130,000   $  7,022,600
                                                                    ------------
TRUCKING - 3.0%
J.B. Hunt Transport Services, Inc.(1)                     240,000      5,169,600
Old Dominion Freight Line, Inc.*                           92,500      2,492,875
Universal Truckload Services, Inc.*                        18,300        458,415
                                                                    ------------
                                                                       8,120,890
                                                                    ------------
TOTAL COMMON STOCKS
   (cost $180,700,105)                                               255,311,714
                                                                    ------------
PREFERRED STOCK - 0.1%
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation PIPE (2, 3, 4)                   745,000        337,932
                                                                    ------------
TOTAL PREFERRED STOCK
   (cost $702,947)                                                       337,932
                                                                    ------------
WARRANTS - 0.1%
Bioject Medical Technologies, Inc.,
   $11.00, 05-23-06(3)                                      5,625             --
Electric City Corporation,
   $0.40, 03-19-09(2, 3)                                  311,500         94,767
Hollis-Eden Pharmaceuticals, Inc.,
   $15.45, 06-19-07(3)                                      8,143          1,293
Orthovita, Inc., $4.00, 06-26-08(3)                        75,000         77,387
Syntroleum Corporation,
   $7.60, 05-26-08                                         14,100         49,632
ThermoEnergy Corporation,
   $1.50, 07-14-08 (2, 3 ,4)                              745,000         97,670
                                                                    ------------
                                                                         320,749
                                                                    ------------
TOTAL WARRANTS
   (cost $670,177)                                                       320,749
                                                                    ------------
COMMERCIAL PAPER - 3.0%
BANKING - 0.6%
Westpac Banking Corporation,
   4.73%, 04-17-06                                     $1,500,000      1,496,847
                                                                    ------------
BROKERAGE - 0.7%
Merrill Lynch & Company, Inc.:
   4.65%, 04-05-06                                     $1,000,000        999,480
   4.69%, 04-10-06                                     $1,000,000        998,828
                                                                    ------------
                                                                       1,998,308
                                                                    ------------
ELECTRIC - 0.4%
Florida Power & Light Company,
   4.72%, 04-24-06                                     $1,000,000        996,984
                                                                    ------------


                                       103               See accompanying notes.

                                                                        SECURITY
Schedule of Investments                                      MID CAP GROWTH FUND
March 31, 2006                                                       (unaudited)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMERCIAL PAPER (CONTINUED)
NON U.S. BANKING - 1.3%
Danske Corporation:
   4.62%, 04-04-06                                     $1,000,000   $    999,615
   4.63%, 04-06-06                                      1,200,000      1,199,220
Societe Generale, 4.72%, 05-02-06                       1,194,000      1,189,147
                                                                    ------------
                                                                       3,387,982
                                                                    ------------
TOTAL COMMERCIAL PAPER
   (cost $7,880,121)                                                   7,880,121
                                                                    ------------
ASSET BACKED COMMERCIAL PAPER - 4.1%
FINANCIAL COMPANIES - DIVERSIFIED - 0.8%
Amsterdam Funding Corporation:
   4.75%, 04-19-06                                      1,000,000        997,625
   4.75%, 04-21-06                                      1,000,000        997,361
                                                                    ------------
                                                                       1,994,986
                                                                    ------------
FINANCIAL COMPANIES - MISCELLANEOUS
   RECEIVABLES - 2.2%
Falcon Asset Securitization Corporation,
   4.75%, 04-25-06                                      1,000,000        996,833
Jupiter Securitization Corporation:
   4.60%, 04-03-06                                      1,000,000        999,745
   4.63%, 04-07-06                                      1,000,000        999,213
   4.76%, 04-11-06                                      1,000,000        998,678
   4.66%, 04-12-06                                      1,000,000        998,555
   4.75%, 04-18-06                                      1,000,000        997,757
                                                                    ------------
                                                                       5,990,781
                                                                    ------------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 1.1%
Eureka Securitization,
   4.71%, 04-13-06                                        912,000        910,568
Old Line Funding Corporation,
   4.64%, 04-20-06                                      1,000,000        997,498
Sheffield Receivables Corporation,
   4.76%, 04-27-06                                      1,000,000        996,562
                                                                    ------------
                                                                       2,904,628
                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER
   (cost $10,890,395)                                                 10,890,395
                                                                    ------------
REPURCHASE AGREEMENT - 0.3%
United Missouri Bank, 4.36%, dated 03-31-06,
   matures 04-03-06; repurchase amount of
   $705,256 (Collateralized by FHLMC,
   4.35% 06-02-08 with a value of $719,288)               705,000        705,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT
   (cost $705,000)                                                       705,000
                                                                    ------------
TOTAL INVESTMENTS - 103.2%
   (cost $201,548,745)                                               275,445,911
LIABILITIES, LESS CASH & OTHER ASSETS - (3.2%)                        (8,501,525)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $266,944,386
                                                                    ============

For federal income tax purposes the identified cost of investments owned at March 31, 2006 was $202,441,284.

*    Non-income producing security

PIPE-Private Investment in Public Equity - is the term used for stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration in a secondary public offering.

(1)  Security is segregated as collateral for open written option contracts.

(2) Security is illiquid. The total market value of illiquid securities is $14,093,706 (cost $9,408,749), or 5.3% of total net assets.

(3) Security is fair valued by the Board of Directors. The total market value is $609,049 (cost $1,372,983), or 0.2% of total net assets.

(4) Security is restricted. The total market value of restricted securities is $435,602 (cost $894,000), or 0.2% of total net assets. The acquisition date is July 14, 2005.

                                                                        SECURITY
                                                             MID CAP GROWTH FUND
                                                                     (unaudited)
Statement of Assets and Liabilities
March 31, 2006

ASSETS:
Investments, at value(1) ........................................   $275,445,911
Cash ............................................................            695
Receivables:
   Fund shares sold .............................................        112,366
   Dividends ....................................................         33,995
Prepaid expenses ................................................         62,674
                                                                    ------------
Total assets ....................................................    275,655,641
                                                                    ------------
LIABILITIES:
Payable for:
   Securities purchased .........................................      7,842,695
   Fund shares redeemed .........................................        291,796
   Written options, at value
      (premiums received, $397,101) .............................        222,765
   Management fees ..............................................        158,635
   Custodian fees ...............................................          6,000
   Transfer agent and administration fees .......................         34,666
   Professional fees ............................................         18,365
   12b-1 distribution plan fees .................................        134,090
   Director's fees ..............................................          2,243
                                                                    ------------
Total liabilities ...............................................      8,711,255
                                                                    ------------
NET ASSETS ......................................................   $266,944,386
                                                                    ============
NET ASSETS CONSIST OF:
Paid in capital .................................................   $184,342,591
Accumulated net investment loss .................................     (1,252,193)
Accumulated undistributed net realized
   gain on sale of investments and
   options written ..............................................      9,782,486
Net unrealized appreciation in value of
   investments and options written ..............................     74,071,502
                                                                    ------------
Net assets ......................................................   $266,944,386
                                                                    ============
CLASS A:
Capital shares outstanding
   (unlimited number of shares authorized) ......................     16,472,336
Net assets ......................................................   $222,457,894
Net asset value and redemption price per share ..................   $      13.50
                                                                    ============
Maximum offering price per share
   (net asset value divided by 94.25%) ..........................   $      14.32
                                                                    ============
CLASS B:
Capital shares outstanding
   (unlimited number of shares authorized) ......................      2,387,371
Net assets ......................................................   $ 27,212,568
Net asset value, offering and redemption price
   per share (excluding any applicable contingent
   deferred sales charge) .......................................   $      11.40
                                                                    ============
CLASS C:
Capital shares outstanding
   (unlimited number of shares authorized) ......................      1,378,605
Net assets ......................................................   $ 17,273,924
Net asset value, offering and redemption price
   per share (excluding any applicable contingent
   deferred sales charge) .......................................   $      12.53
                                                                    ============
(1)Investments, at cost .........................................   $201,548,745

Statement of Operations
For the Six Months Ended March 31, 2006

INVESTMENT INCOME:
   Dividends ....................................................   $    325,302
   Interest .....................................................        178,718
                                                                    ------------
   Total investment income ......................................        504,020
                                                                    ------------
EXPENSES:
   Management fees ..............................................        859,941
   Transfer agent/maintenance fees ..............................        226,018
   Administration fees ..........................................        108,591
   Custodian fees ...............................................          9,854
   Directors' fees ..............................................         14,173
   Professional fees ............................................         25,073
   Reports to shareholders ......................................         31,021
   Registration fees ............................................         24,847
   Other expenses ...............................................         11,347
   12b-1 distribution plan fees - Class A .......................        233,747
   12b-1 distribution plan fees - Class B .......................        130,263
   12b-1 distribution plan fees - Class C .......................         81,338
                                                                    ------------
   Total expenses ...............................................      1,756,213
                                                                    ------------
   Net investment loss ..........................................     (1,252,193)
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain during the period on:
   Investments ..................................................     17,504,813
   Options written ..............................................        661,708
                                                                    ------------
   Net realized gain ............................................     18,166,521
                                                                    ------------
Net unrealized appreciation during the period on:
   Investments ..................................................     16,296,147
   Options written ..............................................        473,448
                                                                    ------------
   Net unrealized appreciation ..................................     16,769,595
                                                                    ------------
Net realized and unrealized gain ................................     34,936,116
                                                                    ------------
Net increase in net assets
   resulting from operations ....................................   $ 33,683,923
                                                                    ============


                                       105               See accompanying notes.

                                                                        SECURITY
Statement of Changes in Net Assets                           MID CAP GROWTH FUND

                                                           SIX MONTHS
                                                              ENDED
                                                            MARCH 31,      YEAR ENDED
                                                              2006       SEPTEMBER 30,
                                                           (unaudited)        2005
                                                          ------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ................................   $ (1,252,193)   $ (2,111,085)
   Net realized gain during the period
      on investments and options written ..............     18,166,521      12,943,161
   Net unrealized appreciation during the period on
      investments and options written .................     16,769,595      30,372,234
                                                          ------------    ------------
   Net increase in net assets resulting from operations     33,683,923      41,204,310
                                                          ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gain
      Class A .........................................    (13,404,927)     (9,955,799)
      Class B .........................................     (2,137,907)     (2,023,316)
      Class C .........................................     (1,288,551)     (1,044,883)
                                                          ------------    ------------
   Total distributions to shareholders ................    (16,831,385)    (13,023,998)
                                                          ------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from sale of shares
      Class A .........................................     43,833,488      39,688,683
      Class B .........................................      1,867,337       4,639,146
      Class C .........................................      1,626,840       3,851,285
   Distributions reinvested
      Class A .........................................     12,899,625       9,564,132
      Class B .........................................      2,106,540       1,981,156
      Class C .........................................      1,195,749         955,741
   Cost of shares redeemed
      Class A .........................................    (32,293,155)    (38,532,269)
      Class B .........................................     (5,367,047)     (9,060,461)
      Class C .........................................     (2,898,652)     (5,198,188)
                                                          ------------    ------------
   Net increase from capital share transactions .......     22,970,725       7,889,225
                                                          ------------    ------------
   Net increase in net assets .........................     39,823,263      36,069,537
                                                          ------------    ------------
NET ASSETS:
   Beginning of period ................................    227,121,123     191,051,586
                                                          ------------    ------------
   End of period ......................................   $266,944,386    $227,121,123
                                                          ============    ============
   Accumulated net investment loss at end of period ...   $ (1,252,193)   $         --
                                                          ============    ============
CAPITAL SHARE ACTIVITY:
   Shares sold
      Class A .........................................      3,426,637       3,433,535
      Class B .........................................        172,494         459,016
      Class C .........................................        137,251         352,361
   Shares reinvested
      Class A .........................................      1,075,865         797,012
      Class B .........................................        207,746         191,231
      Class C .........................................        107,242          84,579
   Shares redeemed
      Class A .........................................     (2,550,062)     (3,301,939)
      Class B .........................................       (490,151)       (917,791)
      Class C .........................................       (244,721)       (473,376)


                                       106               See accompanying notes.

Financial Highlights
Selected data for each share of capital stock                           SECURITY
outstanding throughout each period                           MID CAP GROWTH FUND

                                                          SIX MONTHS
                                                             ENDED                     YEAR ENDED SEPTEMBER 30,
                                                           MARCH 31,   -------------------------------------------------------
CLASS A                                                     2006(f)      2005       2004(e)      2003      2002(d)      2001
-------                                                   ----------   --------    --------    --------    -------    --------
PER SHARE DATA
Net asset value, beginning of period                      $  12.65     $  11.02    $  10.84    $   7.03    $  8.48    $  15.28
                                                          --------     --------    --------    --------    -------    --------
Income (loss) from investment operations:
Net investment loss(b)                                       (0.06)       (0.10)      (0.13)      (0.10)     (0.09)      (0.07)
Net gain (loss) on securities (realized and unrealized)       1.88         2.46        0.71        3.91      (1.30)      (5.38)
                                                          --------     --------    --------    --------    -------    --------
Total from investment operations                              1.82         2.36        0.58        3.81      (1.39)      (5.45)
                                                          --------     --------    --------    --------    -------    --------
Less distributions:
Distributions from realized gains                            (0.97)       (0.73)      (0.40)         --      (0.06)      (1.35)
                                                          --------     --------    --------    --------    -------    --------
Total distributions                                          (0.97)       (0.73)      (0.40)         --      (0.06)      (1.35)
                                                          --------     --------    --------    --------    -------    --------
Net asset value, end of period                            $  13.50     $  12.65    $  11.02    $  10.84    $  7.03    $   8.48
                                                          ========     ========    ========    ========    =======    ========
TOTAL RETURN(a)                                              15.37%       21.76%       5.23%      54.20%    (16.64%)    (38.19%)
                                                          --------     --------    --------    --------    -------    --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $222,458     $183,676    $149,715    $134,208    $90,948    $131,498
                                                          --------     --------    --------    --------    -------    --------
Ratios to average net assets:
Net investment loss                                          (0.95%)      (0.85%)     (1.11%)     (1.14%)    (0.92%)     (0.64%)
Total expenses                                                1.39%        1.42%       1.41%       1.41%      1.20%       1.09%
                                                          --------     --------    --------    --------    -------    --------
Portfolio turnover rate                                         38%          31%         50%         57%        47%         48%

                                                          SIX MONTHS
                                                             ENDED                   YEAR ENDED SEPTEMBER 30,
                                                           MARCH 31,   ---------------------------------------------------
CLASS B                                                     2006(f)      2005     2004(e)      2003     2002(d)      2001
-------                                                   ----------   -------    -------    -------    -------    -------
PER SHARE DATA
Net asset value, beginning of period                       $ 10.86     $  9.61    $  9.57    $  6.26    $  7.62    $ 14.02
                                                           -------     -------    -------    -------    -------    -------
Income (loss) from investment operations:
Net investment loss(b)                                       (0.09)      (0.16)     (0.19)     (0.15)     (0.16)     (0.17)
Net gain (loss) on securities (realized and unrealized)       1.60        2.14       0.63       3.46      (1.14)     (4.88)
                                                           -------     -------    -------    -------    -------    -------
Total from investment operations                              1.51        1.98       0.44       3.31      (1.30)     (5.05)
                                                           -------     -------    -------    -------    -------    -------
Less distributions:
Distributions from realized gains                            (0.97)      (0.73)     (0.40)        --      (0.06)     (1.35)
                                                           -------     -------    -------    -------    -------    -------
Total distributions                                          (0.97)      (0.73)     (0.40)        --      (0.06)     (1.35)
                                                           -------     -------    -------    -------    -------    -------
Net asset value, end of period                             $ 11.40     $ 10.86    $  9.61    $  9.57    $  6.26    $  7.62
                                                           =======     =======    =======    =======    =======    =======
TOTAL RETURN(a)                                              15.04%      20.95%      4.44%     52.88%    (17.35%)   (38.83%)
                                                          --------     --------    --------    --------    -------    --------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $27,213     $27,115    $26,578    $26,459    $17,502    $28,580
                                                           -------     -------    -------    -------    -------    -------
Ratios to average net assets:
Net investment loss                                          (1.70%)     (1.61%)    (1.86%)    (1.89%)    (1.84%)    (1.64%)
Total expenses                                                2.14%       2.17%      2.16%      2.16%      2.11%      2.09%
                                                           -------     -------    -------    -------    -------    -------
Portfolio turnover rate                                         38%         31%        50%        57%        47%        48%


                                       107               See accompanying notes.

Financial Highlights
Selected data for each share of capital stock                           SECURITY
outstanding throughout each period                           MID CAP GROWTH FUND

                                                          SIX MONTHS
                                                             ENDED                    YEAR ENDED SEPTEMBER 30,
                                                           MARCH 31,   -----------------------------------------------------
CLASS C                                                     2006(f)      2005     2004(e)      2003     2002(c, d)     2001
-------                                                   ----------   -------    -------    -------    ----------   -------
PER SHARE DATA
Net asset value, beginning of period                       $ 11.84     $ 10.43    $ 10.34    $  6.76     $  8.22     $ 14.99
                                                           -------     -------    -------    -------     -------     -------
Income (loss) from investment operations:
Net investment loss(b)                                       (0.10)      (0.18)     (0.21)     (0.16)      (0.16)      (0.18)
Net gain (loss) on securities (realized and unrealized)       1.76        2.32       0.70       3.74       (1.24)      (5.24)
                                                           -------     -------    -------    -------     -------     -------
Total from investment operations                              1.66        2.14       0.49       3.58       (1.40)      (5.42)
                                                           -------     -------    -------    -------     -------     -------
Less distributions:
Distributions from realized gains                            (0.97)      (0.73)     (0.40)        --       (0.06)      (1.35)
                                                           -------     -------    -------    -------     -------     -------
Total distributions                                          (0.97)      (0.73)     (0.40)        --       (0.06)      (1.35)
                                                           -------     -------    -------    -------     -------     -------
Net asset value, end of period                             $ 12.53     $ 11.84    $ 10.43    $ 10.34     $  6.76     $  8.22
                                                           =======     =======    =======    =======     =======     =======
TOTAL RETURN(a)                                              15.05%      20.83%      4.59%     52.96%     (17.30%)    (38.78%)
                                                           -------     -------    -------    -------     -------     -------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                   $17,274     $16,330    $14,759    $11,279     $ 5,883     $ 4,194
                                                           -------     -------    -------    -------     -------     -------
Ratios to average net assets:
Net investment loss                                          (1.70%)     (1.60%)    (1.86%)    (1.89%)     (1.85%)     (1.66%)
Total expenses                                                2.14%       2.17%      2.16%      2.16%       2.12%       2.09%
                                                           -------     -------    -------    -------     -------     -------
Portfolio turnover rate                                         38%         31%        50%        57%         47%         48%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Net investment loss was computed using average shares outstanding throughout the period.

(c) The financial highlights for Class C shares exclude the historical financial highlights of Class S shares. Class S shares were exchanged for Class C shares on June 3, 2002.

(d) Effective May 1, 2002 the fee structure for Security Mid Cap Growth Fund changed. Per share information reflects this change.

(e) The financial highlights for the Security Mid Cap Growth Fund exclude the historical financial highlights of the Technology Series Class A, B and C shares. The assets of the Technology Series were acquired by the Security Mid Cap Growth Fund on October 3, 2003.

(f) Unaudited figures for the six months ended March 31, 2006. Percentage amounts for the period, except total return, have been annualized.


                                       108               See accompanying notes.

Notes to Financial Statements
March 31, 2006
(unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

     Security Large Cap Value, Equity and Mid Cap Growth Funds (the Funds) are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The shares of Security Equity Fund are currently issued in multiple Series, with each Series, in effect, representing a separate fund. The Equity Fund accounts for the assets of each Series separately. Class "A" shares are generally sold with a sales charge at the time of purchase. Class "A" shares are not subject to a sales charge when they are redeemed, except for purchases of $1 million or more. Class "A" shares sold without a front-end sales charge are subject to a contingent deferred sales charge if redeemed within one year of purchase. Class "B" shares are offered without a front-end sales charge but incur additional class-specific expenses. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Redemptions of Class "B" shares within five years of acquisition incur a contingent deferred sales charge. Class "C" shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within one year of acquisition incur a contingent deferred sales charge. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

     A. SECURITY VALUATION - Valuations of the Funds' securities are supplied by pricing services approved by the Board of Directors. The Funds' officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Funds' investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Funds generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS(R). In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series/Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

     B. REPURCHASE AGREEMENTS - In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral and that the fair value of the collateral exceed the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     C. FOREIGN CURRENCY TRANSACTIONS - The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements
March 31, 2006
(unaudited)

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales of foreign currencies, and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of portfolio securities and other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

     D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Global Series may enter into forward foreign exchange contracts in order to manage foreign currency risk from purchase or sale of securities denominated in foreign currency. The Series may also enter into such contracts to manage changes in foreign currency exchange rates on portfolio positions. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as unrealized gains or losses. Realized gains or losses are recognized when contracts are settled and are reflected in the Statement of Operations. These contracts involve market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The face or contract amount in U.S. dollars reflects the total exposure these funds have in that particular currency contract. Losses may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

     E. FUTURES - Large Cap Value Fund, Equity Series, Social Awareness Series, Small Cap Growth Series, Enhanced Index Series, Alpha Opportunity Series and Mid Cap Growth Fund utilize futures contracts to a limited extent, with the objectives of maintaining full exposure to the underlying stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. These Funds or Series, as applicable, may purchase futures contracts to immediately position incoming cash in the market, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. In the event of redemptions, the Funds or Series, as applicable, may pay departing shareholders from its cash balances and reduce their futures positions accordingly. Returns may be enhanced by purchasing futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks contained in the indexes and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Funds are required to deposit and maintain as collateral either cash or securities, representing the initial margin, equal to a certain percentage of the contract value. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted in the Schedule of Investments. Subsequent changes in the value of the contract are recorded as unrealized gains or losses. Variation margin is paid or received in cash daily by the Funds. The Funds realize a gain or loss when the contract is closed or expires.

     F. OPTIONS WRITTEN - The Funds may purchase put and call options and write such options on a covered basis on securities that are traded on recognized securities exchanges and over-the-counter markets. Call and put options on securities give the holder the right to purchase or sell (and the writer the obligation to sell or purchase), respectively, a security at a specified price, until a certain date. Options may be used to hedge the Funds' portfolio, to increase returns or to maintain exposure to the equity markets. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the series and the price of the option, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

     The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

     G. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Dividend income is accrued as of ex-dividend date, except that certain dividends for foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund is informed of the dividend in the exercise of reasonable diligence. Interest income is recognized on the accrual basis including the amortization of premiums and accretion of discounts on debt securities.

     H. EXPENSES - Expenses that are directly related to one of the Funds are charged directly to that Fund or Series. Other operating expenses are allocated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

     I. DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

     J. TAXES - The Funds complied with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributed all of their taxable net income and net realized gains sufficient to relieve them from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

     K. EARNINGS CREDITS - Under the fee schedule with the custodian, the Funds earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits.

     L. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and

Notes to Financial Statements
March 31, 2006
(unaudited)

assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     M. SHORT SALES - The Funds or Series may make short sales "against the box," in which a Fund or Series enters into a short sale of a security it owns. At no time will more than 15% of the value of a Fund's net assets be in deposits on short sales against the box. If a Fund makes a short sale, the Fund does not immediately deliver from its own account the securities sold and does not receive the proceeds from the sale. To complete the sale, the Fund or Series must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund or Series must replace the security borrowed by purchasing it at the market price at the time of replacement or delivering the security from its own portfolio. The Fund or Series is said to have a "short position" in securities sold until it delivers them to the broker, at which time it receives the proceeds of the sale. Certain Funds or Series may make short sales that are not "against the box," which create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Such short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continually increase, although a Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which differ from the market value reflected on the Statement of Assets and Liabilities. The Funds are liable for any dividends or interest payable on securities while those securities are in a short position. As collateral for its short positions, the Funds are required under the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 1a above. These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

     N. INDEMNIFICATIONS - Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnification to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred, and may not occur. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Management fees are payable to Security Management Company, LLC (SMC or Investment Manager) as follows:

                                                      MANAGEMENT
                                     MANAGEMENT       FEE WAIVERS
                                    FEES (AS A %      (AS A % OF
                                   OF NET ASSETS)   OF NET ASSETS)
                                   --------------   --------------
Security Equity Fund:
   Alpha Opportunity Series*          2.10%(1)           N/A
   Enhanced Index Series              0.75%              0.25%
   Equity Series                      0.75%              N/A
   Global Series                      1.00%              N/A
   Large Cap Growth Series            1.00%              0.25%
   Mid Cap Value Series               0.83%(2)           N/A
   Select 25 Series                   0.75%              N/A
   Small Cap Growth Series            1.00%              N/A
   Social Awareness Series            1.00%              0.25%
Security Large Cap Value Fund         0.65%              N/A
Security Mid Cap Growth Fund          0.75%              N/A

* Alpha Opportunity Series' management fee will range from 1.25% to 2.75% of average daily net assets as discussed below.

      (1) SMC receives a management fee from the Alpha Opportunity Series that consists of two components. The first component is an annual base fee equal to 2.00% of Alpha Opportunity Series average daily net assets. The second component is a base fee adjustment that either increases or decreases the base fee, depending on how Alpha Opportunity Series (calculated by reference to its Class A shares) performed relative to the S&P 500 Index over the prior 12-month period (the "Measuring Period"). SMC will receive the base fee of 2.00% without adjustment if the performance of Alpha Opportunity Series (calculated by reference to its Class A shares) matches the performance of the S&P500 Index. The maximum base fee adjustment at each calculation period is 0.75% up or down in the event that Alpha Opportunity Series outperforms or underperforms the S&P 500 Index by 15% or more. SMC calculates the base fee adjustment each month based upon Alpha Opportunity Series' performance relative to the S&P500 Index over the Measuring Period ending on the last day of the month. If Alpha Opportunity Series outperforms the S&P 500 Index over the Measuring Period, the base fee is adjusted upward. The upward adjustment is equal to the amount by which Alpha Opportunity Series' performance exceeds that of the S&P 500 Index divided by 15 and multiplied by the average daily net assets of Alpha Opportunity Series during the Measuring Period to determine the base fee adjustment for the month. If Alpha Opportunity Series underperforms the Index, the base fee is adjusted downward on the same basis. SMC will determine the dollar amount of any performance adjustment each month by multiplying the adjustment percentage by the average daily net assets of the Alpha Opportunity Series during the Measuring Period and dividing that number by the number of days in the Measuring Period and then multiplying that amount by the number of days in the current month.

     (2) Management fees are payable at an annual rate of 1.00% of the average daily net assets of $200 million or less, plus an additional annual rate of 0.75% of the average daily net assets of the Mid Cap Value Series in excess of $200 million.

Notes to Financial Statements
March 31, 2006
(unaudited)

     SMC also acts as the administrative agent and transfer agent for the Funds, and as such performs administrative functions, transfer agency and dividend disbursing services, and the bookkeeping, accounting and pricing functions for each Fund or Series. At a meeting held on November 18, 2005, the Board of Directors approved a new administrative fee schedule. This new fee schedule was effective December 1, 2005. For these services, the Investment Manager receives the following:

                                     ADMINISTRATIVE FEES
                                   (AS A % OF NET ASSETS)*
                                   -----------------------
                                     EFFECTIVE   PRIOR TO
                                      12-1-05*   12-1-05*
                                     ---------   --------
Security Equity Fund:
   Alpha Opportunity Series            0.15%      0.145%
   Enhanced Index Series              0.095%       0.09%
   Equity Series                      0.095%       0.09%
   Global Series                       0.05%+     0.045%+
                                       greater of 0.10%
                                          or $60,000
   Large Cap Growth Series            0.095%       0.09%
   Mid Cap Value Series               0.095%       0.09%
   Select 25 Series                   0.095%       0.09%
   Small Cap Growth Series            0.095%       0.09%
   Social Awareness Series            0.095%       0.09%
Security Large Cap Value Fund         0.095%       0.09%
Security Mid Cap Growth Fund          0.095%       0.09%

* The minimum annual charge for administrative fees is $25,000 for each Series or Fund.

     SMC is paid the following for providing transfer agent services to the
Funds:

                                                 EFFECTIVE
                                             FEBRUARY 1, 2004
                                             ----------------
Annual per account charge                      $5.00 - $8.00
Transaction fee                                $0.60 - $1.10
Annual minimum charge (per Series or Fund)        $25,000
Certain out-of-pocket charges                     Varies

     SMC has agreed to limit the total expenses for each class of the Enhanced Index and Select 25 Series to 1.75%, Social Awareness, Mid Cap Value, Small Cap Growth and Large Cap Growth Series to 2.00% exclusive of interest, taxes, extraordinary expenses, brokerage fees and commissions and 12b-1 fees for the aforementioned Series. SMC has agreed to limit the total other expenses of Alpha Opportunity Series to 0.50%. The expense limits other than those for Enhanced Index and Select 25 Series are voluntary limits that may be terminated at any time without notice to shareholders.

     The Funds have adopted Distribution Plans related to the offering of Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plans provide for payments at an annual rate of 1.00% of the average daily net assets of each Fund's Class B, Class C shares, and 0.25% of the average daily net assets of each Fund's Class A shares. Effective August 25, 2005, Global Series ceased charging 12b-1 fees on Class B shares in accordance with the NASD sales cap regulations. This fee may be reinstated at any time.

     Security Distributors, Inc. (SDI), a wholly-owned subsidiary of Security Benefit Corporation and the distributor of the Funds, received net underwriting commissions on sales of shares after allowances to brokers and dealers as follows:

                                     SDI
                                UNDERWRITING
                                 COMMISSIONS
                                ------------
Security Equity Fund:
   Alpha Opportunity Series       $  3,351
   Enhanced Index Series               420
   Equity Series                    16,084
   Global Series                    35,519
   Large Cap Growth Series           1,441
   Mid Cap Value Series            217,908
   Select 25 Series                  1,757
   Small Cap Growth Series           4,460
   Social Awareness Series           2,232
Security Large Cap Value Fund        3,617
Security Mid Cap Growth Fund        20,434

     Certain officers and directors of the Funds are also officers and/or directors of Security Benefit Life Insurance Company and its affiliates, which include SMC and SDI.

     At March 31, 2006, Security Benefit Corporation and its subsidiaries owned over five percent of the outstanding shares of the Funds or Series, as follows:

                                PERCENT OF OUTSTANDING
FUND OR SERIES                       SHARES OWNED
--------------                  ----------------------
Security Equity Fund:
   Alpha Opportunity Series             43.06%
   Enhanced Index Series                24.77%
   Equity Series                        13.39%
   Global Series                         9.41%
   Large Cap Growth Series              38.88%
   Select 25 Series                      9.31%
   Small Cap Growth Series              19.28%
   Social Awareness Series               9.80%
Security Large Cap Value Fund           26.44%
Security Mid Cap Growth Fund             5.87%

Notes to Financial Statements
March 31, 2006
(unaudited)

3. UNREALIZED APPRECIATION/DEPRECIATION

     For federal income tax purposes, the amounts of unrealized appreciation (depreciation) on investments at March 31, 2006, were as follows:

                                    GROSS           GROSS       NET UNREALIZED
                                 UNREALIZED      UNREALIZED      APPRECIATION
                                APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                                ------------   --------------   --------------
Security Equity Fund:
   Alpha Opportunity Series     $    238,793    $   (119,048)    $    119,745
   Enhanced Index Series           1,009,491        (335,076)         674,415
   Equity Series                 104,567,436      (8,725,458)      95,841,978
   Global Series                  41,624,207      (1,177,695)      40,446,512
   Large Cap Growth Series         2,143,153        (408,045)       1,735,108
   Mid Cap Value Series          231,676,479     (18,966,773)     212,709,706
   Select 25 Series                6,518,459        (741,189)       5,777,270
   Small Cap Growth Series         9,554,952        (244,616)       9,310,336
   Social Awareness Series         2,903,613      (2,142,009)         761,604
Security Large Cap Value Fund      8,753,085      (1,318,500)       7,434,585
Security Mid Cap
   Growth Fund                    80,975,083      (7,970,456)      73,004,627

4. INVESTMENT TRANSACTIONS

     Investment transactions for the six months ended March 31, 2006, (excluding overnight investments and short-term commercial paper) were as follows:

                                                 PROCEEDS
                                  PURCHASES     FROM SALES
                                ------------   ------------
Security Equity Fund:
   Alpha Opportunity Series     $106,491,128   $111,836,869
   Enhanced Index Series           6,815,563      7,620,947
   Equity Series                  74,348,554    100,545,627
   Global Series                  22,203,366     55,242,203
   Large Cap Growth Series         3,703,661      2,599,271
   Mid Cap Value Series          148,529,000     68,282,201
   Select 25 Series                4,360,093      2,678,609
   Small Cap Growth Series        28,421,509     25,310,198
   Social Awareness Series         1,962,768      3,246,807
Security Large Cap Value Fund     14,932,692     11,915,875
Security Mid Cap Growth Fund      42,357,726     46,760,924

5. OPEN FUTURES CONTRACTS

     Open futures contracts for Alpha Opportunity Series and Enhanced Index Series as of March 31, 2006, were as follows:

                         ALPHA OPPORTUNITY SERIES    ENHANCED INDEX SERIES
                           S&P 500 Index Futures    S&P 500 E-Mini Futures
                         ------------------------   ----------------------
POSITION                           Long                      Long
NUMBER OF CONTRACTS                 37                         2
EXPIRATION DATE                  6-16-2006                 6-16-2006
CONTRACT AMOUNT                 $12,001,991                $131,906
MARKET VALUE                    $12,055,525                $130,330
UNREALIZED GAIN (LOSS)          $    53,534                $ (1,576)

6. OPTIONS WRITTEN

     The following options written were outstanding for Equity Series at March 31, 2006:

EQUITY SERIES PUT OPTIONS WRITTEN OUTSTANDING

                                     EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                            DATE        PRICE    CONTRACTS     VALUE
------------                         ----------   --------   ---------   --------
Transocean, Inc.                       5-19-06     $80.00       512      $194,560
                                                                ---      --------
Total put options outstanding
   (premiums received, $152,571)                                512      $194,560
                                                                ===      ========

     Transactions in options written for Equity Series for the six months ended March 31, 2006 were as follows:

EQUITY SERIES CALL OPTIONS WRITTEN

                                     NUMBER OF    PREMIUM
                                     CONTRACTS     AMOUNT
                                     ---------   ---------
Balance at September 30, 2005          1,194     $ 240,933
Opened                                 1,282       106,743
Bought Back                           (2,476)     (347,676)
                                      ------     ---------
Balance at March 31, 2006                 --     $      --
                                      ======     =========

EQUITY SERIES PUT OPTIONS WRITTEN

                                     NUMBER OF    PREMIUM
                                     CONTRACTS     AMOUNT
                                     ---------   ---------
Balance at September 30, 2005             --     $      --
Opened                                 3,745       396,860
Expired                               (3,233)     (244,289)
                                      ------     ---------
Balance at March 31, 2006                512     $ 152,571
                                      ======     =========

     The following options written were outstanding for Mid Cap Value Series at March 31, 2006:

MID CAP VALUE SERIES CALL OPTIONS WRITTEN OUTSTANDING

                                     EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                            DATE        PRICE    CONTRACTS      VALUE
------------                         ----------   --------   ---------   ----------
Archer-Daniels-Midland Company         9-18-06     $35.00       1,050    $  241,500
Community Health Systems, Inc.         4-24-06      40.00         885         4,425
Computer Sciences Corporation          6-19-06      60.00         600        60,000
Computer Sciences Corporation          9-18-06      55.00         630       258,300
Duke Energy Corporation                4-24-06      45.00       1,300       130,000
Granite Construction, Inc.             6-19-06      45.00         849       526,380
H.B. Fuller Company                    5-22-06      45.00         633       455,760
Inco, Ltd.                             4-24-06      45.00         600       306,000
Inco, Ltd.                             5-22-06      50.00         600       138,000
Keane, Inc.                            8-21-06      15.00       1,540       223,300
McDermott International, Inc.          8-21-06      55.00         650       318,500
Shaw Group, Inc.                       4-24-06      35.00         880         4,400
Triad Hospitals, Inc.                  5-22-06      45.00         600        21,000
United Rentals, Inc.                   5-22-06      35.00         259        36,260
Universal Health Services, Inc.        7-24-06      50.00       1,000       290,000
W.R. Berkley Corporation               4-24-06      36.63         550       181,500
                                                               ------    ----------
Total call options outstanding
   (premiums received, $2,651,433)                             12,626    $3,195,325
                                                               ======    ==========

Notes to Financial Statements
March 31, 2006
(unaudited)

6. OPTIONS WRITTEN (CONTINUED)

MID CAP VALUE SERIES PUT OPTIONS WRITTEN OUTSTANDING

                                     EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                            DATE        PRICE    CONTRACTS     VALUE
------------                         ----------   --------   ---------   --------
Epiq Systems, Inc.                     5-22-06     $17.50      2,100     $ 52,500
Newfield Exploration Company           6-19-06      35.00      1,010       40,400
Regis Corporation                      5-22-06      35.00      1,050      136,500
Williams Companies, Inc.               5-22-06      20.00      1,800       72,000
                                                               -----     --------
Total put options outstanding
   (premiums received, $581,032)                               5,960     $301,400
                                                               =====     ========

     Transactions in options written for Mid Cap Value Series for the six months ended March 31, 2006 were as follows:

MID CAP VALUE SERIES CALL OPTIONS WRITTEN

                                     NUMBER OF     PREMIUM
                                     CONTRACTS     AMOUNT
                                     ---------   ----------
Balance at September 30, 2005          6,504     $1,134,237
Opened                                15,010      3,042,407
Expired                               (6,488)      (928,611)
Exercised                             (2,400)      (596,600)
                                      ------     ----------
Balance at March 31, 2006             12,626     $2,651,433
                                      ======     ==========

MID CAP VALUE SERIES PUT OPTIONS WRITTEN

                                     NUMBER OF     PREMIUM
                                     CONTRACTS      AMOUNT
                                     ---------   -----------
Balance at September 30, 2005          4,066     $   523,507
Opened                                12,380       1,607,447
Expired                               (8,966)     (1,408,567)
Exercised                             (1,520)       (141,355)
                                      ------     -----------
Balance at March 31, 2006              5,960     $   581,032
                                      ======     ===========

     The following options written were outstanding for Security Large Cap Value Fund at March 31, 2006:

SECURITY LARGE CAP VALUE FUND PUT OPTIONS WRITTEN OUTSTANDING

                                     EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                            DATE        PRICE    CONTRACTS    VALUE
------------                         ----------   --------   ---------   -------
Transocean, Inc.                       5-19-06     $80.00        78      $29,640
                                                                ---      -------
Total put options outstanding
   (premiums received, $23,243)                                  78      $29,640
                                                                ===      =======

     Transactions in options written for Security Large Cap Value Fund for the six months ended March 31, 2006 were as follows:

SECURITY LARGE CAP VALUE FUND CALL OPTIONS WRITTEN

                                     NUMBER OF    PREMIUM
                                     CONTRACTS    AMOUNT
                                     ---------   --------
Balance at September 30, 2005           264      $ 23,375
Opened                                  586        53,405
Expired                                (507)      (42,329)
Exercised                              (343)      (34,451)
                                       ----      --------
Balance at March 31, 2006                --      $     --
                                       ====      ========

SECURITY LARGE CAP VALUE FUND PUT OPTIONS WRITTEN

                                     NUMBER OF   PREMIUM
                                     CONTRACTS    AMOUNT
                                     ---------   --------
Balance at September 30, 2005            --      $     --
Opened                                  188        46,185
Expired                                (110)      (22,942)
                                       ----      --------
Balance at March 31, 2006                78      $ 23,243
                                       ====      ========

     The following options written were outstanding for Security Mid Cap Growth Fund at March 31, 2006:

SECURITY MID CAP GROWTH FUND CALL OPTIONS WRITTEN OUTSTANDING

                                     EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                            DATE        PRICE    CONTRACTS     VALUE
------------                         ----------   --------   ---------   --------
J.B. Hunt Transportation
   Services, Inc.                      4-21-06     $25.00        500     $  2,500
Lions Gate Enertainment
   Corporation                         6-16-06      10.00      1,167       87,525
Tractor Supply Company                 7-21-06      65.00        180       97,200
Western Gas Resources, Inc.            4-21-06      50.00        249       14,940
                                                               -----     --------
Total call options outstanding
   (premiums received, $281,979)                               2,096     $202,165
                                                               =====     ========

     Transactions in options written for Security Mid Cap Growth Fund for the six months ended March 31, 2006 were as follows:

SECURITY MID CAP GROWTH FUND PUT OPTIONS WRITTEN OUTSTANDING

                                     EXPIRATION   EXERCISE   NUMBER OF    MARKET
COMMON STOCK                            DATE        PRICE    CONTRACTS    VALUE
------------                         ----------   --------   ---------   -------
Transocean, Inc.                       5-19-06     $70.00       200      $14,000
Trex Company, Inc.                     4-21-06      25.00       264        6,600
                                                                ---      -------
Total put options outstanding
   (premiums received, $115,122)                                464      $20,600
                                                                ===      =======

     Transactions in options written for Security Mid Cap Growth Fund for the six months ended March 31, 2006 were as follows:

SECURITY MID CAP GROWTH FUND CALL OPTIONS WRITTEN

                                     NUMBER OF    PREMIUM
                                     CONTRACTS     AMOUNT
                                     ---------   ---------
Balance at September 30, 2005          1,555     $ 412,720
Opened                                 3,470       571,133
Expired                               (1,749)     (317,047)
Exercised                             (1,180)     (384,827)
                                      ------     ---------
Balance at March 31, 2006              2,096     $ 281,979
                                      ======     =========

SECURITY MID CAP GROWTH FUND PUT OPTIONS WRITTEN

                                     NUMBER OF    PREMIUM
                                     CONTRACTS     AMOUNT
                                     ---------   ---------
Balance at September 30, 2005          1,227     $  81,323
Opened                                 2,062       407,193
Expired                               (2,403)     (344,661)
Exercised                               (422)      (28,733)
                                      ------     ---------
Balance at March 31, 2006                464     $ 115,122
                                      ======     =========

Notes to Financial Statements
March 31, 2006
(unaudited)

7. FEDERAL TAX MATTERS

     The tax character of distributions paid during the fiscal years ended September 30, 2005 and 2004, was the same as that reported in the Statement of Changes in Net Assets, except as follows:

                               ORDINARY     CAPITAL
                                INCOME       GAIN        TOTAL
                              ----------   --------   ----------
2005
Security Equity Fund:
   Alpha Opportunity Series   $1,099,071   $186,310   $1,285,381

2004
Security Equity Fund:
   Alpha Opportunity Series      341,942     80,496      422,438
   Equity Series                 607,081     77,431      684,512

Note: For federal income tax purposes, short term capital gain distributions are treated as ordinary income distributions.

As of September 30, 2005 the components of distributable earnings on a tax basis were:

                                UNDISTRIBUTED   UNDISTRIBUTED    ACCUMULATED       UNREALIZED
                                   ORDINARY       LONG-TERM      CAPITAL AND      APPRECIATION     DISTRIBUTABLE
                                    INCOME           GAIN       OTHER LOSSES*   (DEPRECIATION)**      EARNINGS
                                -------------   -------------   -------------   ----------------   -------------
Security Equity Fund:
   Alpha Opportunity Series       $1,709,969     $   310,649    $         --      $    178,620     $  2,199,238
   Enhanced Index Series              33,715              --      (4,110,950)          552,130       (3,525,105)
   Equity Series                   2,106,508       4,630,774              --        82,843,838       89,581,120
   Global Series                          --              --      (4,564,594)       38,425,318       33,860,724
   Large Cap Growth Series                --              --      (2,312,370)          861,891       (1,450,479)
   Mid Cap Value Series                   --      26,848,438              --       147,603,023      174,451,461
   Select 25 Series                       --              --     (11,459,603)        4,726,510       (6,733,093)
   Small Cap Growth Series                --              --      (3,925,468)        6,525,087        2,599,619
   Social Awareness Series                --              --      (1,551,431)          (43,243)      (1,594,674)
Security Large Cap Value Fund        226,795              --      (7,782,370)        4,909,030       (2,646,545)
Security Mid Cap Growth Fund              --      12,192,009      (2,852,119)       56,409,367       65,749,257

* Certain Funds had net capital loss carryovers and deferred post October losses as identified elsewhere in the Notes.

** The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of wash sale losses, the differences between book and tax basis passive foreign investment companies and bond discount accretion.

     As of September 30, 2005, the accumulated net realized loss on sales of investments for federal income tax purposes which are available to offset future taxable gains and post-October losses that are deferred to the first day of the next fiscal year are as follows:

Notes to Financial Statements
March 31, 2006
(unaudited)

                                CAPITAL LOSS                DEFERRED POST-
                                 CARRYOVERS    EXPIRES IN   OCTOBER LOSSES
                                ------------   ----------   --------------
Security Equity Fund:
   Enhanced Index Series         $    58,582      2010         $    --
                                   1,591,954      2011
                                   2,460,414      2012
                                 -----------
                                   4,110,950
   Global Series                   1,094,503      2009          67,499
                                     908,640      2010
                                      96,592      2011
                                   2,397,360      2012
                                 -----------
                                   4,497,095
   Large Cap Growth Series           268,343      2010              --
                                   1,736,216      2011
                                     307,811      2012
                                 -----------
                                   2,312,370
   Select 25 Series                2,083,530      2009              --
                                   3,363,943      2010
                                   2,960,418      2011
                                   3,051,712      2012
                                 -----------
                                  11,459,603
   SmallCap Growth Series          3,925,468      2010              --
   Social Awareness Series           309,787      2009          52,255
                                     132,011      2010
                                   1,018,739      2011
                                      38,639      2012
                                 -----------
                                   1,499,176
Security Large Cap Value Fund      7,782,370      2011              --
Security Mid Cap Growth Fund       2,268,140      2009              --
                                     567,035      2010
                                      16,944      2011
                                 -----------
                                   2,852,119

     The Security Equity Fund - Global Series obtained approximately $2,885,458 of capital losses (included above) from its merger with Security Equity Fund - International Series (see Note 8), which may be applied against realized net taxable capital gains in future years or until September 30, 2010, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

     Security Mid Cap Growth fund obtained approximately $3,419,154 of capital losses (included above) from its merger with Security Equity Fund - Technology Series, which may be applied against realized net taxable capital gains in future years or until September 30, 2011, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

     Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains and losses, and the "mark-to-market" of certain passive foreign investment companies (PFICs) for tax purposes. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period that the differences arise.

8. AFFILIATED TRANSACTIONS*

     Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in the Mid Cap Value Series of the Security Equity Fund as of March 31, 2006 amounted to $16,069,977 which represents 2.11% of net assets. There were no affiliated companies held in any other Fund or Series. Transactions in the Mid Cap Value Series during the six months ended March 31, 2006 in which the portfolio company is an "affiliated person" are as follows:

                         HYDROGEN     THERMOENERGY   THERMOENERGY
                       CORPORATION,    CORPORATION    CORPORATION     OPTEUM,
                            LLC           PIPES        WARRANTS         INC.
                       ------------   ------------   ------------   -----------
SEPTEMBER 30, 2005
Balance
   Shares                  547,442      1,745,000      1,745,000             --
   Cost                 $2,443,018     $1,646,500     $  447,500    $        --
Gross Additions
   Shares                       --             --             --      1,400,000
   Cost                 $       --     $       --     $       --    $15,682,076
Gross Reductions
   Shares                       --             --             --             --
   Cost                 $       --     $       --     $       --    $        --
MARCH 31, 2006
Balance
   Shares                  547,442      1,745,000      1,745,000             --
   Cost                 $2,443,018     $1,646,500     $  447,500    $        --
Gross Additions
   Shares                  547,442      1,745,000      1,745,000      1,400,000
   Cost                 $2,443,018     $1,646,500     $  447,500    $15,682,076
Realized Gain/(Loss)            --             --             --             --
Investment Income               --             --             --             --

* As a result of the Mid Cap Values Series' beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the "affiliated persons" are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

9. SUBSEQUENT EVENT

     At a meeting held on November 18, 2005, the Board of Directors of the Security Equity Fund (the "Fund") approved a plan of reorganization for the Security Equity Fund, Enhanced Index Series, Large Cap Growth Series and Social Awareness Series. Under the proposed plan of reorganization, all the assets and liabilities of the Enhanced Index Series, Large Cap Growth Series and Social Awareness Series would be merged into the Security Equity Fund Select 25 Series on approximately June 16, 2006. The plan of reorganization is contingent upon the approval of shareholders of record in Enhanced Index Series, Large Cap Growth Series and Social Awareness Series as of April 3, 2006.

Director's Disclosure

DIRECTOR APPROVAL OF INVESTMENT ADVISORY AGREEMENT

     At an in-person meeting of the Funds' Boards of Directors held on November 17-18, 2005, called for the purpose of, among other things, voting on the renewal of the investment advisory and sub-advisory agreements applicable to the Funds, each Fund's Board of Directors, including the Independent Directors, unanimously approved the continuation for a one-year period of the investment advisory agreement between the Fund and Security Management Company, LLC ("SMC"), as well as each investment sub-advisory agreement applicable to the Fund. In reaching this conclusion, the Directors requested and obtained from SMC and each investment sub-adviser such information as the Directors deemed reasonably necessary to evaluate the proposed renewal of the agreements. Each Fund's Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations.

     In considering the proposed continuation of the investment advisory and sub-advisory agreements, the Independent Directors evaluated a number of considerations, including, among others, (1) the nature, extent, and quality of the advisory services to be provided by SMC and the investment sub-advisers; (2) the investment performance of the Funds, SMC and the various investment sub-advisers; (3) the costs of the services to be provided and profits to be realized by SMC and its affiliates from the relationship with the Funds; (4) the extent to which economies of scale would be realized as the Funds grow; and (5) whether advisory and sub-advisory fee levels reflect these economies of scale for the benefit of Fund investors. Each Board of Directors also took into account other considerations that it believed, in light of the legal advice furnished to the Independent Directors by their independent legal counsel and the Directors' own business judgment, to be relevant. Following its review, each Fund's Board of Directors determined that the investment advisory agreement and each investment sub-advisory agreement applicable to the Fund (if any) will enable Fund shareholders to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of shareholders. Accordingly, the Directors, including the Independent Directors, unanimously approved the renewal of the investment advisory and investment sub-advisory agreements based upon the following considerations, among others:

     - THE NATURE, EXTENT AND QUALITY OF THE ADVISORY SERVICES TO BE PROVIDED. Each Board of Directors concluded that SMC and the investment sub-advisers retained to provide portfolio management services with respect to certain of the Funds are capable of providing high quality services to each Fund, as indicated by the nature and quality of services provided in the past, SMC's management capabilities demonstrated with respect to the Funds and other mutual funds managed by SMC, the professional qualifications and experience of SMC's and the various sub-advisers' portfolio managers, and SMC's investment and management oversight processes. The Directors also determined that SMC and the sub-advisers proposed to provide investment and related services that were of the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds' operations, the competitive landscape of the investment company business and investor needs.

     - THE INVESTMENT PERFORMANCE OF THE FUNDS. With respect to each Fund, the Directors concluded on the basis of information supplied by Lipper and Morningstar that SMC and the investment sub-advisers had achieved investment performance that was acceptable, and competitive or superior relative to comparable funds over trailing periods. With respect to the Large Cap Value Fund, the Directors noted significantly improved performance concluding that the fund's performance fell within a range that was reasonable and competitive with comparable funds. On the basis of the Directors' assessment of the nature, extent and quality of advisory services to be provided or procured by SMC, the Directors concluded that SMC is capable of generating a level of long-term investment performance that is appropriate in light of the Funds' investment objectives, policies and strategies and competitive with many other investment companies.

     - THE COST OF ADVISORY SERVICES PROVIDED AND THE LEVEL OF PROFITABILITY. On the basis of each Board's review of the fees to be charged by SMC for investment advisory and other services, and the estimated profitability of SMC's relationship with each Fund, each Board concluded that the level of investment advisory fees and SMC's profitability are appropriate in light of the management fees and overall expense ratios of comparable investment companies and the anticipated profitability of the relationship between each Fund and SMC and its affiliates. On the basis of comparative information supplied by Lipper and Morningstar, the Directors determined that the advisory fees and estimated overall expense ratio of each Fund are consistent with, and often below, industry medians, particularly with respect to mutual funds of comparable size. With respect to the Alpha Opportunity Series and Small Cap Growth Series of Security Equity Fund, the Directors noted that each of these Funds had a strong performance record, which helped to compensate for each such Fund's higher-than-median expense ratio. Further, the Directors noted that the Alpha Opportunity Series' investment advisory fee and expense ratio were above median due, at least in part, to its strong performance relative to its benchmark index, which increased the advisory fee payable under that Fund's "fulcrum" advisory fee arrangement.

     - WHETHER THE ADVISORY FEES REFLECT ECONOMIES OF SCALE. The Directors concluded that the Funds' investment advisory fees appropriately reflect the current economic environment for SMC and the competitive nature of the mutual fund market. The Directors further determined that the Funds have yet to achieve meaningful

Director's Disclosure

          economies of scale, which, therefore, cannot be reflected in the investment advisory fees.

     - THE EXTENT TO WHICH ECONOMIES OF SCALE WILL BE REALIZED AS THE FUNDS GROW. While the Funds' investment advisory fees do not reduce should Fund assets grow meaningfully, the Directors determined that the investment advisory fees payable by the Funds other than Security Equity Fund Alpha Opportunity Series (whose investment advisory fee varies depending on that Fund's performance relative to its benchmark index) already reflect potential future economies of scale to some extent by virtue of their competitive levels (determined with reference to industry standards as reported by Lipper and SMC's estimated profitability at current or foreseeable asset levels). The Directors also considered that they will have the opportunity to periodically re-examine whether a Fund has achieved economies of scale, and the appropriateness of investment advisory fees payable to SMC and fees payable by SMC to the investment sub-advisers, in the future.

     - BENEFITS (SUCH AS SOFT DOLLARS) TO SMC FROM ITS RELATIONSHIP WITH THE FUNDS (AND ANY CORRESPONDING BENEFITS TO THE FUNDS). The Directors concluded that other benefits described by SMC and the investment sub-advisers from their relationships with the Funds, including "soft dollar" benefits in connection with Fund brokerage transactions, are reasonable and fair, and consistent with industry practice and the best interests of the Funds and their shareholders. In addition, the Directors determined that the administration, transfer agency and fund accounting fees paid by the Funds to SMC are reasonable, fair and in the best interests of Fund shareholders in light of the nature and quality of the services provided, the associated costs, and the necessity of the services for the Funds' operations.

     - OTHER CONSIDERATIONS: In approving the investment advisory and sub-advisory agreements, the Directors determined that SMC has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Funds in a professional manner that is consistent with the best interests of the Funds and their shareholders. In this regard, the Directors favorably considered the compliance track record of the Funds and SMC. The Directors also concluded that SMC has made a significant entrepreneurial commitment to the management and success of the Funds, which entails a substantial financial and professional commitment, including investment advisory fee waivers and expense limitation arrangements with respect to several of the Funds to the benefit of Fund shareholders.

Directors and Officers (unaudited)

The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001.

DIRECTORS

NAME
(DATE OF BIRTH)
YEAR ELECTED***                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------                -------------------------------------------
Donald A. Chubb, Jr.**         Business broker, Griffith & Blair Realtors
(12-14-46)                     Director - Jayhawk Area Boy Scouts Council
1994

Harry W. Craig, Jr.**          Chairman, CEO, Secretary & Director,
(05-11-39)                     The Martin Tractor Company, Inc.;
2004                           Director - Stormont Vail Corporation
                               Director - Concerned Citizens for Topeka
                               Director - Oscar S. Stauffer Executive in Residence

Jerry B. Farley**              President, Washburn University
(09-20-46)                     President, J&J Bonanza
2005

Penny A. Lumpkin**             Partner, Vivians' Gift Shop (Corporate Retail)
(08-20-39)                     Vice President, Palmer Companies, Inc.
1993                           (Small Business and Shopping Center Development)
                               Vice President, PLB (Real Estate Equipment Leasing)
                               Vice President, Town Crier (Retail)
                               Prior to 2002:
                               Vice President, Bellaire Shopping Center
                               (Managing and Leasing)
                               Partner, Goodwin Enterprises (Retail)

Maynard F. Oliverius**         President & Chief Executive Officer,
(12-18-43)                     Stormont-Vail HealthCare
1998                           Director - VHA Mid-America
                               Director - Go Topeka

John D. Cleland*               Retired. Prior to January 1, 2003, Senior Vice
(05-01-36)                     President, Security Benefit Group, Inc. &
1991 (Director)                Security Benefit Life Insurance Company
2000 (Chairman of the Board)

Michael G. Odlum*              President & Managing Member Representative,
(01-12-52)                     Security Management Company, LLC
2004 (President)               Senior Vice President and Chief Investment Officer,
2004 (Director)                Security Corporation and
                               Security Benefit Life Insurance Company
                               Director, Security Distributors, Inc.
                               Director, Vice President and Chief Investment Officer,
                               First Security Benefit Life Insurance and Annuity
                               Company of New York

* These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

** These directors serve on the Fund's joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Fund.

*** Each director oversees 34 Security Fund portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

OFFICERS

NAME
(DATE OF BIRTH)
TITLE
YEAR ELECTED*                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------                -------------------------------------------
Steven M. Bowser               Vice President & Senior Portfolio Manager, Security
(02-11-60)                     Management Company, LLC;
Vice President                 Vice President & Senior Portfolio Manager, Security
2003                           Benefit Life Insurance Company

Christina Fletcher             Portfolio Manager, Security Management Company, LLC
(07-25-72)                     Credit Analyst/Portfolio Manager, Horizon Cash
Vice President                 Management
2005                           Senior Money Market Trader, Scudder Investments

Brenda M. Harwood              Assistant Vice President, Chief Compliance Officer &
(11-03-63)                     Treasurer, Security Management Company, LLC;
Treasurer                      Assistant Vice President, Security Benefit Life
1988                           Insurance Company
                               Vice President & Director, Security Distributors, Inc.

Richard J. King                Vice President & Head of Fixed Income Asset
(03-59)                        Management, Security Management Company, LLC;
Vice President                 Partner, Head of Portfolio Management, INVESCO
2005

Mark Lamb                      Vice President, Security Management Company, LLC,
(02-03-60)                     Vice President, Security Benefit Life Insurance
Vice President                 Company
2003

Amy J. Lee                     Secretary, Security Management Company, LLC & Security
(06-05-61)                     Distributors, Inc.;
Secretary                      Secretary, Security Distributors, Inc.
1987                           Vice President, Associate General Counsel & Assistant
                               Secretary,
                               Security Benefit Life Insurance Company

Mark Mitchell                  Vice President & Portfolio Manager, Security
(08-24-64)                     Management Company, LLC
Vice President
2003

Christopher Phalen             Vice President & Portfolio Manager, Security Management
(11-9-70)                      Company, LLC;
Vice President                 Vice President, Security Benefit Life Insurance Company
2002

James P. Schier                Vice President & Senior Portfolio Manager, Security
(12-28-57)                     Management Company, LLC;
Vice President                 Vice President, Security Benefit Life Insurance Company
1998

Cindy L. Shields               Vice President & Head of Equity Asset Management,
(06-05-67)                     Security Management Company, LLC,
Vice President                 Vice President, Security Benefit Life Insurance Company
1988

Christopher D. Swickard        Assistant Secretary, Security Management Company, LLC;
(10-09-65)                     Second Vice President & Counsel,
Assistant Secretary            Security Benefit Life Insurance Company
1996

David G. Toussaint             Assistant Vice President & Portfolio Manager,
(10-10-66)                     Security Management Company, LLC;
Vice President                 Assistant Vice President, Security Benefit Lfe
2001                           Insurance Company

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2005 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1-800-888-2461.

THE SECURITY GROUP OF MUTUAL FUNDS

Security Equity Fund

     -    Alpha Opportunity Series

     -    Enhanced Index Series

     -    Equity Series

     -    Global Series

     -    Large Cap Growth Series

     -    Mid Cap Value Series

     -    Select 25 Series

     -    Small Cap Growth Series

     -    Social Awareness Series

Security Large Cap Value Fund

Security Mid Cap Growth Fund

Security Income Fund

     -    Capital Preservation Series

     -    Diversified Income Series

     -    High Yield Series

     -    Income Opportunity Series

Security Cash Fund

SECURITY FUNDS OFFICERS AND DIRECTORS

DIRECTORS
Donald A. Chubb, Jr.
John D. Cleland
Harry W. Craig, Jr.
Jerry B. Farley
Penny A. Lumpkin
Michael G. Odlum
Maynard F. Oliverius

OFFICERS
John D. Cleland, Chairman of the Board
Michael G. Odlum, President
Steve M. Bowser, Vice President
Christina Fletcher, Vice President
Richard J. King, Vice President
Mark Lamb, Vice President
Mark Mitchell, Vice President
Christopher Phalen, Vice President
James P. Schier, Vice President
Cindy L. Shields, Vice President
David G. Toussaint, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Chief Compliance Officer & Treasurer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

(SECURITY BENEFIT(SM) LOGO)
Security Distributors, Inc.

One Security Benefit Place - Topeka, Kansas 66636-0001 - securitybenefit.com

ITEM 2. CODE OF ETHICS.

     Not required at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not required at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not required at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant's board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

     (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11. EXHIBITS.

     (a)  (1)  Not required at this time.

          (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        SECURITY LARGE CAP VALUE FUND


                                        By: MICHAEL G. ODLUM
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: MICHAEL G. ODLUM
                                            ------------------------------------
                                            Michael G. Odlum, President

                                        Date: May 26, 2006


                                        By: BRENDA M. HARWOOD
                                            ------------------------------------
                                            Brenda M. Harwood, Treasurer

                                        Date: May 26, 2006